United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/10

Date of Reporting Period:  Six months ended 1/31/10

Item 1.                      Reports to Stockholders

Federated MDT All Cap
Core Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006[2]	2005
Net Asset Value, Beginning of Period	$9.91	$14.05	$16.74	$15.08	$15.26	$13.52
Income From Investment Operations:
Net investment income (loss)	0.03[3]	0.06[3]	0.06	0.02[3]	0.00[3,4]	(0.00)[3,4]
Net realized and unrealized gain (loss) on investments	0.75	(4.15)	(1.56)	2.18	0.70	2.85
TOTAL FROM INVESTMENT OPERATIONS	0.78	(4.09)	(1.50)	2.20	0.70	2.85
Less Distributions:
Distributions from net investment income	(0.09)	(0.05)	—	—	(0.00)[4]	(0.03)
Distributions from net realized gain on investments	—	—	(1.19)	(0.54)	(0.88)	(1.08)
TOTAL DISTRIBUTIONS	(0.09)	(0.05)	(1.19)	(0.54)	(0.88)	(1.11)
Net Asset Value, End of Period	$10.60	$9.91	$14.05	$16.74	$15.08	$15.26
Total Return[5]	7.79%	(29.07)%	(9.98)%	14.67%	4.59%	21.79%
Ratios to Average Net Assets:
Net expenses	1.29%[6]	1.34%	1.29%	1.36%	1.50%	1.50%
Net investment income (loss)	0.54%[6]	0.64%	0.43%	0.13%	0.03%	(0.02)%
Expense waiver/reimbursement[7]	0.25%[6]	0.14%	0.00%[8]	0.00%[8]	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,354	$81,898	$194,867	$201,888	$101,723	$30,336
Portfolio turnover	80%	290%	199%	225%	212%	204%
Semi-Annual Shareholder Report
1

1	MDT All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.

  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$9.66	$13.73	$16.51	$14.99	$15.25
Income From Investment Operations:
Net investment income (loss)	(0.01)[3]	(0.02)[3]	(0.04)	(0.11)[3]	(0.10)[3]
Net realized and unrealized gain (loss) on investments	0.72	(4.05)	(1.55)	2.17	0.72
TOTAL FROM INVESTMENT OPERATIONS	0.71	(4.07)	(1.59)	2.06	0.62
Less Distributions:
Distributions from net investment income	(0.00)[4]	—	—	—	—
Distributions from net realized gain on investments	—	—	(1.19)	(0.54)	(0.88)
TOTAL DISTRIBUTIONS	(0.00)[4]	—	(1.19)	(0.54)	(0.88)
Net Asset Value, End of Period	$10.37	$9.66	$13.73	$16.51	$14.99
Total Return[5]	7.36%	(29.64)%	(10.69)%	13.81%	4.01%
Ratios to Average Net Assets:
Net expenses	2.08%[6]	2.14%	2.08%	2.13%	2.25%[6]
Net investment income (loss)	(0.26)%[6]	(0.17)%	(0.36)%	(0.64)%	(0.72)%[6]
Expense waiver/reimbursement[7]	0.27%[6]	0.17%	0.00%[8]	0.00%[8]	0.05%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,998	$52,546	$96,601	$104,957	$48,189
Portfolio turnover	80%	290%	199%	225%	212%[9]
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Represents less than 0.01%.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,		Period Ended 7/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$9.91	$14.10	$16.86	$16.82
Income From Investment Operations:
Net investment income (loss)	0.00[2,3]	0.01[2]	(0.00)[3]	(0.03)[2]
Net realized and unrealized gain (loss) on investments	0.75	(4.16)	(1.57)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.75	(4.15)	(1.57)	0.58
Less Distributions:
Distributions from net investment income	(0.06)	(0.04)	—	—
Distributions from net realized gain on investments	—	—	(1.19)	(0.54)
TOTAL DISTRIBUTIONS	(0.06)	(0.04)	(1.19)	(0.54)
Net Asset Value, End of Period	$10.60	$9.91	$14.10	$16.86
Total Return[4]	7.52%	(29.42)%	(10.34)%	3.52%
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.80%	1.75%	1.80%[5]
Net investment income (loss)	0.01%[5]	0.15%	(0.00)%[6]	(0.30)%[5]
Expense waiver/reimbursement[7]	0.19%[5]	0.11%	0.00%[6]	0.02%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,357	$1,937	$1,393	$135
Portfolio turnover	80%	290%	199%	225%[8]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,077.90	$6.76
Class C Shares	$1,000	$1,073.60	$10.87
Class K Shares	$1,000	$1,075.20	$9.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.56
Class C Shares	$1,000	$1,014.72	$10.56
Class K Shares	$1,000	$1,016.38	$8.89
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.29%
Class C Shares	2.08%
Class K Shares	1.75%
Semi-Annual Shareholder Report

6

Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Property Liability Insurance	7.0%
Crude Oil & Gas Production	6.3%
Securities Brokerage	5.7%
Financial Services	5.6%
Integrated International Oil	5.4%
Electric Utility	5.3%
Computers — High End	5.2%
Integrated Domestic Oil	4.9%
Internet Services	4.4%
Services to Medical Professionals	4.1%
Miscellaneous Food Products	3.9%
Life Insurance	3.8%
Biotechnology	3.4%
Health Care Providers & Services	3.2%
Undesignated Consumer Cyclicals	3.2%
Defense Electronics	2.2%
Software Packaged/Custom	1.9%
Electronic Equipment Instruments & Components	1.7%
Specialty Retailing	1.6%
Tobacco	1.5%
Oil Gas & Consumable Fuels	1.4%
Multi-Line Insurance	1.3%
Money Center Banks	1.1%
Medical Technology	1.0%
Other[2]	13.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	0.7%
TOTAL	100.0%

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

7

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Aerospace & Defense – 0.1%
2,600		ITT Corp.	125,606
		Agricultural Chemicals – 0.1%
3,000		FMC Corp.	152,820
		Air Freight & Logistics – 0.1%
2,700		United Parcel Service, Inc.	155,979
		Airline@0018Regional – 0.3%
13,400	[1]	Alaska Air Group, Inc.	419,956
10,300		SkyWest, Inc.	150,689
		TOTAL	570,645
		Auto Original Equipment Manufacturers – 0.6%
4,100	[1]	AutoZone, Inc.	635,623
1,300		Eaton Corp.	79,612
9,300		Johnson Controls, Inc.	258,819
		TOTAL	974,054
		Auto Part Replacement – 0.1%
6,800		WABCO Holdings, Inc.	175,780
		Beer – 0.2%
6,300		Molson Coors Brewing Co., Class B	264,600
		Biotechnology – 3.4%
117,900	[1]	Gilead Sciences, Inc.	5,691,033
		Cable TV – 0.0%
2,300	[1]	DIRECTV Group, Inc., Class A	69,805
		Clothing Stores – 0.6%
8,900	[1]	Children's Place Retail Stores, Inc.	283,020
8,200	[1]	J. Crew Group, Inc.	321,522
7,600	[1]	Jos A. Bank Clothiers, Inc.	318,516
4,600		Limited Brands, Inc.	87,492
		TOTAL	1,010,550
		Cogeneration – 0.0%
5,100	[1]	Mirant Corp.	71,757
		Commercial Services – 0.0%
2,300	[1]	Corrections Corp. of America	43,033
		Commodity Chemicals – 0.1%
1,700		Dow Chemical Co.	46,053
2,400		Du Pont (E.I.) de Nemours & Co.	78,264
Semi-Annual Shareholder Report
8

Shares			Value
1,400		PPG Industries, Inc.	82,152
		TOTAL	206,469
		Communications Equipment – 0.2%
6,000		Harris Corp.	257,520
		Computer Peripherals – 0.1%
4,400	[1]	Synaptics, Inc.	111,364
		Computer Services – 0.3%
3,300	[1]	Salesforce.com, Inc.	209,715
10,800	[1]	Synnex Corp.	285,876
		TOTAL	495,591
		Computer Stores – 0.5%
45,100	[1]	Ingram Micro, Inc., Class A	762,190
		Computers & Peripherals – 0.2%
11,300	[1]	NetApp, Inc.	329,169
		Computers@0018High End – 5.2%
70,300		IBM Corp.	8,604,017
		Computers@0018Low End – 0.4%
47,500	[1]	Dell, Inc.	612,750
		Computers@0018Midrange – 0.4%
15,600		Hewlett-Packard Co.	734,292
		Construction Machinery – 0.0%
1,200		Joy Global, Inc.	54,888
		Containers & Packaging – 0.0%
2,900	[1]	Pactiv Corp.	65,395
		Contracting – 0.1%
3,000	[1]	IHS, Inc., Class A	154,320
		Copper – 0.2%
10,400	[1]	Southern Copper Corp.	276,952
		Crude Oil & Gas Production – 6.3%
38,100		Apache Corp.	3,763,137
6,300		Berry Petroleum Co., Class A	170,604
220,600		Chesapeake Energy Corp.	5,466,468
10,000	[1]	EXCO Resources, Inc.	175,400
3,800	[1]	Plains Exploration & Production Co.	126,730
200	[1]	Stone Energy Corp.	3,188
15,400	[1]	Ultra Petroleum Corp.	707,476
		TOTAL	10,413,003
Semi-Annual Shareholder Report
9

Shares			Value
		Defense Electronics – 2.2%
12,100		L-3 Communications Holdings, Inc.	1,008,414
22,000		Northrop Grumman Corp.	1,245,200
27,400		Raytheon Co.	1,436,582
		TOTAL	3,690,196
		Department Stores – 0.7%
2,100		Dillards, Inc., Class A	34,776
12,400	[1]	Sears Holdings Corp.	1,156,672
		TOTAL	1,191,448
		Diversified Leisure – 0.2%
2,800	[1]	Bally Technologies, Inc.	111,076
2,700	[1]	Coinstar, Inc.	69,741
8,300	[1]	Penn National Gaming, Inc.	223,934
		TOTAL	404,751
		Electric & Electronic Original Equipment Manufacturers – 0.0%
2,100	[1]	American Superconductor Corp.	79,842
		Electric Utility – 5.3%
48,500		CMS Energy Corp.	735,745
26,300		Constellation Energy Group, Inc.	848,964
4,000		DPL, Inc.	107,360
17,400		Edison International	579,768
9,300		Entergy Corp.	709,683
31,400		Exelon Corp.	1,432,468
17,900		PPL Corp.	527,871
36,900		Public Service Enterprises Group, Inc.	1,128,771
48,000		Sempra Energy	2,436,000
7,400		UniSource Energy Corp.	227,476
		TOTAL	8,734,106
		Electrical Equipment – 0.3%
4,500		Emerson Electric Co.	186,930
7,700	[1]	Thomas & Betts Corp.	259,952
		TOTAL	446,882
		Electronic Equipment Instruments & Components – 1.7%
160,000		Corning, Inc.	2,892,800
		Electronic Instruments – 0.1%
1,900	[1]	Thermo Fisher Scientific, Inc.	87,685
		Ethical Drugs – 0.2%
2,100	[1]	Salix Pharmaceuticals Ltd.	61,446
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Shares			Value
7,400	[1]	Valeant Pharmaceuticals International	247,678
		TOTAL	309,124
		Financial Services – 5.6%
115,300		Ameriprise Financial, Inc.	4,409,072
7,200		Lazard Ltd., Class A	277,488
5,100	[1]	MSCI, Inc., Class A	150,756
17,100		Mastercard, Inc.	4,273,290
6,000		NYSE Euronext	140,460
		TOTAL	9,251,066
		Furniture – 0.0%
1,300		La-Z Boy Chair Co.	13,195
		Gas Distributor – 0.4%
27,900	[1]	Southern Union Co.	614,916
		Greeting Cards – 0.1%
12,800		American Greetings Corp., Class A	236,544
		Grocery Chain – 0.1%
9,400		Safeway, Inc.	211,030
		Health Care Providers & Services – 3.2%
800	[1]	Catalyst Health Solutions, Inc.	31,464
4,900	[1]	Express Scripts, Inc., Class A	410,914
2,400	[1]	LifePoint Hospitals, Inc.	71,952
78,300	[1]	Medco Health Solutions, Inc.	4,813,884
		TOTAL	5,328,214
		Home Health Care – 0.3%
2,000	[1]	Amedisys, Inc.	109,900
4,000	[1]	Gentiva Health Services, Inc.	102,160
3,800	[1]	LHC Group, Inc.	117,002
3,200	[1]	Lincare Holdings, Inc.	117,824
		TOTAL	446,886
		Home Products – 0.1%
3,000		Kimberly-Clark Corp.	178,170
		Hotels – 0.1%
4,400		Wyndham Worldwide Corp.	92,356
		Household Appliances – 0.4%
9,000		Whirlpool Corp.	676,620
		Insurance Brokerage – 0.2%
9,700		Endurance Specialty Holdings Ltd.	349,394
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Shares			Value
		Integrated Domestic Oil – 4.9%
154,200		ConocoPhillips	7,401,600
2,800		Hess Corp.	161,812
21,100		Marathon Oil Corp.	628,991
		TOTAL	8,192,403
		Integrated International Oil – 5.4%
104,700		Chevron Corp.	7,550,964
23,100		Exxon Mobil Corp.	1,488,333
		TOTAL	9,039,297
		Internet Services – 4.4%
42,300	[1]	Amazon.com, Inc.	5,304,843
1,000	[1]	Blue Nile, Inc.	51,550
5,100	[1]	NetFlix, Inc.	317,475
8,200	[1]	Priceline.com, Inc.	1,601,870
		TOTAL	7,275,738
		Life Insurance – 3.8%
1,100		Delphi Financial Group, Inc., Class A	22,275
142,000		MetLife, Inc.	5,015,440
10,000		Prudential Financial, Inc.	499,900
8,000		Reinsurance Group of America	389,760
10,400		Torchmark Corp.	466,960
		TOTAL	6,394,335
		Maritime – 0.4%
5,300		Genco Shipping & Trading Ltd.	101,548
9,300		Overseas Shipholding Group, Inc.	414,873
7,500		Ship Finance International Ltd.	108,525
		TOTAL	624,946
		Medical Technology – 1.0%
3,200	[1]	Gen-Probe, Inc.	137,376
4,000	[1]	IDEXX Laboratories, Inc.	209,960
4,000	[1]	Intuitive Surgical, Inc.	1,312,240
900		Medtronic, Inc.	38,601
		TOTAL	1,698,177
		Metal Containers – 0.1%
4,400		Ball Corp.	223,476
		Miscellaneous Components – 0.4%
16,500		Amphenol Corp., Class A	657,360
		Miscellaneous Food Products – 3.9%
201,700		Archer-Daniels-Midland Co.	6,044,949
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Shares			Value
3,700	[1]	Dean Foods Co.	65,231
17,900	[1]	Fresh Del Monte Produce, Inc.	363,907
400		The Anderson's, Inc.	10,792
		TOTAL	6,484,879
		Miscellaneous Machinery – 0.3%
10,000		SPX Corp.	544,400
		Money Center Banks – 1.1%
39,400		Bank of New York Mellon Corp.	1,146,146
8,600		International Bancshares Corp.	179,224
11,300		J.P. Morgan Chase & Co.	440,022
1,800		State Street Corp.	77,184
		TOTAL	1,842,576
		Multi-Industry Capital Goods – 0.5%
6,600		3M Co.	531,234
3,400		United Technologies Corp.	229,432
		TOTAL	760,666
		Multi-Line Insurance – 1.3%
14,200		CIGNA Corp.	479,534
15,800	[1]	CNA Financial Corp.	371,142
3,200		Harleysville Group, Inc.	103,360
11,300		Hartford Financial Services Group, Inc.	271,087
2,800		Infinity Property & Casualty	111,048
29,000		Lincoln National Corp.	712,820
22,300	[1]	MBIA Insurance Corp.	109,939
		TOTAL	2,158,930
		Offshore Driller – 0.2%
8,600		Noble Corp.	346,752
		Oil Gas & Consumable Fuels – 1.4%
44,000		Murphy Oil Corp.	2,247,520
		Oil Service, Explore & Drill – 0.2%
5,000	[1]	Brigham Exploration Co.	65,200
4,300	[1]	Pride International, Inc.	127,280
8,300		Rowan Cos., Inc.	178,284
		TOTAL	370,764
		Optical Reading Equipment – 0.1%
5,700	[1]	Zebra Technologies Corp., Class A	148,770
		Other Tobacco Products – 0.3%
9,500		Universal Corp.	431,205
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13

Shares			Value
		Paper Products – 0.0%
100		Clearwater Paper Corp.	4,893
		Personal Loans – 0.2%
6,800	[1]	World Acceptance Corp.	274,652
		Plastic Containers – 0.2%
15,200	[1]	Owens-Illinois, Inc.	413,744
		Pollution Control – 0.2%
2,500		Danaher Corp.	178,375
2,300	[1]	Waste Connections, Inc.	73,991
		TOTAL	252,366
		Poultry Products – 0.0%
700		Sanderson Farms, Inc.	32,725
		Property Liability Insurance – 7.0%
22,700		Allied World Assurance Holdings Ltd.	1,016,052
6,700		American Financial Group, Inc.	166,227
65,800		Chubb Corp.	3,290,000
3,700		Everest Re Group Ltd.	317,238
9,000		PartnerRe Ltd.	671,310
7,300		Platinum Underwriters Holdings Ltd.	264,698
9,400		RenaissanceRe Holdings Ltd.	509,292
95,000		The Travelers Cos., Inc.	4,813,650
33,200		XL Capital Ltd., Class A	556,764
		TOTAL	11,605,231
		Regional Banks – 0.9%
41,600		Comerica, Inc.	1,435,616
		Restaurant – 0.0%
2,200		Darden Restaurants, Inc.	81,312
		Savings & Loan – 0.1%
21,700	[1]	Ocwen Financial Corp.	198,772
		Securities Brokerage – 5.7%
50,000		Goldman Sachs Group, Inc.	7,436,000
74,100		Morgan Stanley	1,984,398
		TOTAL	9,420,398
		Semiconductor Distribution – 0.2%
6,000	[1]	Arrow Electronics, Inc.	157,620
3,500	[1]	Avnet, Inc.	92,540
		TOTAL	250,160
		Semiconductor Manufacturing – 0.3%
39,900	[1]	Micron Technology, Inc.	347,928
Semi-Annual Shareholder Report
14

Shares			Value
2,300	[1]	NetLogic Microsystems, Inc.	94,208
		TOTAL	442,136
		Semiconductors & Semiconductor Equipment – 0.3%
12,200	[1]	Fairchild Semiconductor International, Inc., Class A	109,556
17,000		Linear Technology Corp.	443,700
		TOTAL	553,256
		Services to Medical Professionals – 4.1%
1,400	[1]	HMS Holdings Corp.	63,126
5,800	[1]	Health Net, Inc.	140,708
46,900		Omnicare, Inc.	1,172,500
79,100		UnitedHealth Group, Inc.	2,610,300
43,000	[1]	Wellpoint, Inc.	2,739,960
		TOTAL	6,726,594
		Soft Drinks – 0.5%
15,800		The Coca-Cola Co.	857,150
		Software Packaged/Custom – 1.9%
15,100	[1]	Adobe Systems, Inc.	487,730
2,100	[1]	BMC Software, Inc.	81,144
32,800		CA, Inc.	722,912
4,000	[1]	GSI Commerce, Inc.	91,040
5,400		Microsoft Corp.	152,172
18,100	[1]	Red Hat, Inc.	492,682
10,200		Rovi Corp.	294,474
6,900	[1]	Solera Holdings, Inc.	228,459
35,800	[1]	Symantec Corp.	606,810
		TOTAL	3,157,423
		Specialty Retailing – 1.6%
2,000		Advance Auto Parts, Inc.	78,900
70,100		CVS Caremark Corp.	2,269,137
11,100	[1]	Cabela's, Inc., Class A	178,932
4,400		Penske Automotive Group, Inc.	61,864
2,500		Staples, Inc.	58,650
9,800	[1]	Zale Corp.	21,364
		TOTAL	2,668,847
		Textiles Apparel & Luxury Goods – 0.1%
3,300		Phillips Van Heusen Corp.	129,657
		Tobacco – 1.5%
9,000		Lorillard, Inc.	681,300
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Shares			Value
40,200		Philip Morris International, Inc.	1,829,502
		TOTAL	2,510,802
		Undesignated Consumer Cyclicals – 3.2%
3,100	[1]	Apollo Group, Inc., Class A	187,829
8,100		DeVRY, Inc.	494,586
2,400		Herbalife Ltd.	93,240
43,500	[1]	ITT Educational Services, Inc.	4,213,845
1,800		Strayer Education, Inc.	374,004
		TOTAL	5,363,504
		TOTAL COMMON STOCKS (IDENTIFIED COST $154,305,012)	163,440,239
		MUTUAL FUND – 0.9%
1,521,017	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	1,521,017
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $155,826,029)[4]	164,961,256
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	1,130,582
		TOTAL NET ASSETS — 100%	$166,091,838
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,521,017 of investments in an affiliated issuer (Note 5) (identified cost $155,826,029)		$164,961,256
Income receivable		40,900
Receivable for investments sold		4,266,273
Receivable for shares sold		218,151
TOTAL ASSETS		169,486,580
Liabilities:
Payable for investments purchased	$2,329,729
Payable for shares redeemed	784,556
Payable for transfer and dividend disbursing agent fees and expenses	134,756
Payable for Directors'/Trustees' fees	646
Payable for distribution services fee (Note 5)	32,860
Payable for shareholder services fee (Note 5)	63,023
Accrued expenses	49,172
TOTAL LIABILITIES		3,394,742
Net assets for 15,727,434 shares outstanding		$166,091,838
Net Assets Consist of:
Paid-in capital		$309,695,066
Net unrealized appreciation of investments		9,135,227
Accumulated net realized loss on investments		(153,089,616)
Undistributed net investment income		351,161
TOTAL NET ASSETS		$166,091,838
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17

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($46,382,330 ÷ 4,334,103 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share	$10.70
Class A Shares:
Net asset value per share ($70,354,158 ÷ 6,638,902 shares outstanding), no par value, unlimited shares authorized	$10.60
Offering price per share (100/94.50 of $10.60)	$11.22
Redemption proceeds per share	$10.60
Class C Shares:
Net asset value per share ($46,997,942 ÷ 4,532,067 shares outstanding), no par value, unlimited shares authorized	$10.37
Offering price per share	$10.37
Redemption proceeds per share (99.00/100 of $10.37)	$10.27
Class K Shares:
Net asset value per share ($2,357,408 ÷ 222,362 shares outstanding), no par value, unlimited shares authorized	$10.60
Offering price per share	$10.60
Redemption proceeds per share	$10.60
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $3,412 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $52)		$1,683,176
Expenses:
Investment adviser fee (Note 5)	$692,671
Administrative personnel and services fee (Note 5)	136,111
Custodian fees	23,249
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	42,830
Transfer and dividend disbursing agent fees and expenses — Class A Shares	91,406
Transfer and dividend disbursing agent fees and expenses — Class C Shares	74,402
Transfer and dividend disbursing agent fees and expenses — Class K Shares	4,142
Directors'/Trustees' fees	555
Auditing fees	11,343
Legal fees	3,022
Portfolio accounting fees	43,459
Distribution services fee — Class C Shares (Note 5)	195,424
Distribution services fee — Class K Shares (Note 5)	5,417
Shareholder services fee — Class A Shares (Note 5)	99,262
Shareholder services fee — Class C Shares (Note 5)	65,141
Account administration fee — Class A Shares	208
Share registration costs	27,475
Printing and postage	36,683
Insurance premiums	2,607
Miscellaneous	4,758
TOTAL EXPENSES	1,560,165
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19

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(153,749)
Waiver of administrative personnel and services fee	(26,802)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(6,705)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(22,803)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(19,053)
TOTAL WAIVERS AND REIMBURSEMENTS		$(229,112)
Net expenses			$1,331,053
Net investment income			352,123
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			15,718,298
Net change in unrealized appreciation of investments			(1,702,761)
Net realized and unrealized gain on investments			14,015,537
Change in net assets resulting from operations			$14,367,660
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$352,123	$1,135,523
Net realized gain (loss) on investments	15,718,298	(143,221,360)
Net change in unrealized appreciation/depreciation of investments	(1,702,761)	24,032,186
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,367,660	(118,053,651)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(533,214)	(512,513)
Class A Shares	(583,973)	(664,841)
Class C Shares	(6,024)	—
Class K Shares	(12,200)	(5,889)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,135,411)	(1,183,243)
Share Transactions:
Proceeds from sale of shares	11,379,459	69,074,805
Net asset value of shares issued to shareholders in payment of distributions declared	1,068,819	1,060,033
Cost of shares redeemed	(46,001,148)	(144,027,671)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,552,870)	(73,892,833)
Change in net assets	(20,320,621)	(193,129,727)
Net Assets:
Beginning of period	186,412,459	379,542,186
End of period (including undistributed net investment income of $351,161 and $1,134,449, respectively)	$166,091,838	$186,412,459
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
22

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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23

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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24

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	190,958	$2,046,482	2,232,749	$20,668,288
Shares issued to shareholders in payment of distributions declared	43,895	489,874	45,422	417,427
Shares redeemed	(894,540)	(9,655,152)	(3,379,111)	(32,553,562)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(659,687)	$(7,118,796)	(1,100,940)	$(11,467,847)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	549,012	$5,899,478	3,576,090	$35,336,951
Shares issued to shareholders in payment of distributions declared	50,819	561,556	69,892	636,717
Shares redeemed	(2,229,313)	(23,775,323)	(9,247,124)	(84,976,792)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,629,482)	$(17,314,289)	(5,601,142)	$(49,003,124)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	254,538	$2,642,319	1,152,913	$10,952,306
Shares issued to shareholders in payment of distributions declared	481	5,204	—	—
Shares redeemed	(1,163,842)	(12,052,758)	(2,748,508)	(25,404,032)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(908,823)	$(9,405,235)	(1,595,595)	$(14,451,726)
Semi-Annual Shareholder Report
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	74,351	$791,180	219,186	$2,117,260
Shares issued to shareholders in payment of distributions declared	1,102	12,185	644	5,889
Shares redeemed	(48,624)	(517,915)	(123,095)	(1,093,285)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	26,829	$285,450	96,735	$1,029,864
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,171,163)	$(33,552,870)	(8,200,942)	$(73,892,833)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $155,826,029. The net unrealized appreciation of investments for federal tax purposes was $9,135,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,953,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,818,131.

At July 31, 2009, the Fund had a capital loss carryforward of $79,106,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$3,647,165
2017	$75,459,439

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $152,313 of its fee. In addition, for the six months ended January 31, 2010, an affiliate of the Adviser reimbursed $48,561 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.118% of average daily net assets of the Fund. FAS waived $26,802 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $21,429 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $2,762 in sales charges from the sale of Class A Shares. FSC also retained $262 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.02%, 1.30%, 2.09% and 1.76% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $1,436. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	2,526,822	25,819,464	26,825,269	1,521,017	$1,521,017	$3,412

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$141,674,004
Sales	$175,653,514
Semi-Annual Shareholder Report
28

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

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10. Subsequent events

On March 12, 2010, Federated MDT Tax Aware/All Cap Core Fund's shareholders approved the merger of Federated MDT Tax Aware/All Cap Core Fund into the Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT All Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
32

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT All Cap
Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R106
Cusip 31421R205
Cusip 31421R718

36361 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006[2]	2005
Net Asset Value, Beginning of Period	$10.02	$14.22	$16.88	$15.17	$15.32	$13.55
Income From Investment Operations:
Net investment income	0.04[3]	0.09[3]	0.10	0.07[3]	0.05[3]	0.03[3]
Net realized and unrealized gain (loss) on investments	0.76	(4.20)	(1.57)	2.18	0.70	2.87
TOTAL FROM INVESTMENT OPERATIONS	0.80	(4.11)	(1.47)	2.25	0.75	2.90
Less Distributions:
Distributions from net investment income	(0.12)	(0.09)	—	—	(0.02)	(0.05)
Distributions from net realized gain on investments	—	—	(1.19)	(0.54)	(0.88)	(1.08)
TOTAL DISTRIBUTIONS	(0.12)	(0.09)	(1.19)	(0.54)	(0.90)	(1.13)
Net Asset Value, End of Period	$10.70	$10.02	$14.22	$16.88	$15.17	$15.32
Total Return[4]	7.94%	(28.84)%	(9.71)%	14.92%	4.85%	22.14%
Ratios to Average Net Assets:
Net expenses	1.01%[5]	1.06%	1.01%	1.07%	1.25%	1.25%
Net investment income	0.81%[5]	0.90%	0.72%	0.40%	0.28%	0.23%
Expense waiver/reimbursement[6]	0.22%[5]	0.12%	0.00%[7]	0.01%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,382	$50,031	$86,681	$85,128	$42,656	$43,782
Portfolio turnover	80%	290%	199%	225%	212%	204%
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1	MDT All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,079.40	$5.29
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.11	$5.14
1	Expenses are equal to the Fund's annualized net expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Property Liability Insurance	7.0%
Crude Oil & Gas Production	6.3%
Securities Brokerage	5.7%
Financial Services	5.6%
Integrated International Oil	5.4%
Electric Utility	5.3%
Computers — High End	5.2%
Integrated Domestic Oil	4.9%
Internet Services	4.4%
Services to Medical Professionals	4.1%
Miscellaneous Food Products	3.9%
Life Insurance	3.8%
Biotechnology	3.4%
Health Care Providers & Services	3.2%
Undesignated Consumer Cyclicals	3.2%
Defense Electronics	2.2%
Software Packaged/Custom	1.9%
Electronic Equipment Instruments & Components	1.7%
Specialty Retailing	1.6%
Tobacco	1.5%
Oil Gas & Consumable Fuels	1.4%
Multi-Line Insurance	1.3%
Money Center Banks	1.1%
Medical Technology	1.0%
Other[2]	13.3%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities — Net[4]	0.7%
TOTAL	100.0%

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Aerospace & Defense – 0.1%
2,600		ITT Corp.	125,606
		Agricultural Chemicals – 0.1%
3,000		FMC Corp.	152,820
		Air Freight & Logistics – 0.1%
2,700		United Parcel Service, Inc.	155,979
		Airline@0018Regional – 0.3%
13,400	[1]	Alaska Air Group, Inc.	419,956
10,300		SkyWest, Inc.	150,689
		TOTAL	570,645
		Auto Original Equipment Manufacturers – 0.6%
4,100	[1]	AutoZone, Inc.	635,623
1,300		Eaton Corp.	79,612
9,300		Johnson Controls, Inc.	258,819
		TOTAL	974,054
		Auto Part Replacement – 0.1%
6,800		WABCO Holdings, Inc.	175,780
		Beer – 0.2%
6,300		Molson Coors Brewing Co., Class B	264,600
		Biotechnology – 3.4%
117,900	[1]	Gilead Sciences, Inc.	5,691,033
		Cable TV – 0.0%
2,300	[1]	DIRECTV Group, Inc., Class A	69,805
		Clothing Stores – 0.6%
8,900	[1]	Children's Place Retail Stores, Inc.	283,020
8,200	[1]	J. Crew Group, Inc.	321,522
7,600	[1]	Jos A. Bank Clothiers, Inc.	318,516
4,600		Limited Brands, Inc.	87,492
		TOTAL	1,010,550
		Cogeneration – 0.0%
5,100	[1]	Mirant Corp.	71,757
		Commercial Services – 0.0%
2,300	[1]	Corrections Corp. of America	43,033
		Commodity Chemicals – 0.1%
1,700		Dow Chemical Co.	46,053
2,400		Du Pont (E.I.) de Nemours & Co.	78,264
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Shares			Value
1,400		PPG Industries, Inc.	82,152
		TOTAL	206,469
		Communications Equipment – 0.2%
6,000		Harris Corp.	257,520
		Computer Peripherals – 0.1%
4,400	[1]	Synaptics, Inc.	111,364
		Computer Services – 0.3%
3,300	[1]	Salesforce.com, Inc.	209,715
10,800	[1]	Synnex Corp.	285,876
		TOTAL	495,591
		Computer Stores – 0.5%
45,100	[1]	Ingram Micro, Inc., Class A	762,190
		Computers & Peripherals – 0.2%
11,300	[1]	NetApp, Inc.	329,169
		Computers@0018High End – 5.2%
70,300		IBM Corp.	8,604,017
		Computers@0018Low End – 0.4%
47,500	[1]	Dell, Inc.	612,750
		Computers@0018Midrange – 0.4%
15,600		Hewlett-Packard Co.	734,292
		Construction Machinery – 0.0%
1,200		Joy Global, Inc.	54,888
		Containers & Packaging – 0.0%
2,900	[1]	Pactiv Corp.	65,395
		Contracting – 0.1%
3,000	[1]	IHS, Inc., Class A	154,320
		Copper – 0.2%
10,400	[1]	Southern Copper Corp.	276,952
		Crude Oil & Gas Production – 6.3%
38,100		Apache Corp.	3,763,137
6,300		Berry Petroleum Co., Class A	170,604
220,600		Chesapeake Energy Corp.	5,466,468
10,000	[1]	EXCO Resources, Inc.	175,400
3,800	[1]	Plains Exploration & Production Co.	126,730
200	[1]	Stone Energy Corp.	3,188
15,400	[1]	Ultra Petroleum Corp.	707,476
		TOTAL	10,413,003
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Shares			Value
		Defense Electronics – 2.2%
12,100		L-3 Communications Holdings, Inc.	1,008,414
22,000		Northrop Grumman Corp.	1,245,200
27,400		Raytheon Co.	1,436,582
		TOTAL	3,690,196
		Department Stores – 0.7%
2,100		Dillards, Inc., Class A	34,776
12,400	[1]	Sears Holdings Corp.	1,156,672
		TOTAL	1,191,448
		Diversified Leisure – 0.2%
2,800	[1]	Bally Technologies, Inc.	111,076
2,700	[1]	Coinstar, Inc.	69,741
8,300	[1]	Penn National Gaming, Inc.	223,934
		TOTAL	404,751
		Electric & Electronic Original Equipment Manufacturers – 0.0%
2,100	[1]	American Superconductor Corp.	79,842
		Electric Utility – 5.3%
48,500		CMS Energy Corp.	735,745
26,300		Constellation Energy Group, Inc.	848,964
4,000		DPL, Inc.	107,360
17,400		Edison International	579,768
9,300		Entergy Corp.	709,683
31,400		Exelon Corp.	1,432,468
17,900		PPL Corp.	527,871
36,900		Public Service Enterprises Group, Inc.	1,128,771
48,000		Sempra Energy	2,436,000
7,400		UniSource Energy Corp.	227,476
		TOTAL	8,734,106
		Electrical Equipment – 0.3%
4,500		Emerson Electric Co.	186,930
7,700	[1]	Thomas & Betts Corp.	259,952
		TOTAL	446,882
		Electronic Equipment Instruments & Components – 1.7%
160,000		Corning, Inc.	2,892,800
		Electronic Instruments – 0.1%
1,900	[1]	Thermo Fisher Scientific, Inc.	87,685
		Ethical Drugs – 0.2%
2,100	[1]	Salix Pharmaceuticals Ltd.	61,446
Semi-Annual Shareholder Report
8

Shares			Value
7,400	[1]	Valeant Pharmaceuticals International	247,678
		TOTAL	309,124
		Financial Services – 5.6%
115,300		Ameriprise Financial, Inc.	4,409,072
7,200		Lazard Ltd., Class A	277,488
5,100	[1]	MSCI, Inc., Class A	150,756
17,100		Mastercard, Inc.	4,273,290
6,000		NYSE Euronext	140,460
		TOTAL	9,251,066
		Furniture – 0.0%
1,300		La-Z Boy Chair Co.	13,195
		Gas Distributor – 0.4%
27,900	[1]	Southern Union Co.	614,916
		Greeting Cards – 0.1%
12,800		American Greetings Corp., Class A	236,544
		Grocery Chain – 0.1%
9,400		Safeway, Inc.	211,030
		Health Care Providers & Services – 3.2%
800	[1]	Catalyst Health Solutions, Inc.	31,464
4,900	[1]	Express Scripts, Inc., Class A	410,914
2,400	[1]	LifePoint Hospitals, Inc.	71,952
78,300	[1]	Medco Health Solutions, Inc.	4,813,884
		TOTAL	5,328,214
		Home Health Care – 0.3%
2,000	[1]	Amedisys, Inc.	109,900
4,000	[1]	Gentiva Health Services, Inc.	102,160
3,800	[1]	LHC Group, Inc.	117,002
3,200	[1]	Lincare Holdings, Inc.	117,824
		TOTAL	446,886
		Home Products – 0.1%
3,000		Kimberly-Clark Corp.	178,170
		Hotels – 0.1%
4,400		Wyndham Worldwide Corp.	92,356
		Household Appliances – 0.4%
9,000		Whirlpool Corp.	676,620
		Insurance Brokerage – 0.2%
9,700		Endurance Specialty Holdings Ltd.	349,394
Semi-Annual Shareholder Report
9

Shares			Value
		Integrated Domestic Oil – 4.9%
154,200		ConocoPhillips	7,401,600
2,800		Hess Corp.	161,812
21,100		Marathon Oil Corp.	628,991
		TOTAL	8,192,403
		Integrated International Oil – 5.4%
104,700		Chevron Corp.	7,550,964
23,100		Exxon Mobil Corp.	1,488,333
		TOTAL	9,039,297
		Internet Services – 4.4%
42,300	[1]	Amazon.com, Inc.	5,304,843
1,000	[1]	Blue Nile, Inc.	51,550
5,100	[1]	NetFlix, Inc.	317,475
8,200	[1]	Priceline.com, Inc.	1,601,870
		TOTAL	7,275,738
		Life Insurance – 3.8%
1,100		Delphi Financial Group, Inc., Class A	22,275
142,000		MetLife, Inc.	5,015,440
10,000		Prudential Financial, Inc.	499,900
8,000		Reinsurance Group of America	389,760
10,400		Torchmark Corp.	466,960
		TOTAL	6,394,335
		Maritime – 0.4%
5,300		Genco Shipping & Trading Ltd.	101,548
9,300		Overseas Shipholding Group, Inc.	414,873
7,500		Ship Finance International Ltd.	108,525
		TOTAL	624,946
		Medical Technology – 1.0%
3,200	[1]	Gen-Probe, Inc.	137,376
4,000	[1]	IDEXX Laboratories, Inc.	209,960
4,000	[1]	Intuitive Surgical, Inc.	1,312,240
900		Medtronic, Inc.	38,601
		TOTAL	1,698,177
		Metal Containers – 0.1%
4,400		Ball Corp.	223,476
		Miscellaneous Components – 0.4%
16,500		Amphenol Corp., Class A	657,360
		Miscellaneous Food Products – 3.9%
201,700		Archer-Daniels-Midland Co.	6,044,949
Semi-Annual Shareholder Report
10

Shares			Value
3,700	[1]	Dean Foods Co.	65,231
17,900	[1]	Fresh Del Monte Produce, Inc.	363,907
400		The Anderson's, Inc.	10,792
		TOTAL	6,484,879
		Miscellaneous Machinery – 0.3%
10,000		SPX Corp.	544,400
		Money Center Banks – 1.1%
39,400		Bank of New York Mellon Corp.	1,146,146
8,600		International Bancshares Corp.	179,224
11,300		J.P. Morgan Chase & Co.	440,022
1,800		State Street Corp.	77,184
		TOTAL	1,842,576
		Multi-Industry Capital Goods – 0.5%
6,600		3M Co.	531,234
3,400		United Technologies Corp.	229,432
		TOTAL	760,666
		Multi-Line Insurance – 1.3%
14,200		CIGNA Corp.	479,534
15,800	[1]	CNA Financial Corp.	371,142
3,200		Harleysville Group, Inc.	103,360
11,300		Hartford Financial Services Group, Inc.	271,087
2,800		Infinity Property & Casualty	111,048
29,000		Lincoln National Corp.	712,820
22,300	[1]	MBIA Insurance Corp.	109,939
		TOTAL	2,158,930
		Offshore Driller – 0.2%
8,600		Noble Corp.	346,752
		Oil Gas & Consumable Fuels – 1.4%
44,000		Murphy Oil Corp.	2,247,520
		Oil Service, Explore & Drill – 0.2%
5,000	[1]	Brigham Exploration Co.	65,200
4,300	[1]	Pride International, Inc.	127,280
8,300		Rowan Cos., Inc.	178,284
		TOTAL	370,764
		Optical Reading Equipment – 0.1%
5,700	[1]	Zebra Technologies Corp., Class A	148,770
		Other Tobacco Products – 0.3%
9,500		Universal Corp.	431,205
Semi-Annual Shareholder Report
11

Shares			Value
		Paper Products – 0.0%
100		Clearwater Paper Corp.	4,893
		Personal Loans – 0.2%
6,800	[1]	World Acceptance Corp.	274,652
		Plastic Containers – 0.2%
15,200	[1]	Owens-Illinois, Inc.	413,744
		Pollution Control – 0.2%
2,500		Danaher Corp.	178,375
2,300	[1]	Waste Connections, Inc.	73,991
		TOTAL	252,366
		Poultry Products – 0.0%
700		Sanderson Farms, Inc.	32,725
		Property Liability Insurance – 7.0%
22,700		Allied World Assurance Holdings Ltd.	1,016,052
6,700		American Financial Group, Inc.	166,227
65,800		Chubb Corp.	3,290,000
3,700		Everest Re Group Ltd.	317,238
9,000		PartnerRe Ltd.	671,310
7,300		Platinum Underwriters Holdings Ltd.	264,698
9,400		RenaissanceRe Holdings Ltd.	509,292
95,000		The Travelers Cos., Inc.	4,813,650
33,200		XL Capital Ltd., Class A	556,764
		TOTAL	11,605,231
		Regional Banks – 0.9%
41,600		Comerica, Inc.	1,435,616
		Restaurant – 0.0%
2,200		Darden Restaurants, Inc.	81,312
		Savings & Loan – 0.1%
21,700	[1]	Ocwen Financial Corp.	198,772
		Securities Brokerage – 5.7%
50,000		Goldman Sachs Group, Inc.	7,436,000
74,100		Morgan Stanley	1,984,398
		TOTAL	9,420,398
		Semiconductor Distribution – 0.2%
6,000	[1]	Arrow Electronics, Inc.	157,620
3,500	[1]	Avnet, Inc.	92,540
		TOTAL	250,160
		Semiconductor Manufacturing – 0.3%
39,900	[1]	Micron Technology, Inc.	347,928
Semi-Annual Shareholder Report
12

Shares			Value
2,300	[1]	NetLogic Microsystems, Inc.	94,208
		TOTAL	442,136
		Semiconductors & Semiconductor Equipment – 0.3%
12,200	[1]	Fairchild Semiconductor International, Inc., Class A	109,556
17,000		Linear Technology Corp.	443,700
		TOTAL	553,256
		Services to Medical Professionals – 4.1%
1,400	[1]	HMS Holdings Corp.	63,126
5,800	[1]	Health Net, Inc.	140,708
46,900		Omnicare, Inc.	1,172,500
79,100		UnitedHealth Group, Inc.	2,610,300
43,000	[1]	Wellpoint, Inc.	2,739,960
		TOTAL	6,726,594
		Soft Drinks – 0.5%
15,800		The Coca-Cola Co.	857,150
		Software Packaged/Custom – 1.9%
15,100	[1]	Adobe Systems, Inc.	487,730
2,100	[1]	BMC Software, Inc.	81,144
32,800		CA, Inc.	722,912
4,000	[1]	GSI Commerce, Inc.	91,040
5,400		Microsoft Corp.	152,172
18,100	[1]	Red Hat, Inc.	492,682
10,200		Rovi Corp.	294,474
6,900	[1]	Solera Holdings, Inc.	228,459
35,800	[1]	Symantec Corp.	606,810
		TOTAL	3,157,423
		Specialty Retailing – 1.6%
2,000		Advance Auto Parts, Inc.	78,900
70,100		CVS Caremark Corp.	2,269,137
11,100	[1]	Cabela's, Inc., Class A	178,932
4,400		Penske Automotive Group, Inc.	61,864
2,500		Staples, Inc.	58,650
9,800	[1]	Zale Corp.	21,364
		TOTAL	2,668,847
		Textiles Apparel & Luxury Goods – 0.1%
3,300		Phillips Van Heusen Corp.	129,657
		Tobacco – 1.5%
9,000		Lorillard, Inc.	681,300
Semi-Annual Shareholder Report
13

Shares			Value
40,200		Philip Morris International, Inc.	1,829,502
		TOTAL	2,510,802
		Undesignated Consumer Cyclicals – 3.2%
3,100	[1]	Apollo Group, Inc., Class A	187,829
8,100		DeVRY, Inc.	494,586
2,400		Herbalife Ltd.	93,240
43,500	[1]	ITT Educational Services, Inc.	4,213,845
1,800		Strayer Education, Inc.	374,004
		TOTAL	5,363,504
		TOTAL COMMON STOCKS (IDENTIFIED COST $154,305,012)	163,440,239
		MUTUAL FUND – 0.9%
1,521,017	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	1,521,017
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $155,826,029)[4]	164,961,256
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[5]	1,130,582
		TOTAL NET ASSETS — 100%	$166,091,838
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,521,017 of investments in an affiliated issuer (Note 5) (identified cost $155,826,029)		$164,961,256
Income receivable		40,900
Receivable for investments sold		4,266,273
Receivable for shares sold		218,151
TOTAL ASSETS		169,486,580
Liabilities:
Payable for investments purchased	$2,329,729
Payable for shares redeemed	784,556
Payable for transfer and dividend disbursing agent fees and expenses	134,756
Payable for Directors'/Trustees' fees	646
Payable for distribution services fee (Note 5)	32,860
Payable for shareholder services fee (Note 5)	63,023
Accrued expenses	49,172
TOTAL LIABILITIES		3,394,742
Net assets for 15,727,434 shares outstanding		$166,091,838
Net Assets Consist of:
Paid-in capital		$309,695,066
Net unrealized appreciation of investments		9,135,227
Accumulated net realized loss on investments		(153,089,616)
Undistributed net investment income		351,161
TOTAL NET ASSETS		$166,091,838
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($46,382,330 ÷ 4,334,103 shares outstanding), no par value, unlimited shares authorized	$10.70
Offering price per share	$10.70
Redemption proceeds per share	$10.70
Class A Shares:
Net asset value per share ($70,354,158 ÷ 6,638,902 shares outstanding), no par value, unlimited shares authorized	$10.60
Offering price per share (100/94.50 of $10.60)	$11.22
Redemption proceeds per share	$10.60
Class C Shares:
Net asset value per share ($46,997,942 ÷ 4,532,067 shares outstanding), no par value, unlimited shares authorized	$10.37
Offering price per share	$10.37
Redemption proceeds per share (99.00/100 of $10.37)	$10.27
Class K Shares:
Net asset value per share ($2,357,408 ÷ 222,362 shares outstanding), no par value, unlimited shares authorized	$10.60
Offering price per share	$10.60
Redemption proceeds per share	$10.60
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $3,412 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $52)		$1,683,176
Expenses:
Investment adviser fee (Note 5)	$692,671
Administrative personnel and services fee (Note 5)	136,111
Custodian fees	23,249
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	42,830
Transfer and dividend disbursing agent fees and expenses — Class A Shares	91,406
Transfer and dividend disbursing agent fees and expenses — Class C Shares	74,402
Transfer and dividend disbursing agent fees and expenses — Class K Shares	4,142
Directors'/Trustees' fees	555
Auditing fees	11,343
Legal fees	3,022
Portfolio accounting fees	43,459
Distribution services fee — Class C Shares (Note 5)	195,424
Distribution services fee — Class K Shares (Note 5)	5,417
Shareholder services fee — Class A Shares (Note 5)	99,262
Shareholder services fee — Class C Shares (Note 5)	65,141
Account administration fee — Class A Shares	208
Share registration costs	27,475
Printing and postage	36,683
Insurance premiums	2,607
Miscellaneous	4,758
TOTAL EXPENSES	1,560,165
Semi-Annual Shareholder Report
17

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(153,749)
Waiver of administrative personnel and services fee	(26,802)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(6,705)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(22,803)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(19,053)
TOTAL WAIVERS AND REIMBURSEMENTS		$(229,112)
Net expenses			$1,331,053
Net investment income			352,123
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			15,718,298
Net change in unrealized appreciation of investments			(1,702,761)
Net realized and unrealized gain on investments			14,015,537
Change in net assets resulting from operations			$14,367,660
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$352,123	$1,135,523
Net realized gain (loss) on investments	15,718,298	(143,221,360)
Net change in unrealized appreciation/depreciation of investments	(1,702,761)	24,032,186
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,367,660	(118,053,651)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(533,214)	(512,513)
Class A Shares	(583,973)	(664,841)
Class C Shares	(6,024)	—
Class K Shares	(12,200)	(5,889)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,135,411)	(1,183,243)
Share Transactions:
Proceeds from sale of shares	11,379,459	69,074,805
Net asset value of shares issued to shareholders in payment of distributions declared	1,068,819	1,060,033
Cost of shares redeemed	(46,001,148)	(144,027,671)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,552,870)	(73,892,833)
Change in net assets	(20,320,621)	(193,129,727)
Net Assets:
Beginning of period	186,412,459	379,542,186
End of period (including undistributed net investment income of $351,161 and $1,134,449, respectively)	$166,091,838	$186,412,459
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
20

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
21

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report
22

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	190,958	$2,046,482	2,232,749	$20,668,288
Shares issued to shareholders in payment of distributions declared	43,895	489,874	45,422	417,427
Shares redeemed	(894,540)	(9,655,152)	(3,379,111)	(32,553,562)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(659,687)	$(7,118,796)	(1,100,940)	$(11,467,847)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	549,012	$5,899,478	3,576,090	$35,336,951
Shares issued to shareholders in payment of distributions declared	50,819	561,556	69,892	636,717
Shares redeemed	(2,229,313)	(23,775,323)	(9,247,124)	(84,976,792)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,629,482)	$(17,314,289)	(5,601,142)	$(49,003,124)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	254,538	$2,642,319	1,152,913	$10,952,306
Shares issued to shareholders in payment of distributions declared	481	5,204	—	—
Shares redeemed	(1,163,842)	(12,052,758)	(2,748,508)	(25,404,032)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(908,823)	$(9,405,235)	(1,595,595)	$(14,451,726)
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	74,351	$791,180	219,186	$2,117,260
Shares issued to shareholders in payment of distributions declared	1,102	12,185	644	5,889
Shares redeemed	(48,624)	(517,915)	(123,095)	(1,093,285)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	26,829	$285,450	96,735	$1,029,864
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,171,163)	$(33,552,870)	(8,200,942)	$(73,892,833)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $155,826,029. The net unrealized appreciation of investments for federal tax purposes was $9,135,227. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,953,358 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,818,131.

At July 31, 2009, the Fund had a capital loss carryforward of $79,106,604 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$3,647,165
2017	$75,459,439

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $152,313 of its fee. In addition, for the six months ended January 31, 2010, an affiliate of the Adviser reimbursed $48,561 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.118% of average daily net assets of the Fund. FAS waived $26,802 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $21,429 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $2,762 in sales charges from the sale of Class A Shares. FSC also retained $262 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.02%, 1.30%, 2.09% and 1.76% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $1,436. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	2,526,822	25,819,464	26,825,269	1,521,017	$1,521,017	$3,412

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$141,674,004
Sales	$175,653,514
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

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10. Subsequent events

On March 12, 2010, Federated MDT Tax Aware/All Cap Core Fund's shareholders approved the merger of Federated MDT Tax Aware/All Cap Core Fund into the Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT All Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R304

36362 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Balanced Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.17	$12.51	$13.75	$13.21	$13.67
Income From Investment Operations:
Net investment income	0.09	0.20[3]	0.28[3]	0.20[3]	0.18[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.61	(2.27)	(1.00)	1.15	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.70	(2.07)	(0.72)	1.35	0.64
Less Distributions:
Distributions from net investment income	(0.18)	(0.27)	(0.17)	(0.16)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.18)	(0.27)	(0.52)	(0.81)	(1.10)
Net Asset Value, End of Period	$10.69	$10.17	$12.51	$13.75	$13.21
Total Return[4]	6.81%	(16.35)%	(5.60)%	10.39%	4.85%
Ratios to Average Net Assets:
Net expenses	1.21%[5]	1.30%	1.31%	1.40%	1.50%[5]
Net investment income	1.56%[5]	2.03%	2.08%	1.42%	1.60%[5]
Expense waiver/reimbursement[6]	0.24%[5]	0.14%	0.03%	0.13%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$96,295	$105,635	$153,458	$51,167	$1,962
Portfolio turnover	76%	231%	158%	174%	139%[7]
1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$10.03	$12.30	$13.60	$13.13	$13.67
Income From Investment Operations:
Net investment income	0.04	0.13[3]	0.19[3]	0.09[3]	0.10[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.60	(2.23)	(1.00)	1.14	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.64	(2.10)	(0.81)	1.23	0.54
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.14)	(0.11)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.10)	(0.17)	(0.49)	(0.76)	(1.08)
Net Asset Value, End of Period	$10.57	$10.03	$12.30	$13.60	$13.13
Total Return[4]	6.32%	(16.95)%	(6.28)%	9.50%	4.04%
Ratios to Average Net Assets:
Net expenses	1.96%[5]	2.05%	2.05%	2.15%	2.25%[5]
Net investment income	0.81%[5]	1.28%	1.41%	0.66%	0.85%[5]
Expense waiver/reimbursement[6]	0.21%[5]	0.10%	0.03%	0.16%	0.17%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$54,164	$55,582	$82,033	$15,775	$3,910
Portfolio turnover	76%	231%	158%	174%	139%[7]
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,		Period Ended 7/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$10.14	$12.51	$13.77	$14.28
Income From Investment Operations:
Net investment income	0.06	0.15[2]	0.20[2]	0.05[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.61	(2.27)	(0.98)	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.67	(2.12)	(0.78)	0.31
Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.13)	(0.25)	(0.48)	(0.82)
Net Asset Value, End of Period	$10.68	$10.14	$12.51	$13.77
Total Return[3]	6.52%	(16.75)%	(6.01)%	2.33%
Ratios to Average Net Assets:
Net expenses	1.70%[4]	1.79%	1.77%	1.90%[4]
Net investment income	1.07%[4]	1.56%	1.53%	0.60%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.09%	0.02%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$573	$597	$708	$18
Portfolio turnover	76%	231%	158%	174%[6]
1	Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,068.10	$6.31
Class C Shares	$1,000	$1,063.20	$10.19
Class K Shares	$1,000	$1,065.20	$8.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.11	$6.16
Class C Shares	$1,000	$1,015.32	$9.96
Class K Shares	$1,000	$1,016.64	$8.64
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.21%
Class C Shares	1.96%
Class K Shares	1.70%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	57.9%
Corporate Debt Securities	13.2%
International Equity Securities (including International Exchange-Traded Funds)	9.7%
Mortgage-Backed Securities	6.8%
U.S. Treasury and Agency Securities[2]	2.1%
Commodity Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.3%
Foreign Debt Securities	0.7%
Municipal[3]	0.0%
Cash Equivalents[4]	3.8%
Derivative Contracts[3,5]	(0.0)%
Other Assets and Liabilities — Net[6]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $162,674 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2010, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Property Liability Insurance	6.4%
Real Estate Investment Trusts	5.9%
Financial Services	5.8%
Crude Oil & Gas Production	5.4%
Integrated International Oil	5.2%
Electric Utility	5.1%
Integrated Domestic Oil	4.6%
Internet Services	4.5%
Miscellaneous Food Products	4.5%
Securities Brokerage	4.4%
Computers — High End	3.9%
Life Insurance	3.7%
Services to Medical Professionals	3.5%
Health Care Providers & Services	2.9%
Biotechnology	2.7%
Undesignated Consumer Cyclicals	2.7%
Specialty Retailing	2.0%
Electronic Equipment Instruments & Components	1.9%
Software Packaged/Custom	1.9%
Tobacco	1.9%
Defense Electronics	1.8%
Oil Gas & Consumable Fuels	1.7%
Multi-Line Insurance	1.3%
Capital Markets	1.2%
Medical Technology	1.0%
Other[8]	14.1%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 59.5%
		Aerospace & Defense – 0.0%
1,600		ITT Corp.	77,296
		Agricultural Chemicals – 0.1%
800		Bunge Ltd.	47,032
2,300		FMC Corp.	117,162
		TOTAL	164,194
		Air Freight & Logistics – 0.1%
3,500		United Parcel Service, Inc.	202,195
		Airline@0018Regional – 0.2%
9,700	[1]	Alaska Air Group, Inc.	303,998
5,500		SkyWest, Inc.	80,465
		TOTAL	384,463
		Auto Original Equipment Manufacturers – 0.3%
2,500	[1]	AutoZone, Inc.	387,575
4,200		Johnson Controls, Inc.	116,886
		TOTAL	504,461
		Auto Part Replacement – 0.1%
5,000		WABCO Holdings, Inc.	129,250
		Beer – 0.1%
5,300		Molson Coors Brewing Co., Class B	222,600
		Biotechnology – 1.6%
66,100	[1]	Gilead Sciences, Inc.	3,190,647
		Cable TV – 0.0%
1,700	[1]	DIRECTV — Class A	51,595
		Capital Markets – 0.7%
51,500		Morgan Stanley	1,379,170
		Clothing Stores – 0.2%
7,300	[1]	Children's Place Retail Stores, Inc.	232,140
4,200	[1]	Jos A. Bank Clothiers, Inc.	176,022
3,800		Limited Brands	72,276
		TOTAL	480,438
		Commercial Services – 0.0%
1,800	[1]	Corrections Corp. of America	33,678
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Commodity Chemicals – 0.1%
2,100		Dow Chemical Co.	56,889
3,300		Du Pont (E.I.) de Nemours & Co.	107,613
800		PPG Industries, Inc.	46,944
		TOTAL	211,446
		Communications Equipment – 0.1%
3,900		Harris Corp.	167,388
		Computer Services – 0.2%
2,500	[1]	Salesforce.com, Inc.	158,875
7,500	[1]	Synnex Corp.	198,525
		TOTAL	357,400
		Computer Stores – 0.3%
35,100	[1]	Ingram Micro, Inc., Class A	593,190
		Computers & Peripherals – 0.2%
10,800	[1]	Network Appliance, Inc.	314,604
		Computers@0018High End – 2.3%
38,700		IBM Corp.	4,736,493
		Computers@0018Low End – 0.2%
25,200	[1]	Dell, Inc.	325,080
		Construction Machinery – 0.0%
1,100		Joy Global, Inc.	50,314
		Consumer Cyclical@0018Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	75,564
		Containers & Packaging – 0.0%
2,500	[1]	Pactiv Corp.	56,375
		Contracting – 0.1%
2,700	[1]	IHS, Inc. — Class A	138,888
		Copper – 0.1%
8,400	[1]	Southern Copper Corp.	223,692
		Crude Oil & Gas Production – 3.2%
18,900		Apache Corp.	1,866,753
4,400		Berry Petroleum Co., Class A	119,152
155,700		Chesapeake Energy Corp.	3,858,246
8,000	[1]	EXCO Resources, Inc.	140,320
11,600	[1]	Ultra Petroleum Corp.	532,904
		TOTAL	6,517,375
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Defense Electronics – 1.1%
6,400		L-3 Communications Holdings, Inc.	533,376
12,800		Northrop Grumman Corp.	724,480
18,100		Raytheon Co.	948,983
		TOTAL	2,206,839
		Department Stores – 0.4%
8,100	[1]	Sears Holdings Corp.	755,568
		Diversified Financial Services – 0.4%
16,000		JPMorgan Chase & Co.	623,040
7,200		NYSE Euronext	168,552
		TOTAL	791,592
		Diversified Leisure – 0.1%
2,200	[1]	Bally Technologies, Inc.	87,274
2,000	[1]	Coinstar, Inc.	51,660
5,500	[1]	Penn National Gaming, Inc.	148,390
		TOTAL	287,324
		Electric & Electronic Original Equipment Manufacturers – 0.1%
1,400	[1]	American Superconductor Corp.	53,228
1,100		Eaton Corp.	67,364
		TOTAL	120,592
		Electric Utility – 3.0%
19,800		CMS Energy Corp.	300,366
4,800		CenterPoint Energy, Inc.	66,960
21,200		Constellation Energy Group	684,336
3,600		DPL, Inc.	96,624
11,800		Edison International	393,176
8,400		Entergy Corp.	641,004
28,600		Exelon Corp.	1,304,732
1,500		PNM Resources, Inc.	17,445
10,500		PPL Corp.	309,645
17,300		Public Service Enterprises Group, Inc.	529,207
31,500		Sempra Energy	1,598,625
4,900		UniSource Energy Corp.	150,626
		TOTAL	6,092,746
		Electrical Equipment – 0.1%
2,700		Emerson Electric Co.	112,158
4,500	[1]	Thomas & Betts Corp.	151,920
		TOTAL	264,078
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Electronic Equipment Instruments & Components – 1.1%
125,200		Corning, Inc.	2,263,616
		Electronic Instruments – 0.1%
2,200	[1]	Thermo Fisher Scientific, Inc.	101,530
		Ethical Drugs – 0.1%
2,900	[1]	Salix Pharmaceuticals Ltd.	84,854
4,900	[1]	Valeant Pharmaceuticals International	164,003
		TOTAL	248,857
		Financial Services – 3.4%
80,400		Ameriprise Financial, Inc.	3,074,496
125		Hercules Technology Growth Capital, Inc.	1,258
4,300		Lazard Ltd., Class A	165,722
4,600	[1]	MSCI, Inc., Class A	135,976
14,000		Mastercard, Inc. Class A	3,498,600
2,600	[1]	Verifone Holdings, Inc.	46,254
		TOTAL	6,922,306
		Food Products – 0.0%
3,400	[1]	Dean Foods Co.	59,942
		Gas Distributor – 0.1%
5,900	[1]	Southern Union Co.	130,036
		Greeting Cards – 0.1%
8,100		American Greetings Corp., Class A	149,688
		Grocery Chain – 0.1%
10,200		Safeway, Inc.	228,990
		Health Care Providers & Services – 1.7%
1,000	[1]	Catalyst Health Solutions, Inc.	39,330
5,200	[1]	Express Scripts, Inc., Class A	436,072
1,400	[1]	LifePoint Hospitals, Inc.	41,972
47,900	[1]	Medco Health Solutions, Inc.	2,944,892
		TOTAL	3,462,266
		Home Health Care – 0.1%
1,400	[1]	Amedisys, Inc.	76,930
2,500	[1]	Gentiva Health Services, Inc.	63,850
2,700	[1]	Lincare Holdings, Inc.	99,414
		TOTAL	240,194
		Home Products – 0.1%
2,900		Kimberly-Clark Corp.	172,231
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Household Appliances – 0.3%
7,700		Whirlpool Corp.	578,886
		Industrial Machinery – 0.0%
600		Dover Corp.	25,728
		Insurance Brokerage – 0.1%
7,800		Endurance Specialty Holdings Ltd.	280,956
		Integrated Domestic Oil – 2.8%
103,700		ConocoPhillips	4,977,600
2,700		Hess Corp.	156,033
15,400		Marathon Oil Corp.	459,074
		TOTAL	5,592,707
		Integrated International Oil – 3.1%
70,000		Chevron Corp.	5,048,400
18,700		Exxon Mobil Corp.	1,204,841
		TOTAL	6,253,241
		Internet Services – 2.7%
30,700	[1]	Amazon.com, Inc.	3,850,087
600	[1]	Blue Nile, Inc.	30,930
4,300	[1]	NetFlix, Inc.	267,675
6,200	[1]	Priceline.com, Inc.	1,211,170
		TOTAL	5,359,862
		Life Insurance – 2.2%
95,200		MetLife, Inc.	3,362,464
6,500		Prudential Financial	324,935
6,400		Reinsurance Group of America, Inc.	311,808
10,500		Torchmark Corp.	471,450
		TOTAL	4,470,657
		Maritime – 0.2%
3,800		Genco Shipping & Trading Ltd.	72,808
6,400		Overseas Shipholding Group, Inc.	285,504
6,100		Ship Finance International LTD	88,267
		TOTAL	446,579
		Medical Technology – 0.6%
2,000	[1]	Gen-Probe, Inc.	85,860
3,100	[1]	IDEXX Laboratories, Inc.	162,719
3,100	[1]	Intuitive Surgical, Inc.	1,016,986
		TOTAL	1,265,565
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Metal Containers – 0.1%
2,300		Ball Corp.	116,817
		Miscellaneous Components – 0.3%
13,900		Amphenol Corp., Class A	553,776
		Miscellaneous Food Products – 2.7%
2,400		Andersons, Inc.	64,752
170,200		Archer-Daniels-Midland Co.	5,100,894
1,600		Corn Products International, Inc.	45,472
11,800	[1]	Fresh Del Monte Produce, Inc.	239,894
		TOTAL	5,451,012
		Miscellaneous Machinery – 0.2%
6,500		SPX Corp.	353,860
		Money Center Bank – 0.5%
5,200		International Bancshares Corp.	108,368
1,400		State Street Corp.	60,032
31,500		The Bank of New York Mellon Corp.	916,335
		TOTAL	1,084,735
		Multi-Industry Capital Goods – 0.4%
5,100		3M Co.	410,499
5,000		United Technologies Corp.	337,400
		TOTAL	747,899
		Multi-Line Insurance – 0.8%
11,400		CIGNA Corp.	384,978
13,800	[1]	CNA Financial Corp.	324,162
838		Harleysville Group, Inc.	27,067
8,200		Hartford Financial Services Group, Inc.	196,718
2,000		Infinity Property & Casualty	79,320
22,400		Lincoln National Corp.	550,592
10,900	[1]	MBIA, Inc.	53,737
		TOTAL	1,616,574
		Offshore Driller – 0.1%
4,900		Noble Corp.	197,568
		Oil Gas & Consumable Fuels – 1.0%
39,400		Murphy Oil Corp.	2,012,552
		Oil Service, Explore & Drill – 0.2%
3,900	[1]	Brigham Exploration Co.	50,856
4,400	[1]	Pride International, Inc.	130,240
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
6,400		Rowan Cos., Inc.	137,472
		TOTAL	318,568
		Optical Reading Equipment – 0.0%
3,000	[1]	Zebra Technologies Co., Class A	78,300
		Paper Products – 0.0%
400		Clearwater Paper Corp.	19,572
		Personal Loans – 0.1%
4,900	[1]	World Acceptance Corp.	197,911
		Plastic Containers – 0.1%
9,500	[1]	Owens-Illinois, Inc.	258,590
		Pollution Control – 0.1%
2,000		Danaher Corp.	142,700
3,500	[1]	Waste Connections, Inc.	112,595
		TOTAL	255,295
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	14,025
		Property Liability Insurance – 3.8%
13,000		Allied World Assurance Holdings Ltd.	581,880
5,200		American Financial Group, Inc. Ohio	129,012
39,700		Chubb Corp.	1,985,000
1,800		Everest Re Group Ltd.	154,332
6,800		PartnerRe Ltd.	507,212
4,000		Platinum Underwriters Holdings Ltd.	145,040
5,700		RenaissanceRe Holdings Ltd.	308,826
67,500		The Travelers Cos, Inc.	3,420,225
25,900		XL Capital Ltd., Class A	434,343
		TOTAL	7,665,870
		Real Estate Investment Trusts – 3.5%
34,000		AMB Property Corp.	816,000
19,000		Annaly Capital Management, Inc.	330,220
8,000		Avalonbay Communities, Inc.	612,880
9,000		Boston Properties, Inc.	583,830
9,000		Corporate Office Properties Trust	321,210
10,000		Digital Realty Trust, Inc.	480,000
61,056		Host Hotels & Resorts, Inc.	647,194
7,367		Macerich Co. (The)	227,272
15,000		Plum Creek Timber Co., Inc.	542,550
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
23,000		Prologis Trust	289,800
6,500		SL Green Realty Corp.	295,685
12,691		Simon Property Group, Inc.	913,752
13,000		Taubman Centers, Inc.	411,580
10,599		Vornado Realty Trust	685,543
		TOTAL	7,157,516
		Regional Banks – 0.4%
24,400		Comerica, Inc.	842,044
2,900		Fulton Financial Corp.	26,796
		TOTAL	868,840
		Restaurant – 0.1%
4,500		Darden Restaurants, Inc.	166,320
		Securities Brokerage – 2.6%
35,400		Goldman Sachs Group, Inc.	5,264,688
		Semiconductor Distribution – 0.1%
5,000	[1]	Arrow Electronics, Inc.	131,350
3,600	[1]	Avnet, Inc.	95,184
		TOTAL	226,534
		Semiconductor Manufacturing – 0.2%
2,200	[1]	Cavium Networks, Inc.	47,542
32,200	[1]	Micron Technology, Inc.	280,784
1,500	[1]	NetLogic Microsystems, Inc.	61,440
		TOTAL	389,766
		Semiconductors & Semiconductor Equipment – 0.2%
9,000	[1]	Fairchild Semiconductor International, Inc., Class A	80,820
10,000		Linear Technology Corp.	261,000
		TOTAL	341,820
		Services to Medical Professionals – 2.1%
3,100	[1]	Coventry Health Care, Inc.	70,928
1,200	[1]	HMS Holdings Corp.	54,108
4,000	[1]	Health Net, Inc.	97,040
31,200		Omnicare, Inc.	780,000
41,600		UnitedHealth Group, Inc.	1,372,800
29,300	[1]	Wellpoint, Inc.	1,866,996
		TOTAL	4,241,872
		Soft Drinks – 0.3%
9,500		The Coca-Cola Co.	515,375
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Software Packaged/Custom – 1.1%
13,300	[1]	Adobe Systems, Inc.	429,590
900	[1]	BMC Software, Inc.	34,776
21,700		CA, Inc.	478,268
1,200	[1]	DST Systems, Inc.	54,396
3,000	[1]	GSI Commerce, Inc.	68,280
4,700		Microsoft Corp.	132,446
6,600	[1]	Oracle Corp.	152,196
12,700	[1]	Red Hat, Inc.	345,694
6,600		Rovi Corporation	190,542
4,700	[1]	Solera Holdings, Inc.	155,617
16,000	[1]	Symantec Corp.	271,200
		TOTAL	2,313,005
		Specialty Retailing – 1.2%
1,700		Advance Auto Parts, Inc.	67,065
57,700		CVS Corp.	1,867,749
9,000	[1]	Cabela's, Inc. Class A	145,080
5,400	[1]	J Crew Group, Inc.	211,734
3,600		Penske Automotive Group, Inc.	50,616
1,300		Staples, Inc.	30,498
		TOTAL	2,372,742
		Technology Hardware & Equipment – 0.3%
11,300		Hewlett-Packard Co.	531,891
		Textiles Apparel & Luxury Goods – 0.0%
1,900		Phillips Van Heusen Corp.	74,651
		Tobacco – 1.1%
7,500	[1]	Lorillard, Inc.	567,750
30,400		Philip Morris International, Inc.	1,383,504
6,226		Universal Corp.	282,598
		TOTAL	2,233,852
		Undesignated Consumer Cyclicals – 1.6%
2,500	[1]	Apollo Group, Inc., Class A	151,475
4,700		DeVRY, Inc.	286,982
1,900		Herbalife Ltd.	73,815
26,200	[1]	ITT Educational Services, Inc.	2,537,994
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
1,300	Strayer Education, Inc.	270,114
	TOTAL	3,320,380
	TOTAL COMMON STOCKS (IDENTIFIED COST $115,214,013)	120,322,548
	Asset-Backed Securities – 1.3%
$250,000	Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	226,140
1,200,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,029,000
1,000,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 9/15/2039	751,727
31,497	CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	22,174
100,000	Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	72,725
150,000	Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	152,919
250,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	211,653
140,000	Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	136,736
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,033,677)	2,603,074
	Collateralized Mortgage Obligations – 0.8%
2,907	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.754%, 3/25/2031	2,873
410,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	393,601
10,169	Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	11,274
20,103	Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	22,313
14,232	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	15,047
50,849	Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	54,810
46,542	Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	50,082
5,185	Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	5,686
11,680	Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	11,919
1,192	Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	1,193
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$32,154		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	34,681
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	668,310
350,000		Morgan Stanley Capital, Inc. A4, 5.88%, 6/11/2049	318,351
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,572,272)	1,590,140
		Corporate Bonds – 10.7%
		Basic Industry@0018Chemicals – 0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	105,833
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	83,910
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	92,249
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,268
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	35,643
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,366
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	79,247
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,161
		TOTAL	535,677
		Basic Industry@0018Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,722
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	83,270
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	95,731
60,000		ArcelorMittal USA, Inc., Company Guarantee, 9.750%, 04/01/2014	62,888
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,429
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	165,620
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	149,423
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	48,177
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	92,739
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	94,570
		TOTAL	855,569
		Basic Industry@0018Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	21,633
25,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	28,417
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	48,818
		TOTAL	98,868
		Capital Goods@0018Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,797
125,000		Boeing Co., Note, 5.125%, 02/15/2013	136,360
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,817
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,148
		TOTAL	242,122
		Capital Goods@0018Building Materials – 0.1%
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,555
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	57,868
		TOTAL	133,423
		Capital Goods@0018Diversified Manufacturing – 0.5%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,650
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,584
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	108,009
160,000		Harsco Corp., 5.750%, 05/15/2018	160,466
80,000		Hubbell, Inc., 5.950%, 06/01/2018	83,972
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	67,253
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	99,275
140,000		Textron Financial Corp., 5.400%, 04/28/2013	143,851
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	31,950
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,486
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	140,481
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	46,912
		TOTAL	993,889
		Capital Goods@0018Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	89,176
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,150
		TOTAL	118,326
		Capital Goods@0018Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	21,393
		Communications@0018Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	224,056
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,461
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,280
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	106,452
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,220
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	24,811
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	26,806
		TOTAL	523,086
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Communications@0018Media Noncable – 0.1%
$75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	90,680
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	88,513
		TOTAL	179,193
		Communications@0018Telecom Wireless – 0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	195,358
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	108,556
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	109,391
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	101,759
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,542
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,858
		TOTAL	687,464
		Communications@0018Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,773
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	42,651
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	102,286
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	66,806
56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	59,075
		TOTAL	403,591
		Consumer Cyclical@0018Automotive – 0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	104,387
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,948
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	12,516
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	80,185
		TOTAL	281,036
		Consumer Cyclical@0018Entertainment – 0.2%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	106,825
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	199,445
		TOTAL	306,270
		Consumer Cyclical@0018Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	96,958
		Consumer Cyclical@0018Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	78,397
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	202,930
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	86,749
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,725
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,545
100,000		Target Corp., 5.875%, 03/01/2012	109,612
50,000		Target Corp., Note, 5.875%, 07/15/2016	56,140
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,257
		TOTAL	688,355
		Consumer Non-Cyclical@0018Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	115,142
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	110,648
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,931
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,786
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,328
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	98,648
135,000		Kellogg Co., 4.250%, 03/06/2013	143,347
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,608
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	80,463
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,894
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	96,570
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,888
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	19,922
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,837
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,032
		TOTAL	1,008,044
		Consumer Non-Cyclical@0018Health Care – 0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	44,421
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	50,645
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	23,339
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	212,727
50,000	[2,3]	Thermo Fisher Scientific, Inc. , Sr. Note, Series 144A, 2.150%, 12/28/2012	50,321
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,043
		TOTAL	391,496
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	66,100
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	144,144
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,158
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	33,767
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	113,561
		TOTAL	465,730
		Consumer Non-Cyclical@0018Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,145
75,000		Philips Electronics NV, 5.750%, 03/11/2018	81,107
80,000		Whirlpool Corp., 5.500%, 03/01/2013	83,564
		TOTAL	174,816
		Consumer Non-Cyclical@0018Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	44,758
		Consumer Non-Cyclical@0018Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	86,441
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,089
		TOTAL	118,530
		Energy@0018Independent – 0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,990
30,000		Devon Financing Corp., 6.875%, 09/30/2011	32,709
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,535
15,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 6.000%, 03/05/2020	14,926
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	84,137
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	70,187
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	73,870
		TOTAL	362,354
		Energy@0018Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	220,378
		Energy@0018Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,978
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	84,700
		TOTAL	103,678
		Energy@0018Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	110,026
115,000		Valero Energy Corp., 7.500%, 04/15/2032	118,683
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,182
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,998
		TOTAL	276,889
		Financial Institution@0018Banking – 1.5%
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	284,237
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	101,875
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	150,398
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,477
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	156,015
80,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 02/01/2040	85,949
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,752
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	162,788
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,947
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,350
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	80,019
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	161,754
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	181,592
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,870
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	265,771
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,151
90,000		M&T Bank Corp., 5.375%, 05/24/2012	94,288
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,627
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,358
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	120,028
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,498
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	208,618
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,212
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	207,857
30,000		Wachovia Corp., 5.750%, 02/01/2018	31,720
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	69,845
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	101,298
		TOTAL	2,988,294
		Financial Institution@0018Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	275,822
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,248
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	127,698
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	162,189
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	75,060
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	79,332
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	68,135
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,033
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	62,142
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	50,316
		TOTAL	978,975
		Financial Institution@0018Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	105,891
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	78,570
150,000		American Express Credit Corp., 5.875%, 05/02/2013	162,939
100,000		American General Finance Corp., 4.000%, 03/15/2011	93,233
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	120,081
120,000		Capital One Capital IV, 6.745%, 02/17/2037	101,400
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,741
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,484
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	419,729
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	209,675
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,250
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	114,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	98,125
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	22,637
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,112
		TOTAL	1,688,867
		Financial Institution@0018Insurance@0018Health – 0.2%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	79,210
60,000		CIGNA Corp., 6.350%, 03/15/2018	63,479
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	107,668
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,104
		TOTAL	300,461
		Financial Institution@0018Insurance@0018Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	239,489
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,047
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	41,009
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	101,342
70,000		MetLife, Inc., 6.750%, 06/01/2016	79,954
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,472
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	53,941
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	90,474
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	128,012
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	91,934
		TOTAL	848,674
		Financial Institution@0018Insurance@0018P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	98,091
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	98,078
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	107,217
75,000		CNA Financial Corp., 6.500%, 08/15/2016	77,088
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	31,509
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,843
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	99,902
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	28,367
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,662
		TOTAL	672,757
		Financial Institution@0018REITs – 0.2%
40,000		AMB Property LP, 6.300%, 06/01/2013	41,964
30,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	31,609
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	57,441
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	18,642
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	20,598
75,000		Liberty Property LP, 6.625%, 10/01/2017	76,909
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	104,600
95,000		Simon Property Group LP, 6.125%, 05/30/2018	100,760
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,793
		TOTAL	491,316
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 3/15/2015	151,225
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	50,331
40,000		BMC Software, Inc., 7.250%, 06/01/2018	44,602
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	67,330
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	225,045
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	78,539
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,177
65,000		Harris Corp., 5.950%, 12/01/2017	70,420
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	120,379
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$100,000		IBM Corp., Deb., 8.375%, 11/01/2019	130,923
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	76,146
150,000		Oracle Corp., 6.500%, 04/15/2038	166,254
		TOTAL	1,131,146
		Transportation@0018Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	80,678
		Transportation@0018Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,505
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	110,151
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	105,974
100,000		Union Pacific Corp., 4.875%, 01/15/2015	106,168
		TOTAL	402,798
		Transportation@0018Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	98,035
		Utility@0018Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	155,997
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	85,974
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	97,855
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	114,060
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	108,224
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,801
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,038
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	44,570
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,017
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,465
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,891
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,313
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	52,372
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	41,924
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	45,705
15,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	17,643
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	42,703
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	99,468
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	85,941
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
$50,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	46,601
100,000	PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	107,154
75,000	PSI Energy, Inc., Bond, 6.050%, 06/15/2016	83,881
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	57,020
90,000	Union Electric Co., 6.000%, 04/01/2018	97,485
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	83,451
90,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,595
	TOTAL	1,870,148
	Utility@0018Natural Gas Distributor – 0.1%
40,000	Atmos Energy Corp., 5.125%, 01/15/2013	42,456
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	24,896
55,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	61,902
	TOTAL	129,254
	Utility@0018Natural Gas Pipelines – 0.2%
150,000	Consolidated Natural Gas Co., 5.000%, 12/01/2014	159,527
75,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	82,587
40,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,655
65,000	Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	79,401
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	96,268
	TOTAL	461,438
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,492,618)	21,625,959
	Government/AgencY – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015 (INDENTIFIED COST $79,936)	84,562
	Government Agencies – 1.9%
$750,000	Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	850,605
2,750,000	Federal National Mortgage Association, 4.375%, 3/15/2013	2,976,962
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,587,980)	3,827,567
	Mortgage-Backed Securities – 0.0%
10,965	Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	11,612
6,609	Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	7,162
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
$16,296		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	17,847
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,967)	36,621
		MUNICIPAL – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	72,436
		U.S. Treasury – 0.2%
250,000	[5]	United States Treasury Bill, 0.20%, 7/1/2010	249,901
150,000	[6]	United States Treasury Note, 4.125%, 5/15/2015	162,674
		TOTAL U.S. TREASURY (IDENTIFIED COST $405,831)	412,575
		EXCHANGE-TRADED FUNDS – 9.9%
242,500		iShares MSCI Emerging Market Index Fund	9,278,050
134,000		iShares MSCI EAFE Index Fund	7,032,320
72,000	[1]	PowerShares DB Agriculture Fund	1,821,600
80,000	[1]	PowerShares DB Commodity Index Tracking Fund	1,815,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $15,216,216)	19,947,170
		MUTUAL FUNDS – 14.0%;7
85,774		Emerging Markets Fixed Income Core Fund	2,058,119
1,422,992		Federated Mortgage Core Portfolio	14,457,599
745,533		High Yield Bond Portfolio	4,696,859
7,163,426	[8]	Prime Value Obligations Fund, Institutional Shares, 0.19%	7,163,426
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,099,335)	28,376,003
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $186,806,845)[9]	198,898,655
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[10]	3,448,190
		TOTAL NET ASSETS — 100%	$202,346,845
Semi-Annual Shareholder Report

  At January 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,306,938	March 2010	$(15,321)
[1]United States Treasury Note 5-Year Long Futures	2	$232,922	March 2010	$621
[1]United States Treasury Note 2-Year Short Futures	90	$19,615,781	March 2010	$(59,258)
[1]United States Treasury Note 10-Year Short Futures	8	$945,250	March 2010	$(19,892)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(93,850)
  Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

    The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds[1]	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$117,144,693	$ —	$ —	$117,144,693
International	3,177,855	—	—	3,177,855
Debt Securities:
Asset-Backed Securities	—	2,603,074	—	2,603,074
Collateralized Mortgage Obligations	—	1,590,140	—	1,590,140
Corporate Bonds	—	21,625,959	—	21,625,959
Government/Agency	—	84,562	—	84,562
Government Agencies	—	3,827,567	—	3,827,567
Mortgage-Backed Securities	—	36,621	—	36,621
Municipal	—	72,436	—	72,436
U.S. Treasury	—	412,575	—	412,575
Exchange-Traded Funds	19,947,170	—	—	19,947,170
Mutual Funds	28,376,003	—	—	28,376,003
TOTAL SECURITIES	$168,645,721	$30,252,934	$ —	$198,898,655
OTHER FINANCIAL INSTRUMENTS[2]	$(93,850)	$ —	$ —	$(93,850)
1	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
2	Other financial instruments include futures contracts.
    The following acronyms are used throughout this portfolio:
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investments Trusts
REMIC	— Real Estate Mortgage Investment Conduit
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $28,376,003 of investments in affiliated issuers (Note 5) (identified cost $186,806,845)		$198,898,655
Income receivable		437,661
Receivable for investments sold		7,730,781
Receivable for shares sold		157,062
TOTAL ASSETS		207,224,159
Liabilities:
Payable for investments purchased	$2,391,486
Payable for shares redeemed	297,143
Bank overdraft	1,922,640
Payable for daily variation margin	12,703
Payable for Directors'/Trustees' fees	389
Payable for distribution services fee (Note 5)	36,254
Payable for shareholder services fee (Note 5)	70,200
Accrued expenses	146,499
TOTAL LIABILITIES		4,877,314
Net assets for 18,978,040 shares outstanding		$202,346,845
Net Assets Consist of:
Paid-in capital		$274,036,698
Net unrealized appreciation of investments and futures contracts		11,997,960
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(83,815,861)
Undistributed net investment income		128,048
TOTAL NET ASSETS		$202,346,845
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($51,315,888 ÷ 4,789,830 shares outstanding), no par value, unlimited shares authorized	$10.71
Offering price per share	$10.71
Redemption proceeds per share	$10.71
Class A Shares:
Net asset value per share ($96,294,657 ÷ 9,011,134 shares outstanding), no par value, unlimited shares authorized	$10.69
Offering price per share (100/94.50 of $10.69)	$11.31
Redemption proceeds per share	$10.69
Class C Shares:
Net asset value per share ($54,163,596 ÷ 5,123,456 shares outstanding), no par value, unlimited shares authorized	$10.57
Offering price per share	$10.57
Redemption proceeds per share (99.00/100 of $10.57)	$10.46
Class K Shares:
Net asset value per share ($572,704 ÷ 53,620 shares outstanding), no par value, unlimited shares authorized	$10.68
Offering price per share	$10.68
Redemption proceeds per share	$10.68
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $609,225 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $23)		$2,081,797
Interest		847,462
Investment income allocated from affiliated partnership (Note 5)		72,058
TOTAL INCOME		3,001,317
Expenses:
Investment adviser fee (Note 5)	$811,831
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	23,876
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	29,588
Transfer and dividend disbursing agent fees and expenses — Class A Shares	89,089
Transfer and dividend disbursing agent fees and expenses — Class C Shares	35,668
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,065
Directors'/Trustees' fees	664
Auditing fees	13,364
Legal fees	4,941
Portfolio accounting fees	64,657
Distribution services fee — Class C Shares (Note 5)	213,913
Distribution services fee — Class K Shares (Note 5)	1,507
Shareholder services fee — Class A Shares (Note 5)	113,302
Shareholder services fee — Class C Shares (Note 5)	37,626
Account administration fee — Class A Shares	8,738
Account administration fee — Class C Shares	33,176
Share registration costs	28,083
Printing and postage	44,624
Insurance premiums	2,534
Miscellaneous	5,294
TOTAL EXPENSES	1,699,649
  Semi-Annual Shareholder Report

  Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(192,882)
Waiver of administrative personnel and services fee	(26,643)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(19,740)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(2,857)
TOTAL WAIVERS AND REIMBURSEMENTS		$(242,122)
Net expenses			$1,457,527
Net investment income			1,543,790
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $40,206 on sales of investments in affiliated issuers)			13,769,391
Net realized loss on futures contracts			(177,685)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership			9,781
Net change in unrealized appreciation of investments			(724,312)
Net change in unrealized appreciation of futures contracts			(150,337)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			12,726,838
Change in net assets resulting from operations			$14,270,628
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,543,790	$4,254,202
Net realized gain (loss) on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	13,601,487	(78,984,016)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(874,649)	20,399,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,270,628	(54,329,863)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(983,693)	(1,595,326)
Class A Shares	(1,641,566)	(3,103,691)
Class C Shares	(499,917)	(1,038,914)
Class K Shares	(6,715)	(16,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,131,891)	(5,754,366)
Share Transactions:
Proceeds from sale of shares	10,051,242	36,439,359
Net asset value of shares issued to shareholders in payment of distributions declared	2,868,159	5,307,208
Cost of shares redeemed	(33,685,564)	(77,834,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,766,163)	(36,088,254)
Change in net assets	(9,627,426)	(96,172,483)
Net Assets:
Beginning of period	211,974,271	308,146,754
End of period (including undistributed net investment income of $128,048 and $1,716,149, respectively)	$202,346,845	$211,974,271
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is the possibility of long-term growth of capital and income.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Semi-Annual Shareholder Report

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Semi-Annual Shareholder Report

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Swap Contracts

  Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

  The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

  The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

  At January 31, 2010, the Fund had no outstanding swap contracts.

  Semi-Annual Shareholder Report

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net-realized foreign-exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Semi-Annual Shareholder Report

  Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$93,850*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

  The Effect of Derivative Instruments on the Statement of Operations
  for the Six Months Ended January 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(177,685)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(150,337)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,013	$1,291,016	253,113	$2,403,458
Shares issued to shareholders in payment of distributions declared	83,630	927,457	165,816	1,561,986
Shares redeemed	(327,977)	(3,593,712)	(1,230,295)	(11,711,678)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(123,334)	$(1,375,239)	(811,366)	$(7,746,234)
  Semi-Annual Shareholder Report

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	693,991	$7,498,194	2,918,354	$28,708,761
Shares issued to shareholders in payment of distributions declared	131,800	1,459,023	293,825	2,761,954
Shares redeemed	(2,199,097)	(23,847,768)	(5,097,439)	(49,072,166)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,373,306)	$(14,890,551)	(1,885,260)	$(17,601,451)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	116,201	$1,239,175	494,156	$4,859,370
Shares issued to shareholders in payment of distributions declared	43,376	474,964	103,849	966,833
Shares redeemed	(577,791)	(6,158,742)	(1,726,728)	(16,655,018)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(418,214)	$(4,444,603)	(1,128,723)	$(10,828,815)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,113	$22,857	40,414	$467,770
Shares issued to shareholders in payment of distributions declared	607	6,715	1,748	16,435
Shares redeemed	(7,962)	(85,342)	(39,852)	(395,959)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(5,242)	$(55,770)	2,310	$88,246
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,920,096)	$(20,766,163)	(3,823,039)	$(36,088,254)

  4. FEDERAL TAX INFORMATION

  At January 31, 2010, the cost of investments for federal tax purposes was $186,805,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,093,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,295,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,201,898.

  Semi-Annual Shareholder Report

  At July 31, 2009, the Fund had a capital loss carryforward of $47,465,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$49,998
2017	$47,415,913

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $188,820 of its fee. In addition, for the six months ended January 31, 2010, an affiliate of the Adviser voluntarily reimbursed $22,597 of transfer and dividend disbursing agent fees and expenses.

  Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2010, the Sub-Adviser earned a fee of $73,545.

  Semi-Annual Shareholder Report

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.101% of average daily net assets of the Fund. FAS waived $26,643 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $8,735 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Semi-Annual Shareholder Report

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $3,492 in sales charges from the sale of Class A Shares. FSC also retained $410 of CDSC relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”):
  (a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Trustees.

  General

  Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

  Semi-Annual Shareholder Report

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $4,062. Transactions with the affiliated companies during the six months ended January 31, 2010 were as follows:

Affiliates	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	69,216	25,897	9,339	85,774	$2,058,119	$72,058
Federated Mortgage Core Portfolio	1,560,524	235,815	373,347	1,422,992	$14,457,599	$382,422
High Yield Bond Portfolio	923,286	35,411	213,164	745,533	$4,696,859	$215,963
Prime Value Obligations Fund, Institutional Shares	8,638,989	43,992,325	45,467,888	7,163,426	$7,163,426	$10,840
TOTAL OF AFFILIATED TRANSACTIONS	11,192,015	44,289,448	46,063,738	9,417,725	$28,376,003	$681,283

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by FIMCO, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

  Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its Semi-Annual Shareholder Report proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$155,848,201
Sales	$173,586,828

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Semi-Annual Shareholder Report

  Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Federated MDT Balanced Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period and the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the Semi-Annual Shareholder Report reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692

36354 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,
		2009	2008	2007[1]	2006[2]	2005
Net Asset Value, Beginning of Period	$10.21	$12.57	$13.79	$13.23	$13.60	$12.82
Income From Investment Operations:
Net investment income	0.11	0.23[3]	0.30[3]	0.24[3]	0.24[3]	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.60	(2.28)	(0.98)	1.14	0.50	1.87
TOTAL FROM INVESTMENT OPERATIONS	0.71	(2.05)	(0.68)	1.38	0.74	2.07
Less Distributions:
Distributions from net investment income	(0.21)	(0.31)	(0.19)	(0.17)	(0.18)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	(0.35)	(0.65)	(0.93)	(1.14)
TOTAL DISTRIBUTIONS	(0.21)	(0.31)	(0.54)	(0.82)	(1.11)	(1.29)
Net Asset Value, End of Period	$10.71	$10.21	$12.57	$13.79	$13.23	$13.60
Total Return[4]	6.84%	(16.13)%	(5.33)%	10.61%	5.62%	16.81%
Ratios to Average Net Assets:
Net expenses	0.96%[5]	1.05%	1.06%	1.14%	1.25%	1.19%
Net investment income	1.81%[5]	2.29%	2.22%	1.74%	1.82%	1.54%
Expense waiver/reimbursement[6]	0.20%[5]	0.09%	0.03%	0.17%	0.14%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$51,316	$50,161	$71,949	$81,634	$73,747	$69,320
Portfolio turnover	76%	231%	158%	174%	139%	127%
Semi-Annual Shareholder Report
1

1	MDT Balanced Fund (the “Predecessor Fund”) was reorganized into Federated MDT Balanced Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,068.40	$5.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.37	$4.89
1	Expenses are equal to the Fund's annualized net expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	57.9%
Corporate Debt Securities	13.2%
International Equity Securities (including International Exchange-Traded Funds)	9.7%
Mortgage-Backed Securities	6.8%
U.S. Treasury and Agency Securities[2]	2.1%
Commodity Exchange-Traded Funds	1.8%
Collateralized Mortgage Obligations	1.5%
Asset-Backed Securities	1.3%
Foreign Debt Securities	0.7%
Municipal[3]	0.0%
Cash Equivalents[4]	3.8%
Derivative Contracts[3,5]	(0.0)%
Other Assets and Liabilities — Net[6]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $162,674 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

At January 31, 2010, the Fund's industry composition7 for its equity securities (excluding international exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Property Liability Insurance	6.4%
Real Estate Investment Trusts	5.9%
Financial Services	5.8%
Crude Oil & Gas Production	5.4%
Integrated International Oil	5.2%
Electric Utility	5.1%
Integrated Domestic Oil	4.6%
Internet Services	4.5%
Miscellaneous Food Products	4.5%
Securities Brokerage	4.4%
Computers — High End	3.9%
Life Insurance	3.7%
Services to Medical Professionals	3.5%
Health Care Providers & Services	2.9%
Biotechnology	2.7%
Undesignated Consumer Cyclicals	2.7%
Specialty Retailing	2.0%
Electronic Equipment Instruments & Components	1.9%
Software Packaged/Custom	1.9%
Tobacco	1.9%
Defense Electronics	1.8%
Oil Gas & Consumable Fuels	1.7%
Multi-Line Insurance	1.3%
Capital Markets	1.2%
Medical Technology	1.0%
Other[8]	14.1%
TOTAL	100.0%
7	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
8	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report
6

Portfolio of Investments

January 31, 2010 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 59.5%
		Aerospace & Defense – 0.0%
1,600		ITT Corp.	77,296
		Agricultural Chemicals – 0.1%
800		Bunge Ltd.	47,032
2,300		FMC Corp.	117,162
		TOTAL	164,194
		Air Freight & Logistics – 0.1%
3,500		United Parcel Service, Inc.	202,195
		Airline@0018Regional – 0.2%
9,700	[1]	Alaska Air Group, Inc.	303,998
5,500		SkyWest, Inc.	80,465
		TOTAL	384,463
		Auto Original Equipment Manufacturers – 0.3%
2,500	[1]	AutoZone, Inc.	387,575
4,200		Johnson Controls, Inc.	116,886
		TOTAL	504,461
		Auto Part Replacement – 0.1%
5,000		WABCO Holdings, Inc.	129,250
		Beer – 0.1%
5,300		Molson Coors Brewing Co., Class B	222,600
		Biotechnology – 1.6%
66,100	[1]	Gilead Sciences, Inc.	3,190,647
		Cable TV – 0.0%
1,700	[1]	DIRECTV — Class A	51,595
		Capital Markets – 0.7%
51,500		Morgan Stanley	1,379,170
		Clothing Stores – 0.2%
7,300	[1]	Children's Place Retail Stores, Inc.	232,140
4,200	[1]	Jos A. Bank Clothiers, Inc.	176,022
3,800		Limited Brands	72,276
		TOTAL	480,438
		Commercial Services – 0.0%
1,800	[1]	Corrections Corp. of America	33,678
Semi-Annual Shareholder Report
7

Shares or Principal Amount			Value
		Commodity Chemicals – 0.1%
2,100		Dow Chemical Co.	56,889
3,300		Du Pont (E.I.) de Nemours & Co.	107,613
800		PPG Industries, Inc.	46,944
		TOTAL	211,446
		Communications Equipment – 0.1%
3,900		Harris Corp.	167,388
		Computer Services – 0.2%
2,500	[1]	Salesforce.com, Inc.	158,875
7,500	[1]	Synnex Corp.	198,525
		TOTAL	357,400
		Computer Stores – 0.3%
35,100	[1]	Ingram Micro, Inc., Class A	593,190
		Computers & Peripherals – 0.2%
10,800	[1]	Network Appliance, Inc.	314,604
		Computers@0018High End – 2.3%
38,700		IBM Corp.	4,736,493
		Computers@0018Low End – 0.2%
25,200	[1]	Dell, Inc.	325,080
		Construction Machinery – 0.0%
1,100		Joy Global, Inc.	50,314
		Consumer Cyclical@0018Lodging – 0.0%
3,600		Wyndham Worldwide Corp.	75,564
		Containers & Packaging – 0.0%
2,500	[1]	Pactiv Corp.	56,375
		Contracting – 0.1%
2,700	[1]	IHS, Inc. — Class A	138,888
		Copper – 0.1%
8,400	[1]	Southern Copper Corp.	223,692
		Crude Oil & Gas Production – 3.2%
18,900		Apache Corp.	1,866,753
4,400		Berry Petroleum Co., Class A	119,152
155,700		Chesapeake Energy Corp.	3,858,246
8,000	[1]	EXCO Resources, Inc.	140,320
11,600	[1]	Ultra Petroleum Corp.	532,904
		TOTAL	6,517,375
Semi-Annual Shareholder Report
8

Shares or Principal Amount			Value
		Defense Electronics – 1.1%
6,400		L-3 Communications Holdings, Inc.	533,376
12,800		Northrop Grumman Corp.	724,480
18,100		Raytheon Co.	948,983
		TOTAL	2,206,839
		Department Stores – 0.4%
8,100	[1]	Sears Holdings Corp.	755,568
		Diversified Financial Services – 0.4%
16,000		JPMorgan Chase & Co.	623,040
7,200		NYSE Euronext	168,552
		TOTAL	791,592
		Diversified Leisure – 0.1%
2,200	[1]	Bally Technologies, Inc.	87,274
2,000	[1]	Coinstar, Inc.	51,660
5,500	[1]	Penn National Gaming, Inc.	148,390
		TOTAL	287,324
		Electric & Electronic Original Equipment Manufacturers – 0.1%
1,400	[1]	American Superconductor Corp.	53,228
1,100		Eaton Corp.	67,364
		TOTAL	120,592
		Electric Utility – 3.0%
19,800		CMS Energy Corp.	300,366
4,800		CenterPoint Energy, Inc.	66,960
21,200		Constellation Energy Group	684,336
3,600		DPL, Inc.	96,624
11,800		Edison International	393,176
8,400		Entergy Corp.	641,004
28,600		Exelon Corp.	1,304,732
1,500		PNM Resources, Inc.	17,445
10,500		PPL Corp.	309,645
17,300		Public Service Enterprises Group, Inc.	529,207
31,500		Sempra Energy	1,598,625
4,900		UniSource Energy Corp.	150,626
		TOTAL	6,092,746
		Electrical Equipment – 0.1%
2,700		Emerson Electric Co.	112,158
4,500	[1]	Thomas & Betts Corp.	151,920
		TOTAL	264,078
Semi-Annual Shareholder Report
9

Shares or Principal Amount			Value
		Electronic Equipment Instruments & Components – 1.1%
125,200		Corning, Inc.	2,263,616
		Electronic Instruments – 0.1%
2,200	[1]	Thermo Fisher Scientific, Inc.	101,530
		Ethical Drugs – 0.1%
2,900	[1]	Salix Pharmaceuticals Ltd.	84,854
4,900	[1]	Valeant Pharmaceuticals International	164,003
		TOTAL	248,857
		Financial Services – 3.4%
80,400		Ameriprise Financial, Inc.	3,074,496
125		Hercules Technology Growth Capital, Inc.	1,258
4,300		Lazard Ltd., Class A	165,722
4,600	[1]	MSCI, Inc., Class A	135,976
14,000		Mastercard, Inc. Class A	3,498,600
2,600	[1]	Verifone Holdings, Inc.	46,254
		TOTAL	6,922,306
		Food Products – 0.0%
3,400	[1]	Dean Foods Co.	59,942
		Gas Distributor – 0.1%
5,900	[1]	Southern Union Co.	130,036
		Greeting Cards – 0.1%
8,100		American Greetings Corp., Class A	149,688
		Grocery Chain – 0.1%
10,200		Safeway, Inc.	228,990
		Health Care Providers & Services – 1.7%
1,000	[1]	Catalyst Health Solutions, Inc.	39,330
5,200	[1]	Express Scripts, Inc., Class A	436,072
1,400	[1]	LifePoint Hospitals, Inc.	41,972
47,900	[1]	Medco Health Solutions, Inc.	2,944,892
		TOTAL	3,462,266
		Home Health Care – 0.1%
1,400	[1]	Amedisys, Inc.	76,930
2,500	[1]	Gentiva Health Services, Inc.	63,850
2,700	[1]	Lincare Holdings, Inc.	99,414
		TOTAL	240,194
		Home Products – 0.1%
2,900		Kimberly-Clark Corp.	172,231
Semi-Annual Shareholder Report
10

Shares or Principal Amount			Value
		Household Appliances – 0.3%
7,700		Whirlpool Corp.	578,886
		Industrial Machinery – 0.0%
600		Dover Corp.	25,728
		Insurance Brokerage – 0.1%
7,800		Endurance Specialty Holdings Ltd.	280,956
		Integrated Domestic Oil – 2.8%
103,700		ConocoPhillips	4,977,600
2,700		Hess Corp.	156,033
15,400		Marathon Oil Corp.	459,074
		TOTAL	5,592,707
		Integrated International Oil – 3.1%
70,000		Chevron Corp.	5,048,400
18,700		Exxon Mobil Corp.	1,204,841
		TOTAL	6,253,241
		Internet Services – 2.7%
30,700	[1]	Amazon.com, Inc.	3,850,087
600	[1]	Blue Nile, Inc.	30,930
4,300	[1]	NetFlix, Inc.	267,675
6,200	[1]	Priceline.com, Inc.	1,211,170
		TOTAL	5,359,862
		Life Insurance – 2.2%
95,200		MetLife, Inc.	3,362,464
6,500		Prudential Financial	324,935
6,400		Reinsurance Group of America, Inc.	311,808
10,500		Torchmark Corp.	471,450
		TOTAL	4,470,657
		Maritime – 0.2%
3,800		Genco Shipping & Trading Ltd.	72,808
6,400		Overseas Shipholding Group, Inc.	285,504
6,100		Ship Finance International LTD	88,267
		TOTAL	446,579
		Medical Technology – 0.6%
2,000	[1]	Gen-Probe, Inc.	85,860
3,100	[1]	IDEXX Laboratories, Inc.	162,719
3,100	[1]	Intuitive Surgical, Inc.	1,016,986
		TOTAL	1,265,565
Semi-Annual Shareholder Report
11

Shares or Principal Amount			Value
		Metal Containers – 0.1%
2,300		Ball Corp.	116,817
		Miscellaneous Components – 0.3%
13,900		Amphenol Corp., Class A	553,776
		Miscellaneous Food Products – 2.7%
2,400		Andersons, Inc.	64,752
170,200		Archer-Daniels-Midland Co.	5,100,894
1,600		Corn Products International, Inc.	45,472
11,800	[1]	Fresh Del Monte Produce, Inc.	239,894
		TOTAL	5,451,012
		Miscellaneous Machinery – 0.2%
6,500		SPX Corp.	353,860
		Money Center Bank – 0.5%
5,200		International Bancshares Corp.	108,368
1,400		State Street Corp.	60,032
31,500		The Bank of New York Mellon Corp.	916,335
		TOTAL	1,084,735
		Multi-Industry Capital Goods – 0.4%
5,100		3M Co.	410,499
5,000		United Technologies Corp.	337,400
		TOTAL	747,899
		Multi-Line Insurance – 0.8%
11,400		CIGNA Corp.	384,978
13,800	[1]	CNA Financial Corp.	324,162
838		Harleysville Group, Inc.	27,067
8,200		Hartford Financial Services Group, Inc.	196,718
2,000		Infinity Property & Casualty	79,320
22,400		Lincoln National Corp.	550,592
10,900	[1]	MBIA, Inc.	53,737
		TOTAL	1,616,574
		Offshore Driller – 0.1%
4,900		Noble Corp.	197,568
		Oil Gas & Consumable Fuels – 1.0%
39,400		Murphy Oil Corp.	2,012,552
		Oil Service, Explore & Drill – 0.2%
3,900	[1]	Brigham Exploration Co.	50,856
4,400	[1]	Pride International, Inc.	130,240
Semi-Annual Shareholder Report
12

Shares or Principal Amount			Value
6,400		Rowan Cos., Inc.	137,472
		TOTAL	318,568
		Optical Reading Equipment – 0.0%
3,000	[1]	Zebra Technologies Co., Class A	78,300
		Paper Products – 0.0%
400		Clearwater Paper Corp.	19,572
		Personal Loans – 0.1%
4,900	[1]	World Acceptance Corp.	197,911
		Plastic Containers – 0.1%
9,500	[1]	Owens-Illinois, Inc.	258,590
		Pollution Control – 0.1%
2,000		Danaher Corp.	142,700
3,500	[1]	Waste Connections, Inc.	112,595
		TOTAL	255,295
		Poultry Products – 0.0%
300		Sanderson Farms, Inc.	14,025
		Property Liability Insurance – 3.8%
13,000		Allied World Assurance Holdings Ltd.	581,880
5,200		American Financial Group, Inc. Ohio	129,012
39,700		Chubb Corp.	1,985,000
1,800		Everest Re Group Ltd.	154,332
6,800		PartnerRe Ltd.	507,212
4,000		Platinum Underwriters Holdings Ltd.	145,040
5,700		RenaissanceRe Holdings Ltd.	308,826
67,500		The Travelers Cos, Inc.	3,420,225
25,900		XL Capital Ltd., Class A	434,343
		TOTAL	7,665,870
		Real Estate Investment Trusts – 3.5%
34,000		AMB Property Corp.	816,000
19,000		Annaly Capital Management, Inc.	330,220
8,000		Avalonbay Communities, Inc.	612,880
9,000		Boston Properties, Inc.	583,830
9,000		Corporate Office Properties Trust	321,210
10,000		Digital Realty Trust, Inc.	480,000
61,056		Host Hotels & Resorts, Inc.	647,194
7,367		Macerich Co. (The)	227,272
15,000		Plum Creek Timber Co., Inc.	542,550
Semi-Annual Shareholder Report
13

Shares or Principal Amount			Value
23,000		Prologis Trust	289,800
6,500		SL Green Realty Corp.	295,685
12,691		Simon Property Group, Inc.	913,752
13,000		Taubman Centers, Inc.	411,580
10,599		Vornado Realty Trust	685,543
		TOTAL	7,157,516
		Regional Banks – 0.4%
24,400		Comerica, Inc.	842,044
2,900		Fulton Financial Corp.	26,796
		TOTAL	868,840
		Restaurant – 0.1%
4,500		Darden Restaurants, Inc.	166,320
		Securities Brokerage – 2.6%
35,400		Goldman Sachs Group, Inc.	5,264,688
		Semiconductor Distribution – 0.1%
5,000	[1]	Arrow Electronics, Inc.	131,350
3,600	[1]	Avnet, Inc.	95,184
		TOTAL	226,534
		Semiconductor Manufacturing – 0.2%
2,200	[1]	Cavium Networks, Inc.	47,542
32,200	[1]	Micron Technology, Inc.	280,784
1,500	[1]	NetLogic Microsystems, Inc.	61,440
		TOTAL	389,766
		Semiconductors & Semiconductor Equipment – 0.2%
9,000	[1]	Fairchild Semiconductor International, Inc., Class A	80,820
10,000		Linear Technology Corp.	261,000
		TOTAL	341,820
		Services to Medical Professionals – 2.1%
3,100	[1]	Coventry Health Care, Inc.	70,928
1,200	[1]	HMS Holdings Corp.	54,108
4,000	[1]	Health Net, Inc.	97,040
31,200		Omnicare, Inc.	780,000
41,600		UnitedHealth Group, Inc.	1,372,800
29,300	[1]	Wellpoint, Inc.	1,866,996
		TOTAL	4,241,872
		Soft Drinks – 0.3%
9,500		The Coca-Cola Co.	515,375
Semi-Annual Shareholder Report
14

Shares or Principal Amount			Value
		Software Packaged/Custom – 1.1%
13,300	[1]	Adobe Systems, Inc.	429,590
900	[1]	BMC Software, Inc.	34,776
21,700		CA, Inc.	478,268
1,200	[1]	DST Systems, Inc.	54,396
3,000	[1]	GSI Commerce, Inc.	68,280
4,700		Microsoft Corp.	132,446
6,600	[1]	Oracle Corp.	152,196
12,700	[1]	Red Hat, Inc.	345,694
6,600		Rovi Corporation	190,542
4,700	[1]	Solera Holdings, Inc.	155,617
16,000	[1]	Symantec Corp.	271,200
		TOTAL	2,313,005
		Specialty Retailing – 1.2%
1,700		Advance Auto Parts, Inc.	67,065
57,700		CVS Corp.	1,867,749
9,000	[1]	Cabela's, Inc. Class A	145,080
5,400	[1]	J Crew Group, Inc.	211,734
3,600		Penske Automotive Group, Inc.	50,616
1,300		Staples, Inc.	30,498
		TOTAL	2,372,742
		Technology Hardware & Equipment – 0.3%
11,300		Hewlett-Packard Co.	531,891
		Textiles Apparel & Luxury Goods – 0.0%
1,900		Phillips Van Heusen Corp.	74,651
		Tobacco – 1.1%
7,500	[1]	Lorillard, Inc.	567,750
30,400		Philip Morris International, Inc.	1,383,504
6,226		Universal Corp.	282,598
		TOTAL	2,233,852
		Undesignated Consumer Cyclicals – 1.6%
2,500	[1]	Apollo Group, Inc., Class A	151,475
4,700		DeVRY, Inc.	286,982
1,900		Herbalife Ltd.	73,815
26,200	[1]	ITT Educational Services, Inc.	2,537,994
Semi-Annual Shareholder Report
15

Shares or Principal Amount		Value
1,300	Strayer Education, Inc.	270,114
	TOTAL	3,320,380
	TOTAL COMMON STOCKS (IDENTIFIED COST $115,214,013)	120,322,548
	Asset-Backed Securities – 1.3%
$250,000	Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.744%, 2/10/2051	226,140
1,200,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	1,029,000
1,000,000	Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 9/15/2039	751,727
31,497	CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	22,174
100,000	Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	72,725
150,000	Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	152,919
250,000	Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 3/12/2051	211,653
140,000	Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	136,736
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,033,677)	2,603,074
	Collateralized Mortgage Obligations – 0.8%
2,907	Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.754%, 3/25/2031	2,873
410,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	393,601
10,169	Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	11,274
20,103	Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	22,313
14,232	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	15,047
50,849	Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	54,810
46,542	Federal National Mortgage Association REMIC 1993-113 SB, 7/25/2023	50,082
5,185	Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	5,686
11,680	Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	11,919
1,192	Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	1,193
Semi-Annual Shareholder Report
16

Shares or Principal Amount			Value
$32,154		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	34,681
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	668,310
350,000		Morgan Stanley Capital, Inc. A4, 5.88%, 6/11/2049	318,351
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,572,272)	1,590,140
		Corporate Bonds – 10.7%
		Basic Industry@0018Chemicals – 0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	105,833
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	83,910
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	92,249
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	33,268
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	35,643
70,000		Praxair, Inc., 4.625%, 03/30/2015	75,366
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	79,247
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,161
		TOTAL	535,677
		Basic Industry@0018Metals & Mining – 0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	52,722
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	83,270
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	95,731
60,000		ArcelorMittal USA, Inc., Company Guarantee, 9.750%, 04/01/2014	62,888
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,429
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	165,620
130,000		Barrick Gold Corp., 6.950%, 04/01/2019	149,423
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	48,177
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	92,739
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	94,570
		TOTAL	855,569
		Basic Industry@0018Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	21,633
25,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	28,417
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	48,818
		TOTAL	98,868
		Capital Goods@0018Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	53,797
125,000		Boeing Co., Note, 5.125%, 02/15/2013	136,360
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,817
Semi-Annual Shareholder Report
17

Shares or Principal Amount			Value
$20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,148
		TOTAL	242,122
		Capital Goods@0018Building Materials – 0.1%
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,555
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	57,868
		TOTAL	133,423
		Capital Goods@0018Diversified Manufacturing – 0.5%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	64,650
30,000		Emerson Electric Co., 4.875%, 10/15/2019	31,584
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	108,009
160,000		Harsco Corp., 5.750%, 05/15/2018	160,466
80,000		Hubbell, Inc., 5.950%, 06/01/2018	83,972
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	67,253
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	99,275
140,000		Textron Financial Corp., 5.400%, 04/28/2013	143,851
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	31,950
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,486
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	140,481
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	46,912
		TOTAL	993,889
		Capital Goods@0018Environmental – 0.1%
85,000	[2,3]	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	89,176
25,000		Waste Management, Inc., 7.375%, 03/11/2019	29,150
		TOTAL	118,326
		Capital Goods@0018Packaging – 0.0%
20,000		Pactiv Corp., 6.400%, 01/15/2018	21,393
		Communications@0018Media & Cable – 0.3%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	224,056
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	22,461
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	82,280
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	106,452
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	36,220
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	24,811
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	26,806
		TOTAL	523,086
Semi-Annual Shareholder Report
18

Shares or Principal Amount			Value
		Communications@0018Media Noncable – 0.1%
$75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	90,680
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	88,513
		TOTAL	179,193
		Communications@0018Telecom Wireless – 0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	195,358
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	108,556
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	109,391
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	101,759
60,000		Vodafone Group PLC, 5.350%, 02/27/2012	64,542
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	107,858
		TOTAL	687,464
		Communications@0018Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	132,773
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	42,651
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	102,286
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	66,806
56,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	59,075
		TOTAL	403,591
		Consumer Cyclical@0018Automotive – 0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	104,387
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,948
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	12,516
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	80,185
		TOTAL	281,036
		Consumer Cyclical@0018Entertainment – 0.2%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	106,825
180,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	199,445
		TOTAL	306,270
		Consumer Cyclical@0018Lodging – 0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	96,958
		Consumer Cyclical@0018Retailers – 0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	78,397
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	202,930
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	86,749
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	83,725
Semi-Annual Shareholder Report
19

Shares or Principal Amount			Value
$25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	27,545
100,000		Target Corp., 5.875%, 03/01/2012	109,612
50,000		Target Corp., Note, 5.875%, 07/15/2016	56,140
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,257
		TOTAL	688,355
		Consumer Non-Cyclical@0018Food/Beverage – 0.5%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	115,142
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	110,648
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,931
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	70,786
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,328
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	98,648
135,000		Kellogg Co., 4.250%, 03/06/2013	143,347
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	43,608
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	80,463
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,894
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	96,570
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,888
20,000	[2,3]	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	19,922
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	21,837
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	53,032
		TOTAL	1,008,044
		Consumer Non-Cyclical@0018Health Care – 0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	44,421
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	50,645
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	23,339
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	212,727
50,000	[2,3]	Thermo Fisher Scientific, Inc. , Sr. Note, Series 144A, 2.150%, 12/28/2012	50,321
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,043
		TOTAL	391,496
		Consumer Non-Cyclical@0018Pharmaceuticals – 0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	66,100
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	144,144
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	108,158
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	33,767
Semi-Annual Shareholder Report
20

Shares or Principal Amount			Value
$100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	113,561
		TOTAL	465,730
		Consumer Non-Cyclical@0018Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,145
75,000		Philips Electronics NV, 5.750%, 03/11/2018	81,107
80,000		Whirlpool Corp., 5.500%, 03/01/2013	83,564
		TOTAL	174,816
		Consumer Non-Cyclical@0018Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	44,758
		Consumer Non-Cyclical@0018Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	86,441
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	32,089
		TOTAL	118,530
		Energy@0018Independent – 0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,990
30,000		Devon Financing Corp., 6.875%, 09/30/2011	32,709
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,535
15,000	[2,3]	Petroleos Mexicanos, Note, Series 144A, 6.000%, 03/05/2020	14,926
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	84,137
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	70,187
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	73,870
		TOTAL	362,354
		Energy@0018Integrated – 0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	220,378
		Energy@0018Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	18,978
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	84,700
		TOTAL	103,678
		Energy@0018Refining – 0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	110,026
115,000		Valero Energy Corp., 7.500%, 04/15/2032	118,683
10,000		Valero Energy Corp., 9.375%, 03/15/2019	12,182
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	35,998
		TOTAL	276,889
		Financial Institution@0018Banking – 1.5%
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	284,237
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	101,875
Semi-Annual Shareholder Report
21

Shares or Principal Amount			Value
$130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	150,398
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	57,477
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	156,015
80,000		City National Capital Trust I, Jr. Sub. Note, 9.625%, 02/01/2040	85,949
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,752
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	162,788
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	54,947
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,350
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	80,019
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	161,754
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	181,592
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	73,870
250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 04/01/2014	265,771
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	106,151
90,000		M&T Bank Corp., 5.375%, 05/24/2012	94,288
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	36,627
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	75,358
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	120,028
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,498
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	208,618
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,212
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	207,857
30,000		Wachovia Corp., 5.750%, 02/01/2018	31,720
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	69,845
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	101,298
		TOTAL	2,988,294
		Financial Institution@0018Brokerage – 0.5%
250,000		Blackrock, Inc., 6.250%, 09/15/2017	275,822
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	48,248
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	127,698
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	162,189
75,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	75,060
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	79,332
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	68,135
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,033
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	62,142
Semi-Annual Shareholder Report
22

Shares or Principal Amount			Value
$50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	50,316
		TOTAL	978,975
		Financial Institution@0018Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	105,891
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	78,570
150,000		American Express Credit Corp., 5.875%, 05/02/2013	162,939
100,000		American General Finance Corp., 4.000%, 03/15/2011	93,233
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	120,081
120,000		Capital One Capital IV, 6.745%, 02/17/2037	101,400
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,741
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,484
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	419,729
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	209,675
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	85,250
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	114,000
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	98,125
20,000	[2,3]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	22,637
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,112
		TOTAL	1,688,867
		Financial Institution@0018Insurance@0018Health – 0.2%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	79,210
60,000		CIGNA Corp., 6.350%, 03/15/2018	63,479
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	107,668
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	50,104
		TOTAL	300,461
		Financial Institution@0018Insurance@0018Life – 0.4%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	239,489
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,047
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	41,009
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	101,342
70,000		MetLife, Inc., 6.750%, 06/01/2016	79,954
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	12,472
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	53,941
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	90,474
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	128,012
Semi-Annual Shareholder Report
23

Shares or Principal Amount			Value
$85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	91,934
		TOTAL	848,674
		Financial Institution@0018Insurance@0018P&C – 0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	98,091
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	98,078
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	107,217
75,000		CNA Financial Corp., 6.500%, 08/15/2016	77,088
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	31,509
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,843
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	99,902
25,000	[2,3]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	28,367
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	110,662
		TOTAL	672,757
		Financial Institution@0018REITs – 0.2%
40,000		AMB Property LP, 6.300%, 06/01/2013	41,964
30,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	31,609
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	57,441
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	18,642
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	20,598
75,000		Liberty Property LP, 6.625%, 10/01/2017	76,909
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	104,600
95,000		Simon Property Group LP, 6.125%, 05/30/2018	100,760
35,000		Simon Property Group LP, 6.750%, 05/15/2014	38,793
		TOTAL	491,316
		Oil & Gas – 0.1%
150,000	[2,3]	Petroleos Mexicanos, 4.875%, 3/15/2015	151,225
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	50,331
40,000		BMC Software, Inc., 7.250%, 06/01/2018	44,602
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	67,330
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	225,045
75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	78,539
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	101,177
65,000		Harris Corp., 5.950%, 12/01/2017	70,420
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	120,379
Semi-Annual Shareholder Report
24

Shares or Principal Amount			Value
$100,000		IBM Corp., Deb., 8.375%, 11/01/2019	130,923
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	76,146
150,000		Oracle Corp., 6.500%, 04/15/2038	166,254
		TOTAL	1,131,146
		Transportation@0018Airlines – 0.0%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	80,678
		Transportation@0018Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,505
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	110,151
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	105,974
100,000		Union Pacific Corp., 4.875%, 01/15/2015	106,168
		TOTAL	402,798
		Transportation@0018Services – 0.0%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	98,035
		Utility@0018Electric – 0.9%
150,000		Alabama Power Co., 5.700%, 02/15/2033	155,997
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	85,974
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	97,855
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	114,060
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	108,224
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,801
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,038
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	44,570
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	66,017
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,465
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	108,891
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,313
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	52,372
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	41,924
41,635	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	45,705
15,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	17,643
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	42,703
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	99,468
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	85,941
Semi-Annual Shareholder Report
25

Shares or Principal Amount		Value
$50,000	PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	46,601
100,000	PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	107,154
75,000	PSI Energy, Inc., Bond, 6.050%, 06/15/2016	83,881
50,000	Progress Energy, Inc., 7.050%, 03/15/2019	57,020
90,000	Union Electric Co., 6.000%, 04/01/2018	97,485
80,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	83,451
90,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	98,595
	TOTAL	1,870,148
	Utility@0018Natural Gas Distributor – 0.1%
40,000	Atmos Energy Corp., 5.125%, 01/15/2013	42,456
20,000	Atmos Energy Corp., 8.500%, 03/15/2019	24,896
55,000	Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	61,902
	TOTAL	129,254
	Utility@0018Natural Gas Pipelines – 0.2%
150,000	Consolidated Natural Gas Co., 5.000%, 12/01/2014	159,527
75,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	82,587
40,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	43,655
65,000	Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	79,401
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	96,268
	TOTAL	461,438
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,492,618)	21,625,959
	Government/AgencY – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015 (INDENTIFIED COST $79,936)	84,562
	Government Agencies – 1.9%
$750,000	Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	850,605
2,750,000	Federal National Mortgage Association, 4.375%, 3/15/2013	2,976,962
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,587,980)	3,827,567
	Mortgage-Backed Securities – 0.0%
10,965	Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	11,612
6,609	Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	7,162
Semi-Annual Shareholder Report
26

Shares or Principal Amount			Value
$16,296		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	17,847
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $34,967)	36,621
		MUNICIPAL – 0.0%
		Municipal Services – 0.0%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	72,436
		U.S. Treasury – 0.2%
250,000	[5]	United States Treasury Bill, 0.20%, 7/1/2010	249,901
150,000	[6]	United States Treasury Note, 4.125%, 5/15/2015	162,674
		TOTAL U.S. TREASURY (IDENTIFIED COST $405,831)	412,575
		EXCHANGE-TRADED FUNDS – 9.9%
242,500		iShares MSCI Emerging Market Index Fund	9,278,050
134,000		iShares MSCI EAFE Index Fund	7,032,320
72,000	[1]	PowerShares DB Agriculture Fund	1,821,600
80,000	[1]	PowerShares DB Commodity Index Tracking Fund	1,815,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $15,216,216)	19,947,170
		MUTUAL FUNDS – 14.0%;7
85,774		Emerging Markets Fixed Income Core Fund	2,058,119
1,422,992		Federated Mortgage Core Portfolio	14,457,599
745,533		High Yield Bond Portfolio	4,696,859
7,163,426	[8]	Prime Value Obligations Fund, Institutional Shares, 0.19%	7,163,426
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $27,099,335)	28,376,003
		TOTAL INVESTMENTS — 98.3% (IDENTIFIED COST $186,806,845)[9]	198,898,655
		OTHER ASSETS AND LIABILITIES - NET — 1.7%[10]	3,448,190
		TOTAL NET ASSETS — 100%	$202,346,845
Semi-Annual Shareholder Report
27

  At January 31, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Bond 30-Year Long Futures	11	$1,306,938	March 2010	$(15,321)
[1]United States Treasury Note 5-Year Long Futures	2	$232,922	March 2010	$621
[1]United States Treasury Note 2-Year Short Futures	90	$19,615,781	March 2010	$(59,258)
[1]United States Treasury Note 10-Year Short Futures	8	$945,250	March 2010	$(19,892)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(93,850)
  Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
28

    The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds[1]	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$117,144,693	$ —	$ —	$117,144,693
International	3,177,855	—	—	3,177,855
Debt Securities:
Asset-Backed Securities	—	2,603,074	—	2,603,074
Collateralized Mortgage Obligations	—	1,590,140	—	1,590,140
Corporate Bonds	—	21,625,959	—	21,625,959
Government/Agency	—	84,562	—	84,562
Government Agencies	—	3,827,567	—	3,827,567
Mortgage-Backed Securities	—	36,621	—	36,621
Municipal	—	72,436	—	72,436
U.S. Treasury	—	412,575	—	412,575
Exchange-Traded Funds	19,947,170	—	—	19,947,170
Mutual Funds	28,376,003	—	—	28,376,003
TOTAL SECURITIES	$168,645,721	$30,252,934	$ —	$198,898,655
OTHER FINANCIAL INSTRUMENTS[2]	$(93,850)	$ —	$ —	$(93,850)
1	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the Financial Statements). EMCORE invests primarily in emerging markets fixed-income securities.
2	Other financial instruments include futures contracts.
    The following acronyms are used throughout this portfolio:
GO	— General Obligation
MTN	— Medium Term Note
REITs	— Real Estate Investments Trusts
REMIC	— Real Estate Mortgage Investment Conduit
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  29

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $28,376,003 of investments in affiliated issuers (Note 5) (identified cost $186,806,845)		$198,898,655
Income receivable		437,661
Receivable for investments sold		7,730,781
Receivable for shares sold		157,062
TOTAL ASSETS		207,224,159
Liabilities:
Payable for investments purchased	$2,391,486
Payable for shares redeemed	297,143
Bank overdraft	1,922,640
Payable for daily variation margin	12,703
Payable for Directors'/Trustees' fees	389
Payable for distribution services fee (Note 5)	36,254
Payable for shareholder services fee (Note 5)	70,200
Accrued expenses	146,499
TOTAL LIABILITIES		4,877,314
Net assets for 18,978,040 shares outstanding		$202,346,845
Net Assets Consist of:
Paid-in capital		$274,036,698
Net unrealized appreciation of investments and futures contracts		11,997,960
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(83,815,861)
Undistributed net investment income		128,048
TOTAL NET ASSETS		$202,346,845
  Semi-Annual Shareholder Report
  30

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($51,315,888 ÷ 4,789,830 shares outstanding), no par value, unlimited shares authorized	$10.71
Offering price per share	$10.71
Redemption proceeds per share	$10.71
Class A Shares:
Net asset value per share ($96,294,657 ÷ 9,011,134 shares outstanding), no par value, unlimited shares authorized	$10.69
Offering price per share (100/94.50 of $10.69)	$11.31
Redemption proceeds per share	$10.69
Class C Shares:
Net asset value per share ($54,163,596 ÷ 5,123,456 shares outstanding), no par value, unlimited shares authorized	$10.57
Offering price per share	$10.57
Redemption proceeds per share (99.00/100 of $10.57)	$10.46
Class K Shares:
Net asset value per share ($572,704 ÷ 53,620 shares outstanding), no par value, unlimited shares authorized	$10.68
Offering price per share	$10.68
Redemption proceeds per share	$10.68
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  31

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $609,225 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $23)		$2,081,797
Interest		847,462
Investment income allocated from affiliated partnership (Note 5)		72,058
TOTAL INCOME		3,001,317
Expenses:
Investment adviser fee (Note 5)	$811,831
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	23,876
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	29,588
Transfer and dividend disbursing agent fees and expenses — Class A Shares	89,089
Transfer and dividend disbursing agent fees and expenses — Class C Shares	35,668
Transfer and dividend disbursing agent fees and expenses — Class K Shares	1,065
Directors'/Trustees' fees	664
Auditing fees	13,364
Legal fees	4,941
Portfolio accounting fees	64,657
Distribution services fee — Class C Shares (Note 5)	213,913
Distribution services fee — Class K Shares (Note 5)	1,507
Shareholder services fee — Class A Shares (Note 5)	113,302
Shareholder services fee — Class C Shares (Note 5)	37,626
Account administration fee — Class A Shares	8,738
Account administration fee — Class C Shares	33,176
Share registration costs	28,083
Printing and postage	44,624
Insurance premiums	2,534
Miscellaneous	5,294
TOTAL EXPENSES	1,699,649
  Semi-Annual Shareholder Report
  32

  Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(192,882)
Waiver of administrative personnel and services fee	(26,643)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares	(19,740)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(2,857)
TOTAL WAIVERS AND REIMBURSEMENTS		$(242,122)
Net expenses			$1,457,527
Net investment income			1,543,790
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $40,206 on sales of investments in affiliated issuers)			13,769,391
Net realized loss on futures contracts			(177,685)
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership			9,781
Net change in unrealized appreciation of investments			(724,312)
Net change in unrealized appreciation of futures contracts			(150,337)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			12,726,838
Change in net assets resulting from operations			$14,270,628
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  33

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,543,790	$4,254,202
Net realized gain (loss) on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	13,601,487	(78,984,016)
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(874,649)	20,399,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,270,628	(54,329,863)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(983,693)	(1,595,326)
Class A Shares	(1,641,566)	(3,103,691)
Class C Shares	(499,917)	(1,038,914)
Class K Shares	(6,715)	(16,435)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,131,891)	(5,754,366)
Share Transactions:
Proceeds from sale of shares	10,051,242	36,439,359
Net asset value of shares issued to shareholders in payment of distributions declared	2,868,159	5,307,208
Cost of shares redeemed	(33,685,564)	(77,834,821)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,766,163)	(36,088,254)
Change in net assets	(9,627,426)	(96,172,483)
Net Assets:
Beginning of period	211,974,271	308,146,754
End of period (including undistributed net investment income of $128,048 and $1,716,149, respectively)	$202,346,845	$211,974,271
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  34

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is the possibility of long-term growth of capital and income.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
  35

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Semi-Annual Shareholder Report
  36

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization/Paydown Gains and Losses

  All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Semi-Annual Shareholder Report
  37

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Swap Contracts

  Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

  The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

  The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

  Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

  At January 31, 2010, the Fund had no outstanding swap contracts.

  Semi-Annual Shareholder Report
  38

  Futures Contracts

  The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net-realized, foreign-exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Semi-Annual Shareholder Report
  39

  Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$93,850*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

  The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(177,685)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(150,337)

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,013	$1,291,016	253,113	$2,403,458
Shares issued to shareholders in payment of distributions declared	83,630	927,457	165,816	1,561,986
Shares redeemed	(327,977)	(3,593,712)	(1,230,295)	(11,711,678)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(123,334)	$(1,375,239)	(811,366)	$(7,746,234)
  Semi-Annual Shareholder Report
  40

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	693,991	$7,498,194	2,918,354	$28,708,761
Shares issued to shareholders in payment of distributions declared	131,800	1,459,023	293,825	2,761,954
Shares redeemed	(2,199,097)	(23,847,768)	(5,097,439)	(49,072,166)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,373,306)	$(14,890,551)	(1,885,260)	$(17,601,451)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	116,201	$1,239,175	494,156	$4,859,370
Shares issued to shareholders in payment of distributions declared	43,376	474,964	103,849	966,833
Shares redeemed	(577,791)	(6,158,742)	(1,726,728)	(16,655,018)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(418,214)	$(4,444,603)	(1,128,723)	$(10,828,815)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	2,113	$22,857	40,414	$467,770
Shares issued to shareholders in payment of distributions declared	607	6,715	1,748	16,435
Shares redeemed	(7,962)	(85,342)	(39,852)	(395,959)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(5,242)	$(55,770)	2,310	$88,246
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,920,096)	$(20,766,163)	(3,823,039)	$(36,088,254)

  4. FEDERAL TAX INFORMATION

  At January 31, 2010, the cost of investments for federal tax purposes was $186,805,401. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $12,093,254. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,295,152 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,201,898.

  Semi-Annual Shareholder Report
  41

  At July 31, 2009, the Fund had a capital loss carryforward of $47,465,911 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$49,998
2017	$47,415,913

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $188,820 of its fee. In addition, for the six months ended January 31, 2010, an affiliate of the Adviser voluntarily reimbursed $22,597 of transfer and dividend disbursing agent fees and expenses.

  Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2010, the Sub-Adviser earned a fee of $73,545.

  Semi-Annual Shareholder Report
  42

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the net fee paid to FAS was 0.101% of average daily net assets of the Fund. FAS waived $26,643 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $8,735 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

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  43

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $3,492 in sales charges from the sale of Class A Shares. FSC also retained $410 of CDSC relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79% (the “Fee Limit”), respectively, through the later of (the “Termination Date”):
  (a) September 30, 2010, or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Trustees.

  General

  Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

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  44

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $4,062. Transactions with the affiliated companies during the six months ended January 31, 2010 were as follows:

Affiliates	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	69,216	25,897	9,339	85,774	$2,058,119	$72,058
Federated Mortgage Core Portfolio	1,560,524	235,815	373,347	1,422,992	$14,457,599	$382,422
High Yield Bond Portfolio	923,286	35,411	213,164	745,533	$4,696,859	$215,963
Prime Value Obligations Fund, Institutional Shares	8,638,989	43,992,325	45,467,888	7,163,426	$7,163,426	$10,840
TOTAL OF AFFILIATED TRANSACTIONS	11,192,015	44,289,448	46,063,738	9,417,725	$28,376,003	$681,283

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by FIMCO, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

  Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its Semi-Annual Shareholder Report
  45

  proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's Web site or upon request from the Fund.

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$155,848,201
Sales	$173,586,828

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Semi-Annual Shareholder Report
  46

  Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  47

  Evaluation and Approval of Advisory Contract - May 2009

  Federated MDT Balanced Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  48

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  49

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

  For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period and the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report
  50

  (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the Semi-Annual Shareholder Report
  51

  reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  52

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  53

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  54

  Federated MDT Balanced Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31421R825

  36357 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated MDT Large Cap Growth Fund

  Established 2005

  A Portfolio of Federated MDT Series

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Class A Shares
  Class B Shares
  Class C Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS

  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.60	$10.23	$12.12	$10.17	$10.00
Income From Investment Operations:
Net investment income (loss)	0.00[3,4]	0.00[3,4]	(0.06)[4]	(0.14)[4]	(0.10)[4]
Net realized and unrealized gain (loss) on investments	0.73	(2.63)	(0.48)	2.20	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.73	(2.63)	(0.54)	2.06	0.17
Less Distributions:
Distributions from net realized gain on investments	—	—	(1.35)	(0.11)	—
Net Asset Value, End of Period	$8.33	$7.60	$10.23	$12.12	$10.17
Total Return[5]	9.61%	(25.71)%	(5.76)%	20.38%	1.70%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.50%	1.50%	1.50%	2.01%[6]
Net investment income (loss)	0.02%[6]	0.04%	(0.49)%	(1.14)%	(0.93)%[6]
Expense waiver/reimbursement[7]	0.49%[6]	0.52%	0.14%	2.30%	20.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$70,589	$68,963	$102,600	$88,826	$183
Portfolio turnover	131%	380%	320%	630%	237%
1	MDT Large Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Represents less than $0.01.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Financial Highlights - Class B Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,		Period Ended 7/31/2007[1]
		2009	2008
Net Asset Value, Beginning of Period	$7.53	$10.21	$12.18	$11.48
Income From Investment Operations:
Net investment income (loss)	(0.03)[2]	(0.05)[2]	(0.14)[2]	(0.08)[2]
Net realized and unrealized gain (loss) on investments	0.72	(2.63)	(0.48)	0.78
TOTAL FROM INVESTMENT OPERATIONS	0.69	(2.68)	(0.62)	0.70
Less Distributions:
Distributions from net realized gain on investments	—	—	(1.35)	—
Net Asset Value, End of Period	$8.22	$7.53	$10.21	$12.18
Total Return[3]	9.16%	(26.25)%	(6.43)%	6.10%
Ratios to Average Net Assets:
Net expenses	2.25%[4]	2.25%	2.25%	2.24%[4]
Net investment income (loss)	(0.74)%[4]	(0.72)%	(1.22)%	(1.95)%[4]
Expense waiver/reimbursement[5]	0.49%[4]	0.52%	0.14%	0.54%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,527	$8,532	$22,138	$46,933
Portfolio turnover	131%	380%	320%	630%[6]
1	Reflects operations for the period from March 29, 2007 (date of initial investment) to July 31, 2007.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  2

  Financial Highlights - Class C Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.37	$9.99	$11.94	$10.10	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.05)[3]	(0.13)[3]	(0.22)[3]	(0.19)[3]
Net realized and unrealized gain (loss) on investments	0.71	(2.57)	(0.47)	2.17	0.29
TOTAL FROM INVESTMENT OPERATIONS	0.67	(2.62)	(0.60)	1.95	0.10
Less Distributions:
Distributions from net realized gain on investments	—	—	(1.35)	(0.11)	—
Net Asset Value, End of Period	$8.04	$7.37	$9.99	$11.94	$10.10
Total Return[4]	9.09%	(26.23)%	(6.39)%	19.42%	1.00%
Ratios to Average Net Assets:
Net expenses	2.25%[5]	2.25%	2.22%	2.25%	2.76%[5]
Net investment income (loss)	(0.73)%[5]	(0.71)%	(1.21)%	(1.83)%	(1.68)%[5]
Expense waiver/reimbursement[6]	0.49%[5]	0.52%	0.14%	5.64%	20.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,074	$7,333	$14,895	$14,388	$147
Portfolio turnover	131%	380%	320%	630%	237%
1	MDT Large Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  3

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  4

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,096.10	$7.92
Class B Shares	$1,000	$1,091.60	$11.86
Class C Shares	$1,000	$1,090.90	$11.86
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class B Shares	$1,000	$1,013.86	$11.42
Class C Shares	$1,000	$1,013.86	$11.42
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
  Semi-Annual Shareholder Report

  5

  Portfolio of Investments Summary Table (unaudited)

  At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	9.9%
Soft Drinks	8.1%
Internet Services	7.5%
Multi-Industry Capital Goods	7.1%
Health Care Providers & Services	6.3%
Financial Services	5.8%
Tobacco	4.8%
Ethical Drugs	4.7%
Biotechnology	4.7%
Computers — High End	4.7%
Computers — Midrange	4.4%
Undesignated Consumer Cyclicals	3.1%
Medical Technology	2.7%
Pollution Control	2.5%
Specialty Retailing	1.9%
Metal Containers	1.9%
Semiconductors & Semiconductor Equipment	1.8%
Air Freight & Logistics	1.7%
Pharmaceuticals	1.5%
Miscellaneous Components	1.4%
Crude Oil & Gas Production	1.3%
Defense Aerospace	1.2%
Personal Products	1.2%
Other[2]	8.3%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities — Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  6

  Portfolio of Investments

  January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.5%
		Aerospace & Defense – 0.3%
4,856		Raytheon Co.	254,600
		Agricultural Chemicals – 0.2%
4,221		Scotts Co.	167,574
		Air Freight & Logistics – 1.7%
26,710		United Parcel Service, Inc.	1,543,037
		Auto Original Equipment Manufacturers – 0.4%
12,626		Johnson Controls, Inc.	351,382
		Beverages – 0.1%
1,979		Brown-Forman Corp., Class B	101,562
		Biotechnology – 4.7%
82,664	[1]	Gilead Sciences, Inc.	3,990,191
2,165	[1]	Hospira, Inc.	109,636
2,580	[1]	Waters Corp.	147,008
		TOTAL	4,246,835
		Cable TV – 0.0%
1,159	[1]	DIRECTV Group, Inc., Class A	35,176
		Capital Markets – 0.2%
5,661		Eaton Vance Corp.	163,093
		Commodity Chemicals – 0.2%
7,398		Celanese Corp.	215,282
		Communications Equipment – 0.5%
10,805		Harris Corp.	463,751
		Computers@0018High End – 4.7%
34,429		IBM Corp.	4,213,765
		Computers@0018Low End – 0.2%
10,220	[1]	Dell, Inc.	131,838
		Computers@0018Midrange – 4.4%
84,144		Hewlett-Packard Co.	3,960,658
		Construction Machinery – 0.4%
7,515		Joy Global, Inc.	343,736
		Contracting – 0.5%
9,446	[1]	IHS, Inc., Class A	485,902
		Cosmetics & Toiletries – 0.3%
4,705		Estee Lauder Cos., Inc., Class A	247,107
  Semi-Annual Shareholder Report
  7

Shares			Value
		Crude Oil & Gas Production – 1.3%
8,363	[1]	EXCO Resources, Inc.	146,687
21,263	[1]	Ultra Petroleum Corp.	976,822
		TOTAL	1,123,509
		Defense Aerospace – 1.2%
13,675		General Dynamics Corp.	914,174
2,739		Lockheed Martin Corp.	204,110
		TOTAL	1,118,284
		Electrical Equipment – 0.7%
15,759		Emerson Electric Co.	654,629
		Ethical Drugs – 4.7%
37,472		Abbott Laboratories	1,983,768
33,967		Johnson & Johnson	2,135,165
4,196	[1]	Valeant Pharmaceuticals International	140,440
		TOTAL	4,259,373
		Financial Services – 5.8%
10,473		Equifax, Inc.	335,136
18,034		Lazard Ltd., Class A	695,030
16,034	[1]	MSCI, Inc., Class A	473,965
14,722		Mastercard, Inc.	3,679,028
		TOTAL	5,183,159
		Health Care Providers & Services – 6.3%
19,735	[1]	Express Scripts, Inc., Class A	1,654,977
64,846	[1]	Medco Health Solutions, Inc.	3,986,732
		TOTAL	5,641,709
		Home Health Care – 0.5%
13,124	[1]	Lincare Holdings, Inc.	483,226
		Home Products – 0.3%
4,716		Church and Dwight, Inc.	284,328
		Hotels – 0.6%
5,599		Marriott International, Inc., Class A	146,862
17,597		Wyndham Worldwide Corp.	369,361
		TOTAL	516,223
		Industrial Machinery – 0.6%
12,097		Dover Corp.	518,719
		Internet Services – 7.5%
29,558	[1]	Amazon.com, Inc.	3,706,869
10,645	[1]	NetFlix, Inc.	662,651
  Semi-Annual Shareholder Report
  8

Shares			Value
12,345	[1]	Priceline.com, Inc.	2,411,596
		TOTAL	6,781,116
		Life Sciences Tools & Services – 0.3%
2,509	[1]	Mettler-Toledo International, Inc.	244,552
		Magazine Publishing – 0.2%
5,053		McGraw-Hill Cos., Inc.	179,129
		Medical Supplies – 0.3%
8,290		AmerisourceBergen Corp.	225,985
		Medical Technology – 2.7%
2,287		Beckman Coulter, Inc.	149,501
5,100	[1]	IDEXX Laboratories, Inc.	267,699
3,708	[1]	Intuitive Surgical, Inc.	1,216,447
17,947		Medtronic, Inc.	769,747
		TOTAL	2,403,394
		Metal Containers – 1.9%
33,103		Ball Corp.	1,681,301
		Metals & Mining – 0.2%
2,986		Walter Industries, Inc.	193,851
		Miscellaneous Components – 1.4%
32,229		Amphenol Corp., Class A	1,284,003
		Multi-Industry Capital Goods – 7.1%
28,062		3M Co.	2,258,710
61,708		United Technologies Corp.	4,164,056
		TOTAL	6,422,766
		Personal Products – 1.2%
5,862		Avon Products, Inc.	176,681
15,640		Kimberly-Clark Corp.	928,859
		TOTAL	1,105,540
		Pharmaceuticals – 1.5%
22,698		Allergan, Inc.	1,305,135
		Pollution Control – 2.5%
31,365		Danaher Corp.	2,237,893
1,682	[1]	Waste Connections, Inc.	54,110
		TOTAL	2,292,003
		Restaurant – 0.8%
20,211		Yum! Brands, Inc.	691,418
		Semiconductors & Semiconductor Equipment – 1.8%
50,584		Linear Technology Corp.	1,320,242
  Semi-Annual Shareholder Report
  9

Shares			Value
22,230		National Semiconductor Corp.	294,770
		TOTAL	1,615,012
		Soft Drinks – 8.1%
17,712		Coca-Cola Enterprises, Inc.	357,605
55,730		PepsiCo, Inc.	3,322,623
65,827		The Coca-Cola Co.	3,571,115
		TOTAL	7,251,343
		Software Packaged/Custom – 9.9%
47,582	[1]	Adobe Systems, Inc.	1,536,899
20,928	[1]	BMC Software, Inc.	808,658
3,336		CA, Inc.	73,525
75,022		Microsoft Corp.	2,114,120
155,065	[1]	Oracle Corp.	3,575,799
16,514	[1]	Red Hat, Inc.	449,511
8,481	[1]	VMware, Inc., Class A	385,122
		TOTAL	8,943,634
		Specialty Retailing – 1.9%
2,596	[1]	AutoZone, Inc.	402,458
15,364		Limited Brands, Inc.	292,223
10,610		Penske Automotive Group, Inc.	149,177
36,300		Staples, Inc.	851,598
		TOTAL	1,695,456
		Textiles Apparel & Luxury Goods – 0.5%
11,095		Phillips Van Heusen Corp.	435,923
		Tobacco – 4.8%
6,583		Lorillard, Inc.	498,333
84,925		Philip Morris International, Inc.	3,864,937
		TOTAL	4,363,270
		Undesignated Consumer Cyclicals – 3.1%
7,941		DeVRY, Inc.	484,877
9,366		Herbalife Ltd.	363,869
12,973	[1]	ITT Educational Services, Inc.	1,256,695
3,452		Strayer Education, Inc.	717,257
		TOTAL	2,822,698
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,506,975)	88,645,986
  Semi-Annual Shareholder Report
  10

Shares			Value
		MUTUAL FUND – 1.7%
1,527,468	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	1,527,468
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $84,034,443)[4]	90,173,454
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(135,660)
		TOTAL NET ASSETS — 100%	$90,037,794
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,527,468 of investments in an affiliated issuer (Note 5) (identified cost $84,034,443)		$90,173,454
Income receivable		35,673
Receivable for investments sold		557,073
Receivable for shares sold		99,456
TOTAL ASSETS		90,865,656
Liabilities:
Payable for investments purchased	$554,495
Payable for shares redeemed	82,743
Payable for transfer and dividend disbursing agent fees and expenses	89,340
Payable for Directors'/Trustees' fees	273
Payable for distribution services fee (Note 5)	10,428
Payable for shareholder services fee (Note 5)	43,910
Payable for share registration costs	14,172
Accrued expenses	32,501
TOTAL LIABILITIES		827,862
Net assets for 10,843,509 shares outstanding		$90,037,794
Net Assets Consist of:
Paid-in capital		$147,444,549
Net unrealized appreciation of investments		6,139,011
Accumulated net realized loss on investments		(63,499,129)
Accumulated net invesment income (loss)		(46,637)
TOTAL NET ASSETS		$90,037,794
  Semi-Annual Shareholder Report
  12

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,848,110 ÷ 455,667 shares outstanding), no par value, unlimited shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share	$8.45
Class A Shares:
Net asset value per share ($70,588,795 ÷ 8,471,161 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share (100/94.50 of $8.33)	$8.81
Redemption proceeds per share	$8.33
Class B Shares:
Net asset value per share ($8,526,993 ÷ 1,037,221 shares outstanding), no par value, unlimited shares authorized	$8.22
Offering price per share	$8.22
Redemption proceeds per share (94.50/100 of $8.22)	$7.77
Class C Shares:
Net asset value per share ($7,073,896 ÷ 879,460 shares outstanding), no par value, unlimited shares authorized	$8.04
Offering price per share	$8.04
Redemption proceeds per share (99.00/100 of $8.04)	$7.96
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  13

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $2,269 received from an affiliated issuer (Note 5))			$698,939
Interest			3,406
TOTAL INCOME			702,345
Expenses:
Investment adviser fee (Note 5)		$346,984
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		8,748
Transfer and dividend disbursing agent fees and expenses		195,498
Directors'/Trustees' fees		387
Auditing fees		11,342
Legal fees		3,008
Portfolio accounting fees		39,485
Distribution services fee — Class B Shares (Note 5)		33,202
Distribution services fee — Class C Shares (Note 5)		27,954
Shareholder services fee — Class A Shares (Note 5)		85,720
Shareholder services fee — Class B Shares (Note 5)		11,067
Shareholder services fee — Class C Shares (Note 5)		9,318
Account administration fee — Class A Shares		3,353
Share registration costs		28,268
Printing and postage		30,034
Insurance premiums		2,340
Miscellaneous		3,173
TOTAL EXPENSES		975,991
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(199,746)
Waiver of administrative personnel and services fee	(27,263)
TOTAL WAIVERS AND REIMBURSEMENT		(227,009)
Net expenses			748,982
Net investment income (loss)			(46,637)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			11,783,472
Net change in unrealized appreciation of investments			(3,439,931)
Net realized and unrealized gain on investments			8,343,541
Change in net assets resulting from operations			$8,296,904
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  14

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(46,637)	$(105,510)
Net realized gain (loss) on investments	11,783,472	(42,781,838)
Net change in unrealized appreciation/depreciation of investments	(3,439,931)	3,649,160
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,296,904	(39,238,188)
Share Transactions:
Proceeds from sale of shares	14,377,371	27,010,203
Cost of shares redeemed	(22,234,193)	(44,087,682)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,856,822)	(17,077,479)
Change in net assets	440,082	(56,315,667)
Net Assets:
Beginning of period	89,597,712	145,913,379
End of period (including accumulated net investment income (loss) of $(46,637) and $0, respectively)	$90,037,794	$89,597,712
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  15

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
  16

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Semi-Annual Shareholder Report
  17

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Semi-Annual Shareholder Report
  18

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	90,618	$775,642	483,659	$3,711,106
Shares redeemed	(254,541)	(2,087,367)	(471,901)	(3,239,715)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(163,923)	$(1,311,725)	11,758	$471,391
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,456,808	$11,920,150	3,026,777	$21,351,688
Shares redeemed	(2,054,964)	(16,793,491)	(3,985,294)	(27,833,107)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(598,156)	$(4,873,341)	(958,517)	$(6,481,419)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	149,571	$1,212,736	129,934	$919,642
Shares redeemed	(245,676)	(1,975,414)	(1,165,518)	(8,608,170)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(96,105)	$(762,678)	(1,035,584)	$(7,688,528)
  Semi-Annual Shareholder Report
  19

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	58,552	$468,843	148,843	$1,027,767
Shares redeemed	(174,399)	(1,377,921)	(644,873)	(4,406,690)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(115,847)	$(909,078)	(496,030)	$(3,378,923)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(974,031)	$(7,856,822)	(2,478,373)	$(17,077,479)

  4. FEDERAL TAX INFORMATION

  At January 31, 2010, the cost of investments for federal tax purposes was $84,034,443. The net unrealized appreciation of investments for federal tax purposes was $6,139,011. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,517,561 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,378,550.

  At July 31, 2009, the Fund had a capital loss carryforward of $57,272,769 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$21,688,057
2016	$183,375
2017	$35,401,337

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $198,783 of its fee.

  Semi-Annual Shareholder Report
  20

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $27,263 of its fee. The net fee paid to FAS was 0.235% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $2,508 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $633 in sales charges from the sale of Class A Shares.

  Semi-Annual Shareholder Report
  21

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,508 of Service Fees for the six months ended January 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $915 of fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS, FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Semi-Annual Shareholder Report
  22

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $963. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliates	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,918,964	8,780,550	9,172,046	1,527,468	$1,527,468	$2,269

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$116,681,567
Sales	$123,914,365

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General Semi-Annual Shareholder Report
  23

  (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  24

  Evaluation and Approval of Advisory Contract - May 2009

  Federated MDT Large Cap Growth Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  25

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  26

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

  For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  Semi-Annual Shareholder Report
  27

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  Semi-Annual Shareholder Report
  28

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  29

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  30

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  31

  Federated MDT Large Cap Growth Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31421R700
  Cusip 31421R684
  Cusip 31421R809

  36353 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated MDT Large Cap Growth Fund

  A Portfolio of Federated MDT Series

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Institutional Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.70	$10.33	$12.20	$10.20	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01[3]	0.02[3]	(0.03)[3]	(0.03)[3]	(0.07)[3]
Net realized and unrealized gain (loss) on investments	0.74	(2.65)	(0.49)	2.14	0.27
TOTAL FROM INVESTMENT OPERATIONS	0.75	(2.63)	(0.52)	2.11	0.20
Less Distributions:
Distributions from net realized gain on investments	—	—	(1.35)	(0.11)	—
Net Asset Value, End of Period	$8.45	$7.70	$10.33	$12.20	$10.20
Total Return[4]	9.74%	(25.46)%	(5.55)%	20.81%	2.00%
Ratios to Average Net Assets:
Net expenses	1.25%[5]	1.25%	1.25%	1.25%	1.76%[5]
Net investment income (loss)	0.28%[5]	0.28%	(0.28)%	(0.29)%	(0.68)%[5]
Expense waiver/reimbursement[6]	0.49%[5]	0.52%	0.14%	19.41%	20.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,848	$4,769	$6,280	$1,798	$305
Portfolio turnover	131%	380%	320%	630%	237%
1	MDT Large Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Large Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the Successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,097.40	$6.61
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Table (unaudited)

  At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	9.9%
Soft Drinks	8.1%
Internet Services	7.5%
Multi-Industry Capital Goods	7.1%
Health Care Providers & Services	6.3%
Financial Services	5.8%
Tobacco	4.8%
Ethical Drugs	4.7%
Biotechnology	4.7%
Computers — High End	4.7%
Computers — Midrange	4.4%
Undesignated Consumer Cyclicals	3.1%
Medical Technology	2.7%
Pollution Control	2.5%
Specialty Retailing	1.9%
Metal Containers	1.9%
Semiconductors & Semiconductor Equipment	1.8%
Air Freight & Logistics	1.7%
Pharmaceuticals	1.5%
Miscellaneous Components	1.4%
Crude Oil & Gas Production	1.3%
Defense Aerospace	1.2%
Personal Products	1.2%
Other[2]	8.3%
Cash Equivalents[3]	1.7%
Other Assets and Liabilities — Net[4]	(0.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.5%
		Aerospace & Defense – 0.3%
4,856		Raytheon Co.	254,600
		Agricultural Chemicals – 0.2%
4,221		Scotts Co.	167,574
		Air Freight & Logistics – 1.7%
26,710		United Parcel Service, Inc.	1,543,037
		Auto Original Equipment Manufacturers – 0.4%
12,626		Johnson Controls, Inc.	351,382
		Beverages – 0.1%
1,979		Brown-Forman Corp., Class B	101,562
		Biotechnology – 4.7%
82,664	[1]	Gilead Sciences, Inc.	3,990,191
2,165	[1]	Hospira, Inc.	109,636
2,580	[1]	Waters Corp.	147,008
		TOTAL	4,246,835
		Cable TV – 0.0%
1,159	[1]	DIRECTV Group, Inc., Class A	35,176
		Capital Markets – 0.2%
5,661		Eaton Vance Corp.	163,093
		Commodity Chemicals – 0.2%
7,398		Celanese Corp.	215,282
		Communications Equipment – 0.5%
10,805		Harris Corp.	463,751
		Computers@0018High End – 4.7%
34,429		IBM Corp.	4,213,765
		Computers@0018Low End – 0.2%
10,220	[1]	Dell, Inc.	131,838
		Computers@0018Midrange – 4.4%
84,144		Hewlett-Packard Co.	3,960,658
		Construction Machinery – 0.4%
7,515		Joy Global, Inc.	343,736
		Contracting – 0.5%
9,446	[1]	IHS, Inc., Class A	485,902
		Cosmetics & Toiletries – 0.3%
4,705		Estee Lauder Cos., Inc., Class A	247,107
  Semi-Annual Shareholder Report
  5

Shares			Value
		Crude Oil & Gas Production – 1.3%
8,363	[1]	EXCO Resources, Inc.	146,687
21,263	[1]	Ultra Petroleum Corp.	976,822
		TOTAL	1,123,509
		Defense Aerospace – 1.2%
13,675		General Dynamics Corp.	914,174
2,739		Lockheed Martin Corp.	204,110
		TOTAL	1,118,284
		Electrical Equipment – 0.7%
15,759		Emerson Electric Co.	654,629
		Ethical Drugs – 4.7%
37,472		Abbott Laboratories	1,983,768
33,967		Johnson & Johnson	2,135,165
4,196	[1]	Valeant Pharmaceuticals International	140,440
		TOTAL	4,259,373
		Financial Services – 5.8%
10,473		Equifax, Inc.	335,136
18,034		Lazard Ltd., Class A	695,030
16,034	[1]	MSCI, Inc., Class A	473,965
14,722		Mastercard, Inc.	3,679,028
		TOTAL	5,183,159
		Health Care Providers & Services – 6.3%
19,735	[1]	Express Scripts, Inc., Class A	1,654,977
64,846	[1]	Medco Health Solutions, Inc.	3,986,732
		TOTAL	5,641,709
		Home Health Care – 0.5%
13,124	[1]	Lincare Holdings, Inc.	483,226
		Home Products – 0.3%
4,716		Church and Dwight, Inc.	284,328
		Hotels – 0.6%
5,599		Marriott International, Inc., Class A	146,862
17,597		Wyndham Worldwide Corp.	369,361
		TOTAL	516,223
		Industrial Machinery – 0.6%
12,097		Dover Corp.	518,719
		Internet Services – 7.5%
29,558	[1]	Amazon.com, Inc.	3,706,869
10,645	[1]	NetFlix, Inc.	662,651
  Semi-Annual Shareholder Report
  6

Shares			Value
12,345	[1]	Priceline.com, Inc.	2,411,596
		TOTAL	6,781,116
		Life Sciences Tools & Services – 0.3%
2,509	[1]	Mettler-Toledo International, Inc.	244,552
		Magazine Publishing – 0.2%
5,053		McGraw-Hill Cos., Inc.	179,129
		Medical Supplies – 0.3%
8,290		AmerisourceBergen Corp.	225,985
		Medical Technology – 2.7%
2,287		Beckman Coulter, Inc.	149,501
5,100	[1]	IDEXX Laboratories, Inc.	267,699
3,708	[1]	Intuitive Surgical, Inc.	1,216,447
17,947		Medtronic, Inc.	769,747
		TOTAL	2,403,394
		Metal Containers – 1.9%
33,103		Ball Corp.	1,681,301
		Metals & Mining – 0.2%
2,986		Walter Industries, Inc.	193,851
		Miscellaneous Components – 1.4%
32,229		Amphenol Corp., Class A	1,284,003
		Multi-Industry Capital Goods – 7.1%
28,062		3M Co.	2,258,710
61,708		United Technologies Corp.	4,164,056
		TOTAL	6,422,766
		Personal Products – 1.2%
5,862		Avon Products, Inc.	176,681
15,640		Kimberly-Clark Corp.	928,859
		TOTAL	1,105,540
		Pharmaceuticals – 1.5%
22,698		Allergan, Inc.	1,305,135
		Pollution Control – 2.5%
31,365		Danaher Corp.	2,237,893
1,682	[1]	Waste Connections, Inc.	54,110
		TOTAL	2,292,003
		Restaurant – 0.8%
20,211		Yum! Brands, Inc.	691,418
		Semiconductors & Semiconductor Equipment – 1.8%
50,584		Linear Technology Corp.	1,320,242
  Semi-Annual Shareholder Report
  7

Shares			Value
22,230		National Semiconductor Corp.	294,770
		TOTAL	1,615,012
		Soft Drinks – 8.1%
17,712		Coca-Cola Enterprises, Inc.	357,605
55,730		PepsiCo, Inc.	3,322,623
65,827		The Coca-Cola Co.	3,571,115
		TOTAL	7,251,343
		Software Packaged/Custom – 9.9%
47,582	[1]	Adobe Systems, Inc.	1,536,899
20,928	[1]	BMC Software, Inc.	808,658
3,336		CA, Inc.	73,525
75,022		Microsoft Corp.	2,114,120
155,065	[1]	Oracle Corp.	3,575,799
16,514	[1]	Red Hat, Inc.	449,511
8,481	[1]	VMware, Inc., Class A	385,122
		TOTAL	8,943,634
		Specialty Retailing – 1.9%
2,596	[1]	AutoZone, Inc.	402,458
15,364		Limited Brands, Inc.	292,223
10,610		Penske Automotive Group, Inc.	149,177
36,300		Staples, Inc.	851,598
		TOTAL	1,695,456
		Textiles Apparel & Luxury Goods – 0.5%
11,095		Phillips Van Heusen Corp.	435,923
		Tobacco – 4.8%
6,583		Lorillard, Inc.	498,333
84,925		Philip Morris International, Inc.	3,864,937
		TOTAL	4,363,270
		Undesignated Consumer Cyclicals – 3.1%
7,941		DeVRY, Inc.	484,877
9,366		Herbalife Ltd.	363,869
12,973	[1]	ITT Educational Services, Inc.	1,256,695
3,452		Strayer Education, Inc.	717,257
		TOTAL	2,822,698
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,506,975)	88,645,986
  Semi-Annual Shareholder Report
  8

Shares			Value
		MUTUAL FUND – 1.7%
1,527,468	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	1,527,468
		TOTAL INVESTMENTS — 100.2% (IDENTIFIED COST $84,034,443)[4]	90,173,454
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(135,660)
		TOTAL NET ASSETS — 100%	$90,037,794
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  9

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $1,527,468 of investments in an affiliated issuer (Note 5) (identified cost $84,034,443)		$90,173,454
Income receivable		35,673
Receivable for investments sold		557,073
Receivable for shares sold		99,456
TOTAL ASSETS		90,865,656
Liabilities:
Payable for investments purchased	$554,495
Payable for shares redeemed	82,743
Payable for transfer and dividend disbursing agent fees and expenses	89,340
Payable for Directors'/Trustees' fees	273
Payable for distribution services fee (Note 5)	10,428
Payable for shareholder services fee (Note 5)	43,910
Payable for share registration costs	14,172
Accrued expenses	32,501
TOTAL LIABILITIES		827,862
Net assets for 10,843,509 shares outstanding		$90,037,794
Net Assets Consist of:
Paid-in capital		$147,444,549
Net unrealized appreciation of investments		6,139,011
Accumulated net realized loss on investments		(63,499,129)
Accumulated net invesment income (loss)		(46,637)
TOTAL NET ASSETS		$90,037,794
  Semi-Annual Shareholder Report
  10

  Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,848,110 ÷ 455,667 shares outstanding), no par value, unlimited shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share	$8.45
Class A Shares:
Net asset value per share ($70,588,795 ÷ 8,471,161 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share (100/94.50 of $8.33)	$8.81
Redemption proceeds per share	$8.33
Class B Shares:
Net asset value per share ($8,526,993 ÷ 1,037,221 shares outstanding), no par value, unlimited shares authorized	$8.22
Offering price per share	$8.22
Redemption proceeds per share (94.50/100 of $8.22)	$7.77
Class C Shares:
Net asset value per share ($7,073,896 ÷ 879,460 shares outstanding), no par value, unlimited shares authorized	$8.04
Offering price per share	$8.04
Redemption proceeds per share (99.00/100 of $8.04)	$7.96
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $2,269 received from an affiliated issuer (Note 5))			$698,939
Interest			3,406
TOTAL INCOME			702,345
Expenses:
Investment adviser fee (Note 5)		$346,984
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		8,748
Transfer and dividend disbursing agent fees and expenses		195,498
Directors'/Trustees' fees		387
Auditing fees		11,342
Legal fees		3,008
Portfolio accounting fees		39,485
Distribution services fee — Class B Shares (Note 5)		33,202
Distribution services fee — Class C Shares (Note 5)		27,954
Shareholder services fee — Class A Shares (Note 5)		85,720
Shareholder services fee — Class B Shares (Note 5)		11,067
Shareholder services fee — Class C Shares (Note 5)		9,318
Account administration fee — Class A Shares		3,353
Share registration costs		28,268
Printing and postage		30,034
Insurance premiums		2,340
Miscellaneous		3,173
TOTAL EXPENSES		975,991
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(199,746)
Waiver of administrative personnel and services fee	(27,263)
TOTAL WAIVERS AND REIMBURSEMENT		(227,009)
Net expenses			748,982
Net investment income (loss)			(46,637)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			11,783,472
Net change in unrealized appreciation of investments			(3,439,931)
Net realized and unrealized gain on investments			8,343,541
Change in net assets resulting from operations			$8,296,904
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  12

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(46,637)	$(105,510)
Net realized gain (loss) on investments	11,783,472	(42,781,838)
Net change in unrealized appreciation/depreciation of investments	(3,439,931)	3,649,160
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,296,904	(39,238,188)
Share Transactions:
Proceeds from sale of shares	14,377,371	27,010,203
Cost of shares redeemed	(22,234,193)	(44,087,682)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,856,822)	(17,077,479)
Change in net assets	440,082	(56,315,667)
Net Assets:
Beginning of period	89,597,712	145,913,379
End of period (including accumulated net investment income (loss) of $(46,637) and $0, respectively)	$90,037,794	$89,597,712
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  13

  Notes to Financial Statements

  January 31, 2010 (unaudited)

  1. ORGANIZATION

  Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Semi-Annual Shareholder Report
  14

  conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Semi-Annual Shareholder Report
  15

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  Semi-Annual Shareholder Report
  16

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	90,618	$775,642	483,659	$3,711,106
Shares redeemed	(254,541)	(2,087,367)	(471,901)	(3,239,715)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(163,923)	$(1,311,725)	11,758	$471,391
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,456,808	$11,920,150	3,026,777	$21,351,688
Shares redeemed	(2,054,964)	(16,793,491)	(3,985,294)	(27,833,107)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(598,156)	$(4,873,341)	(958,517)	$(6,481,419)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	149,571	$1,212,736	129,934	$919,642
Shares redeemed	(245,676)	(1,975,414)	(1,165,518)	(8,608,170)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(96,105)	$(762,678)	(1,035,584)	$(7,688,528)
  Semi-Annual Shareholder Report
  17

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	58,552	$468,843	148,843	$1,027,767
Shares redeemed	(174,399)	(1,377,921)	(644,873)	(4,406,690)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(115,847)	$(909,078)	(496,030)	$(3,378,923)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(974,031)	$(7,856,822)	(2,478,373)	$(17,077,479)

  4. FEDERAL TAX INFORMATION

  At January 31, 2010, the cost of investments for federal tax purposes was $84,034,443. The net unrealized appreciation of investments for federal tax purposes was $6,139,011. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,517,561 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,378,550.

  At July 31, 2009, the Fund had a capital loss carryforward of $57,272,769 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$21,688,057
2016	$183,375
2017	$35,401,337

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $198,783 of its fee.

  Semi-Annual Shareholder Report
  18

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $27,263 of its fee. The net fee paid to FAS was 0.235% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $2,508 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $633 in sales charges from the sale of Class A Shares.

  Semi-Annual Shareholder Report
  19

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,508 of Service Fees for the six months ended January 31, 2010. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $915 of fees paid by the Fund.

  Expense Limitation

  The Adviser and its affiliates (which may include FSC, FAS, FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Semi-Annual Shareholder Report
  20

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $963. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliates	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,918,964	8,780,550	9,172,046	1,527,468	$1,527,468	$2,269

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$116,681,567
Sales	$123,914,365

  7. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

  8. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General Semi-Annual Shareholder Report
  21

  (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  22

  Evaluation and Approval of Advisory Contract - May 2009

  Federated MDT Large Cap Growth Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  23

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  24

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

  For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  Semi-Annual Shareholder Report
  25

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  Semi-Annual Shareholder Report
  26

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  27

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  28

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

  Semi-Annual Shareholder Report
  29

  Federated MDT Large Cap Growth Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31421R882

  36356 (3/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Federated MDT Mid Cap Growth Fund

  Established 2005

  A Portfolio of Federated MDT Series

  SEMI-ANNUAL SHAREHOLDER REPORT

  January 31, 2010

  Class A Shares
  Class C Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Class A Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.16	$12.10	$13.05	$10.67	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.04)[3]	(0.11)[3]	(0.11)[3]	(0.09)[3]
Net realized and unrealized gain (loss) on investments	0.82	(3.90)	(0.72)	2.81	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.78	(3.94)	(0.83)	2.70	0.67
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.12)	(0.32)	—
Redemption Fees	—	—	—	0.00[4]	—
Net Asset Value, End of Period	$8.94	$8.16	$12.10	$13.05	$10.67
Total Return[5]	9.56%	(32.56)%	(6.47)%	25.67%	6.70%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.49%	1.50%	1.50%	2.02%[6]
Net investment income (loss)	(0.91)%[6]	(0.47)%	(0.82)%	(0.88)%	(0.92)%[6]
Expense waiver/reimbursement[7]	2.10%[6]	3.68%	4.06%	15.03%	27.33%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,621	$7,982	$10,242	$6,446	$104
Portfolio turnover	121%	270%	216%	141%	201%
1	MDT Mid Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Mid Cap Growth Fund (the “Fund”), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Financial Highlights - Class C Shares

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.92	$11.84	$12.86	$10.60	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.07)[3]	(0.10)[3]	(0.19)[3]	(0.19)[3]	(0.17)[3]
Net realized and unrealized gain (loss) on investments	0.80	(3.82)	(0.71)	2.77	0.77
TOTAL FROM INVESTMENT OPERATIONS	0.73	(3.92)	(0.90)	2.58	0.60
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.12)	(0.32)	—
Redemption Fees	—	—	—	0.00[4]	—
Net Asset Value, End of Period	$8.65	$7.92	$11.84	$12.86	$10.60
Total Return[5]	9.22%	(33.11)%	(7.12)%	24.69%	6.00%
Ratios to Average Net Assets:
Net expenses	2.25%[6]	2.24%	2.24%	2.25%	2.77%[6]
Net investment income (loss)	(1.65)%[6]	(1.23)%	(1.51)%	(1.56)%	(1.67)%[6]
Expense waiver/reimbursement[7]	2.09%[6]	3.84%	3.86%	26.77%	27.33%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$553	$590	$909	$123	$6
Portfolio turnover	121%	270%	216%	141%	201%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  2

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  3

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,095.60	$7.92
Class C Shares	$1,000	$1,092.20	$11.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class C Shares	$1,000	$1,013.86	$11.42
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class C Shares	2.25%
  Semi-Annual Shareholder Report

  4

  Portfolio of Investments Summary Table (unaudited)

  At January 31, 2010, the Fund's industry composition1 was follows:

Industry Composition	Percentage of Total Net Assets
Semiconductor Manufacturing	9.6%
Clothing Stores	7.2%
Undesignated Consumer Cyclicals	6.6%
Specialty Retailing	6.5%
Textiles Apparel & Luxury Goods	5.2%
Soft Drinks	4.4%
Internet Services	4.3%
Mutual Fund Adviser	4.3%
Computer Services	4.2%
Medical Technology	4.2%
Computers & Peripherals	4.2%
Software Packaged/Custom	4.2%
Miscellaneous Components	3.1%
Restaurant	2.5%
Discount Department Stores	2.4%
Industrial Machinery	2.4%
Construction Machinery	2.1%
Jewelry Stores	1.9%
Generic Drugs	1.7%
Apparel	1.6%
Miscellaneous Machinery	1.5%
Cable TV	1.4%
Communications Equipment	1.4%
Hotels	1.2%
Financial Services	1.2%
Medical Supplies	1.1%
Railroad	1.1%
Furniture	1.0%
Other[2]	5.7%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
  Semi-Annual Shareholder Report
  5

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  6

  Portfolio of Investments

  January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%
		Apparel – 1.6%
3,266		Polo Ralph Lauren Corp., Class A	267,812
		Auto Original Equipment Manufacturers – 0.7%
729	[1]	AutoZone, Inc.	113,017
		Auto Part Replacement – 0.6%
4,108		WABCO Holdings, Inc.	106,192
		Beverages – 0.5%
1,653		Brown-Forman Corp., Class B	84,832
		Biotechnology – 0.3%
1,192	[1]	Hospira, Inc.	60,363
		Cable TV – 1.4%
5,822		Scripps Networks Interactive	248,599
		Capital Markets – 0.3%
1,808		Eaton Vance Corp.	52,088
		Chemicals – 0.1%
1,288		RPM International, Inc.	24,086
		Clothing Stores – 7.2%
7,346		Guess ?, Inc.	291,710
11,049		Ross Stores, Inc.	507,480
13,863	[1]	Urban Outfitters, Inc.	437,655
		TOTAL	1,236,845
		Commodity Chemicals – 0.1%
685		Celanese Corp.	19,934
		Communications Equipment – 1.4%
5,490		Harris Corp.	235,631
		Computer Services – 4.2%
16,623	[1]	Cognizant Technology Solutions Corp.	725,760
		Computers & Peripherals – 4.2%
24,801	[1]	NetApp, Inc.	722,453
		Construction Machinery – 2.1%
7,895		Joy Global, Inc.	361,117
		Cosmetics & Toiletries – 0.4%
1,250		Estee Lauder Cos., Inc., Class A	65,650
		Defense Electronics – 0.5%
829		Grainger (W.W.), Inc.	82,303
  Semi-Annual Shareholder Report
  7

Shares			Value
		Discount Department Stores – 2.4%
7,944	[1]	Dollar Tree, Inc.	393,387
683		TJX Cos., Inc.	25,961
		TOTAL	419,348
		Energy Equipment & Services – 0.3%
1,109	[1]	FMC Technologies, Inc.	58,966
		Financial Services – 1.2%
608		Lazard Ltd., Class A	23,432
6,504		Moody's Corp.	179,446
		TOTAL	202,878
		Furniture – 1.0%
9,156		Leggett and Platt, Inc.	167,189
		Generic Drugs – 1.7%
3,440	[1]	Mylan Laboratories, Inc.	62,711
5,197		Perrigo Co.	230,123
		TOTAL	292,834
		Home Health Care – 0.9%
4,448	[1]	Lincare Holdings, Inc.	163,775
		Home Products – 0.4%
1,508		Tupperware Brands Corp.	64,030
		Hotels – 1.2%
9,892		Wyndham Worldwide Corp.	207,633
		Industrial Machinery – 2.4%
9,471		Dover Corp.	406,116
		Internet Services – 4.3%
948	[1]	NetFlix, Inc.	59,013
3,480	[1]	Priceline.com, Inc.	679,818
		TOTAL	738,831
		Jewelry Stores – 1.9%
8,092		Tiffany & Co.	328,616
		Machine Tools – 0.3%
962		Lincoln Electric Holdings	46,974
		Medical Supplies – 1.1%
7,149		AmerisourceBergen Corp.	194,882
		Medical Technology – 4.2%
2,208	[1]	Intuitive Surgical, Inc.	724,356
		Miscellaneous Components – 3.1%
13,564		Amphenol Corp., Class A	540,390
  Semi-Annual Shareholder Report
  8

Shares			Value
		Miscellaneous Machinery – 1.5%
3,142		MSC Industrial Direct Co.	135,703
2,254		Nordson Corp.	127,441
		TOTAL	263,144
		Multi-Industry Capital Goods – 0.1%
526		Pall Corp.	18,131
		Mutual Fund Adviser – 4.3%
8,508	[1]	Affiliated Managers Group	515,330
3,182		T. Rowe Price Group, Inc.	157,891
2,056		Waddell & Reed Financial, Inc., Class A	64,414
		TOTAL	737,635
		Packaged Foods – 0.2%
1,218		Campbell Soup Co.	40,328
		Railroad – 1.1%
6,388	[1]	Kansas City Southern Industries, Inc.	189,724
		Restaurant – 2.5%
2,379	[1]	Chipotle Mexican Grill, Inc.	229,478
2,837	[1]	Panera Bread Co.	202,619
		TOTAL	432,097
		Semiconductor Manufacturing – 9.6%
15,927		Altera Corp.	339,563
19,940		Linear Technology Corp.	520,434
21,511	[1]	Marvell Technology Group Ltd.	374,937
19,540		Maxim Integrated Products, Inc.	341,559
1,301		Microchip Technology, Inc.	33,579
1,028	[1]	Silicon Laboratories, Inc.	43,423
		TOTAL	1,653,495
		Soft Drinks – 4.4%
37,375		Coca-Cola Enterprises, Inc.	754,601
		Software Packaged/Custom – 4.2%
7,778	[1]	BMC Software, Inc.	300,542
8,393	[1]	F5 Networks, Inc.	414,866
		TOTAL	715,408
		Specialty Retailing – 6.5%
9,419	[1]	Bed Bath & Beyond, Inc.	364,515
2,791	[1]	Big Lots, Inc.	79,292
1,036	[1]	Dick's Sporting Goods, Inc.	23,175
6,221	[1]	Expedia, Inc.	133,192
13,258	[1]	O'Reilly Automotive, Inc.	501,153
  Semi-Annual Shareholder Report
  9

Shares			Value
1,754		Penske Automotive Group, Inc.	24,661
		TOTAL	1,125,988
		Textiles Apparel & Luxury Goods – 5.2%
21,721	[1]	Coach, Inc.	757,629
3,407		Phillips Van Heusen Corp.	133,861
		TOTAL	891,490
		Undesignated Consumer Cyclicals – 6.6%
6,723		DeVRY, Inc.	410,506
4,160		Herbalife Ltd.	161,616
4,055	[1]	ITT Educational Services, Inc.	392,808
3,892	[1]	NBTY, Inc.	173,311
		TOTAL	1,138,241
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,702,235)	16,923,782
		MUTUAL FUND – 1.0%
169,281	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	169,281
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $15,871,516)[4]	17,093,063
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	131,043
		TOTAL NET ASSETS — 100%	$17,224,106
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Semi-Annual Shareholder Report
  10

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Assets and Liabilities

  January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $169,281 of investments in an affiliated issuer (Note 5) (identified cost $15,871,516)		$17,093,063
Income receivable		1,639
Receivable for investments sold		396,988
Receivable for shares sold		6,425
TOTAL ASSETS		17,498,115
Liabilities:
Payable for investments purchased	$195,507
Payable for shares redeemed	24,669
Payable for transfer and dividend disbursing agent fees and expenses	14,049
Payable for portfolio accounting fees	11,675
Payable for distribution services fee (Note 5)	382
Payable for shareholder services fee (Note 5)	5,722
Payable for share registration costs	11,569
Accrued expenses	10,436
TOTAL LIABILITIES		274,009
Net assets for 1,919,651 shares outstanding		$17,224,106
Net Assets Consist of:
Paid-in capital		$19,068,223
Net unrealized appreciation of investments		1,221,547
Accumulated net realized loss on investments		(2,987,051)
Accumulated net invesment income (loss)		(78,613)
TOTAL NET ASSETS		$17,224,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($8,050,305 ÷ 891,598 shares outstanding), no par value, unlimited shares authorized		$9.03
Offering price per share		$9.03
Redemption proceeds per share		$9.03
Class A Shares:
Net asset value per share ($8,621,279 ÷ 964,184 shares outstanding), no par value, unlimited shares authorized		$8.94
Offering price per share (100/94.50 of $8.94)		$9.46
Redemption proceeds per share		$8.94
Class C Shares:
Net asset value per share ($552,522 ÷ 63,869 shares outstanding), no par value, unlimited shares authorized		$8.65
Offering price per share (99.00/100 of $8.65)		$8.56
Redemption proceeds per share		$8.65
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  12

  Statement of Operations

  Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $475 received from an affiliated issuer (Note 5))			$61,522
Expenses:
Investment adviser fee (Note 5)		$90,942
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		8,950
Transfer and dividend disbursing agent fees and expenses		29,564
Directors'/Trustees' fees		535
Auditing fees		11,343
Legal fees		4,140
Portfolio accounting fees		33,897
Distribution services fee — Class C Shares (Note 5)		2,345
Shareholder services fee — Class A Shares (Note 5)		10,990
Shareholder services fee — Class C Shares (Note 5)		782
Share registration costs		20,775
Printing and postage		17,038
Insurance premiums		2,202
Miscellaneous		1,503
TOTAL EXPENSES		350,952
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(90,942)
Waiver of administrative personnel and services fee	(22,584)
Reimbursement of other operating expenses	(97,291)
TOTAL WAIVERS AND REIMBURSEMENTS		(210,817)
Net expenses			140,135
Net investment income (loss)			(78,613)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,684,480
Net change in unrealized appreciation of investments			(557,958)
Net realized and unrealized gain on investments			2,126,522
Change in net assets resulting from operations			$2,047,909
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(78,613)	$(63,268)
Net realized gain (loss) on investments	2,684,480	(4,848,435)
Net change in unrealized appreciation/depreciation of investments	(557,958)	1,669,549
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,047,909	(3,242,154)
Share Transactions:
Proceeds from sale of shares	1,944,793	12,048,175
Cost of shares redeemed	(6,533,143)	(2,927,540)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,588,350)	9,120,635
Change in net assets	(2,540,441)	5,878,481
Net Assets:
Beginning of period	19,764,547	13,886,066
End of period (including accumulated net investment income (loss) of $(78,613) and $0, respectively)	$17,224,106	$19,764,547
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market Semi-Annual Shareholder Report
15

conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
16

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Semi-Annual Shareholder Report
17

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	159,956	$1,382,990	1,227,634	$8,855,455
Shares redeemed	(628,701)	(5,738,112)	(91,906)	(694,574)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(468,745)	$(4,355,122)	1,135,728	$8,160,881
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	59,410	$526,936	321,930	$2,570,094
Shares redeemed	(73,826)	(665,316)	(189,980)	(1,614,766)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,416)	$(138,380)	131,950	$955,328
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,025	$34,867	79,421	$622,626
Shares redeemed	(14,650)	(129,715)	(81,747)	(618,200)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(10,625)	$(94,848)	(2,326)	$4,426
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(493,786)	$(4,588,350)	1,265,352	$9,120,635
Semi-Annual Shareholder Report
18

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $15,871,516. The net unrealized appreciation of investments for federal tax purposes was $1,221,547. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,570,196 and net unrealized depreciation from investments for those securities having an excess of cost over value of $348,649.

At July 31, 2009, the Fund had a capital loss carryforward of $3,411,837 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$80,433
2017	$3,331,404

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $90,749 of its fee and reimbursed $97,291 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,584 of its fee. The net fee paid to FAS was 0.924% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Semi-Annual Shareholder Report
19

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Semi-Annual Shareholder Report
20

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $181 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $131 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 1.50% and 2.25%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report
21

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $193. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	559,439	3,056,224	3,446,382	169,281	$169,281	$475

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$23,037,639
Sales	$27,632,160

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

Semi-Annual Shareholder Report
22

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund Shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 24, 2010, the Trustees of Federated MDT Series approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about May 7, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
23

Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Mid Cap Growth Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report
24

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
25

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Semi-Annual Shareholder Report
26

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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27

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes

31

Notes
32

Notes
33

Notes
34

Notes
35

Federated MDT Mid Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R874
Cusip 31421R866

36358 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$8.23	$12.18	$13.10	$10.69	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)[3]	(0.03)[3]	(0.07)[3]	(0.05)[3]	(0.07)[3]
Net realized and unrealized gain (loss) on investments	0.83	(3.92)	(0.73)	2.77	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.80	(3.95)	(0.80)	2.72	0.69
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.12)	(0.32)	—
Redemption Fees	—	—	—	0.01	—
Net Asset Value, End of Period	$9.03	$8.23	$12.18	$13.10	$10.69
Total Return[4]	9.72%	(32.43)%	(6.22)%	25.90%	6.90%
Ratios to Average Net Assets:
Net expenses	1.24%[5]	1.24%	1.25%	1.25%	1.77%[5]
Net investment income (loss)	(0.62)%[5]	(0.42)%	(0.57)%	(0.45)%	(0.67)%[5]
Expense waiver/reimbursement[6]	2.08%[5]	3.01%	3.95%	42.16%	27.33%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$8,050	$11,192	$2,735	$708	$225
Portfolio turnover	121%	270%	216%	141%	201%
1	MDT Mid Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Mid Cap Growth Fund (the “Fund”), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,097.20	$6.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.95	$6.31
1	Expenses are equal to the Fund's annualized net expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was follows:

Industry Composition	Percentage of Total Net Assets
Semiconductor Manufacturing	9.6%
Clothing Stores	7.2%
Undesignated Consumer Cyclicals	6.6%
Specialty Retailing	6.5%
Textiles Apparel & Luxury Goods	5.2%
Soft Drinks	4.4%
Internet Services	4.3%
Mutual Fund Adviser	4.3%
Computer Services	4.2%
Medical Technology	4.2%
Computers & Peripherals	4.2%
Software Packaged/Custom	4.2%
Miscellaneous Components	3.1%
Restaurant	2.5%
Discount Department Stores	2.4%
Industrial Machinery	2.4%
Construction Machinery	2.1%
Jewelry Stores	1.9%
Generic Drugs	1.7%
Apparel	1.6%
Miscellaneous Machinery	1.5%
Cable TV	1.4%
Communications Equipment	1.4%
Hotels	1.2%
Financial Services	1.2%
Medical Supplies	1.1%
Railroad	1.1%
Furniture	1.0%
Other[2]	5.7%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
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4

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%
		Apparel – 1.6%
3,266		Polo Ralph Lauren Corp., Class A	267,812
		Auto Original Equipment Manufacturers – 0.7%
729	[1]	AutoZone, Inc.	113,017
		Auto Part Replacement – 0.6%
4,108		WABCO Holdings, Inc.	106,192
		Beverages – 0.5%
1,653		Brown-Forman Corp., Class B	84,832
		Biotechnology – 0.3%
1,192	[1]	Hospira, Inc.	60,363
		Cable TV – 1.4%
5,822		Scripps Networks Interactive	248,599
		Capital Markets – 0.3%
1,808		Eaton Vance Corp.	52,088
		Chemicals – 0.1%
1,288		RPM International, Inc.	24,086
		Clothing Stores – 7.2%
7,346		Guess ?, Inc.	291,710
11,049		Ross Stores, Inc.	507,480
13,863	[1]	Urban Outfitters, Inc.	437,655
		TOTAL	1,236,845
		Commodity Chemicals – 0.1%
685		Celanese Corp.	19,934
		Communications Equipment – 1.4%
5,490		Harris Corp.	235,631
		Computer Services – 4.2%
16,623	[1]	Cognizant Technology Solutions Corp.	725,760
		Computers & Peripherals – 4.2%
24,801	[1]	NetApp, Inc.	722,453
		Construction Machinery – 2.1%
7,895		Joy Global, Inc.	361,117
		Cosmetics & Toiletries – 0.4%
1,250		Estee Lauder Cos., Inc., Class A	65,650
		Defense Electronics – 0.5%
829		Grainger (W.W.), Inc.	82,303
Semi-Annual Shareholder Report
6

Shares			Value
		Discount Department Stores – 2.4%
7,944	[1]	Dollar Tree, Inc.	393,387
683		TJX Cos., Inc.	25,961
		TOTAL	419,348
		Energy Equipment & Services – 0.3%
1,109	[1]	FMC Technologies, Inc.	58,966
		Financial Services – 1.2%
608		Lazard Ltd., Class A	23,432
6,504		Moody's Corp.	179,446
		TOTAL	202,878
		Furniture – 1.0%
9,156		Leggett and Platt, Inc.	167,189
		Generic Drugs – 1.7%
3,440	[1]	Mylan Laboratories, Inc.	62,711
5,197		Perrigo Co.	230,123
		TOTAL	292,834
		Home Health Care – 0.9%
4,448	[1]	Lincare Holdings, Inc.	163,775
		Home Products – 0.4%
1,508		Tupperware Brands Corp.	64,030
		Hotels – 1.2%
9,892		Wyndham Worldwide Corp.	207,633
		Industrial Machinery – 2.4%
9,471		Dover Corp.	406,116
		Internet Services – 4.3%
948	[1]	NetFlix, Inc.	59,013
3,480	[1]	Priceline.com, Inc.	679,818
		TOTAL	738,831
		Jewelry Stores – 1.9%
8,092		Tiffany & Co.	328,616
		Machine Tools – 0.3%
962		Lincoln Electric Holdings	46,974
		Medical Supplies – 1.1%
7,149		AmerisourceBergen Corp.	194,882
		Medical Technology – 4.2%
2,208	[1]	Intuitive Surgical, Inc.	724,356
		Miscellaneous Components – 3.1%
13,564		Amphenol Corp., Class A	540,390
Semi-Annual Shareholder Report
7

Shares			Value
		Miscellaneous Machinery – 1.5%
3,142		MSC Industrial Direct Co.	135,703
2,254		Nordson Corp.	127,441
		TOTAL	263,144
		Multi-Industry Capital Goods – 0.1%
526		Pall Corp.	18,131
		Mutual Fund Adviser – 4.3%
8,508	[1]	Affiliated Managers Group	515,330
3,182		T. Rowe Price Group, Inc.	157,891
2,056		Waddell & Reed Financial, Inc., Class A	64,414
		TOTAL	737,635
		Packaged Foods – 0.2%
1,218		Campbell Soup Co.	40,328
		Railroad – 1.1%
6,388	[1]	Kansas City Southern Industries, Inc.	189,724
		Restaurant – 2.5%
2,379	[1]	Chipotle Mexican Grill, Inc.	229,478
2,837	[1]	Panera Bread Co.	202,619
		TOTAL	432,097
		Semiconductor Manufacturing – 9.6%
15,927		Altera Corp.	339,563
19,940		Linear Technology Corp.	520,434
21,511	[1]	Marvell Technology Group Ltd.	374,937
19,540		Maxim Integrated Products, Inc.	341,559
1,301		Microchip Technology, Inc.	33,579
1,028	[1]	Silicon Laboratories, Inc.	43,423
		TOTAL	1,653,495
		Soft Drinks – 4.4%
37,375		Coca-Cola Enterprises, Inc.	754,601
		Software Packaged/Custom – 4.2%
7,778	[1]	BMC Software, Inc.	300,542
8,393	[1]	F5 Networks, Inc.	414,866
		TOTAL	715,408
		Specialty Retailing – 6.5%
9,419	[1]	Bed Bath & Beyond, Inc.	364,515
2,791	[1]	Big Lots, Inc.	79,292
1,036	[1]	Dick's Sporting Goods, Inc.	23,175
6,221	[1]	Expedia, Inc.	133,192
13,258	[1]	O'Reilly Automotive, Inc.	501,153
Semi-Annual Shareholder Report
8

Shares			Value
1,754		Penske Automotive Group, Inc.	24,661
		TOTAL	1,125,988
		Textiles Apparel & Luxury Goods – 5.2%
21,721	[1]	Coach, Inc.	757,629
3,407		Phillips Van Heusen Corp.	133,861
		TOTAL	891,490
		Undesignated Consumer Cyclicals – 6.6%
6,723		DeVRY, Inc.	410,506
4,160		Herbalife Ltd.	161,616
4,055	[1]	ITT Educational Services, Inc.	392,808
3,892	[1]	NBTY, Inc.	173,311
		TOTAL	1,138,241
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,702,235)	16,923,782
		MUTUAL FUND – 1.0%
169,281	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	169,281
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $15,871,516)[4]	17,093,063
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[5]	131,043
		TOTAL NET ASSETS — 100%	$17,224,106
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
Semi-Annual Shareholder Report
9

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $169,281 of investments in an affiliated issuer (Note 5) (identified cost $15,871,516)		$17,093,063
Income receivable		1,639
Receivable for investments sold		396,988
Receivable for shares sold		6,425
TOTAL ASSETS		17,498,115
Liabilities:
Payable for investments purchased	$195,507
Payable for shares redeemed	24,669
Payable for transfer and dividend disbursing agent fees and expenses	14,049
Payable for portfolio accounting fees	11,675
Payable for distribution services fee (Note 5)	382
Payable for shareholder services fee (Note 5)	5,722
Payable for share registration costs	11,569
Accrued expenses	10,436
TOTAL LIABILITIES		274,009
Net assets for 1,919,651 shares outstanding		$17,224,106
Net Assets Consist of:
Paid-in capital		$19,068,223
Net unrealized appreciation of investments		1,221,547
Accumulated net realized loss on investments		(2,987,051)
Accumulated net invesment income (loss)		(78,613)
TOTAL NET ASSETS		$17,224,106
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($8,050,305 ÷ 891,598 shares outstanding), no par value, unlimited shares authorized		$9.03
Offering price per share		$9.03
Redemption proceeds per share		$9.03
Class A Shares:
Net asset value per share ($8,621,279 ÷ 964,184 shares outstanding), no par value, unlimited shares authorized		$8.94
Offering price per share (100/94.50 of $8.94)		$9.46
Redemption proceeds per share		$8.94
Class C Shares:
Net asset value per share ($552,522 ÷ 63,869 shares outstanding), no par value, unlimited shares authorized		$8.65
Offering price per share (99.00/100 of $8.65)		$8.56
Redemption proceeds per share		$8.65
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $475 received from an affiliated issuer (Note 5))			$61,522
Expenses:
Investment adviser fee (Note 5)		$90,942
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		8,950
Transfer and dividend disbursing agent fees and expenses		29,564
Directors'/Trustees' fees		535
Auditing fees		11,343
Legal fees		4,140
Portfolio accounting fees		33,897
Distribution services fee — Class C Shares (Note 5)		2,345
Shareholder services fee — Class A Shares (Note 5)		10,990
Shareholder services fee — Class C Shares (Note 5)		782
Share registration costs		20,775
Printing and postage		17,038
Insurance premiums		2,202
Miscellaneous		1,503
TOTAL EXPENSES		350,952
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(90,942)
Waiver of administrative personnel and services fee	(22,584)
Reimbursement of other operating expenses	(97,291)
TOTAL WAIVERS AND REIMBURSEMENTS		(210,817)
Net expenses			140,135
Net investment income (loss)			(78,613)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,684,480
Net change in unrealized appreciation of investments			(557,958)
Net realized and unrealized gain on investments			2,126,522
Change in net assets resulting from operations			$2,047,909
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(78,613)	$(63,268)
Net realized gain (loss) on investments	2,684,480	(4,848,435)
Net change in unrealized appreciation/depreciation of investments	(557,958)	1,669,549
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,047,909	(3,242,154)
Share Transactions:
Proceeds from sale of shares	1,944,793	12,048,175
Cost of shares redeemed	(6,533,143)	(2,927,540)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,588,350)	9,120,635
Change in net assets	(2,540,441)	5,878,481
Net Assets:
Beginning of period	19,764,547	13,886,066
End of period (including accumulated net investment income (loss) of $(78,613) and $0, respectively)	$17,224,106	$19,764,547
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market Semi-Annual Shareholder Report
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conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	159,956	$1,382,990	1,227,634	$8,855,455
Shares redeemed	(628,701)	(5,738,112)	(91,906)	(694,574)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(468,745)	$(4,355,122)	1,135,728	$8,160,881
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	59,410	$526,936	321,930	$2,570,094
Shares redeemed	(73,826)	(665,316)	(189,980)	(1,614,766)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,416)	$(138,380)	131,950	$955,328
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,025	$34,867	79,421	$622,626
Shares redeemed	(14,650)	(129,715)	(81,747)	(618,200)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(10,625)	$(94,848)	(2,326)	$4,426
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(493,786)	$(4,588,350)	1,265,352	$9,120,635
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4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $15,871,516. The net unrealized appreciation of investments for federal tax purposes was $1,221,547. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,570,196 and net unrealized depreciation from investments for those securities having an excess of cost over value of $348,649.

At July 31, 2009, the Fund had a capital loss carryforward of $3,411,837 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$80,433
2017	$3,331,404

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $90,749 of its fee and reimbursed $97,291 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,584 of its fee. The net fee paid to FAS was 0.924% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $181 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $131 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.25%, 1.50% and 2.25%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $193. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	559,439	3,056,224	3,446,382	169,281	$169,281	$475

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$23,037,639
Sales	$27,632,160

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund Shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 24, 2010, the Trustees of Federated MDT Series approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about May 7, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Mid Cap Growth Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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26

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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27

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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29

Notes

30

Federated MDT Mid Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R858

36360 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Small Cap Core Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$6.58	$10.21	$13.22	$11.11	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)	(0.04)[3]	(0.08)[3]	(0.10)[3]	(0.13)[3]
Net realized and unrealized gain (loss) on investments	0.34	(3.59)	(2.22)	2.21	1.24
TOTAL FROM INVESTMENT OPERATIONS	0.31	(3.63)	(2.30)	2.11	1.11
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.71)	—	—
Net Asset Value, End of Period	$6.89	$6.58	$10.21	$13.22	$11.11
Total Return[4]	4.71%	(35.55)%	(18.09)%	18.99%	11.10%
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.74%	1.75%	1.75%	2.01%[5]
Net investment income (loss)	(0.82)%[5]	(0.53)%	(0.68)%	(0.77)%	(1.16)%[5]
Expense waiver/reimbursement[6]	7.45%[5]	5.73%	3.85%	7.96%	9.41%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,604	$1,652	$2,623	$2,414	$324
Portfolio turnover	108%	222%	243%	237%	209%
1	The MDT Small Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Core Fund (the”Fund”) as of the close of business on December 8, 2006. Prior to the reorganzation, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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1

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$6.39	$9.99	$13.04	$11.05	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.12)	(0.08)[3]	(0.16)[3]	(0.19)[3]	(0.23)[3]
Net realized and unrealized gain (loss) on investments	0.40	(3.52)	(2.18)	2.18	1.28
TOTAL FROM INVESTMENT OPERATIONS	0.28	(3.60)	(2.34)	1.99	1.05
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.71)	—	—
Net Asset Value, End of Period	$6.67	$6.39	$9.99	$13.04	$11.05
Total Return[4]	4.38%	(36.04)%	(18.66)%	18.01%	10.50%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.49%	2.46%	2.50%	2.76%[5]
Net investment income (loss)	(1.56)%[5]	(1.29)%	(1.40)%	(1.52)%	(1.91)%[5]
Expense waiver/reimbursement[6]	7.46%[5]	5.61%	3.90%	8.63%	9.41%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,156	$1,366	$2,759	$3,299	$1,505
Portfolio turnover	108%	222%	243%	237%	209%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganzation, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,047.10	$9.03
Class C Shares	$1,000	$1,043.80	$12.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,012.60	$12.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class C Shares	2.50%
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Property Liability Insurance	5.6%
Multi-Line Insurance	4.8%
Clothing Stores	4.5%
Electric Utility	4.4%
Undesignated Consumer Cyclicals	4.3%
Miscellaneous Components	3.8%
Ethical Drugs	3.2%
Offshore Driller	3.1%
Commodity Chemicals	2.8%
Home Products	2.8%
Software Packaged/Custom	2.8%
Semiconductor Manufacturing	2.6%
Apparel	2.4%
Financial Services	2.2%
Regional Banks	2.2%
Shoes	2.1%
Home Health Care	2.0%
Airline — Regional	1.9%
Electric & Electronic Original Equipment Manufacturers	1.8%
Specialty Retailing	1.7%
Other Communications Equipment	1.6%
Furniture	1.5%
Oil Well Supply	1.5%
Undesignated Health	1.4%
Semiconductor Manufacturing Equipment	1.3%
Computer Services	1.1%
Miscellaneous Food Products	1.1%
Department Stores	1.0%
Other Tobacco Products	1.0%
Paper Products	1.0%
Other[2]	24.9%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities — Net[4]	(1.4)%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Airline@0018National – 0.9%
5,493		Aircastle Ltd.	52,238
		Airline@0018Regional – 1.9%
1,865	[1]	Alaska Air Group, Inc.	58,449
3,821		SkyWest, Inc.	55,901
		TOTAL	114,350
		Apparel – 2.4%
3,348	[1]	Carter's, Inc.	86,579
331	[1]	G-III Apparel Group Ltd.	5,763
3,042		Jones Apparel Group, Inc.	43,927
361		Oxford Industries, Inc.	6,440
		TOTAL	142,709
		Auto Original Equipment Manufacturers – 0.8%
2,788	[1]	Tenneco Automotive, Inc.	49,292
		Auto Rentals – 0.6%
122	[1]	AMERCO	4,610
1,199	[1]	Dollar Thrifty Automotive Group	29,208
		TOTAL	33,818
		Beer – 0.3%
370	[1]	The Boston Beer Co., Inc., Class A	16,965
		Biotechnology – 0.8%
1,384	[1]	Exelixis, Inc.	9,176
414	[1]	Martek Biosciences Corp.	8,918
1,004	[1]	Nektar Therapeutics	11,466
771	[1]	Targacept, Inc.	16,152
		TOTAL	45,712
		Book Publishing – 0.5%
946		Scholastic Corp.	28,285
		Building Materials – 0.7%
267	[1]	Drew Industries, Inc.	4,966
1,020		Universal Forest Products, Inc.	34,619
		TOTAL	39,585
		Clothing Stores – 4.5%
2,008	[1]	AnnTaylor Stores Corp.	25,220
496		Cato Corp., Class A	10,143
227	[1]	Children's Place Retail Stores, Inc.	7,219
Semi-Annual Shareholder Report
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Shares			Value
2,632	[1]	Fossil, Inc.	85,935
3,761	[1]	J. Crew Group, Inc.	147,469
		TOTAL	275,986
		Commodity Chemicals – 2.8%
1,460		Newmarket Corp.	131,721
222		Stepan Co.	12,982
1,358		Westlake Chemical Corp.	27,880
		TOTAL	172,583
		Computer Peripherals – 0.4%
689	[1]	Aruba Networks, Inc.	7,158
1,249	[1]	Emulex Corp.	14,039
		TOTAL	21,197
		Computer Services – 1.1%
319	[1]	Manhattan Associates, Inc.	6,690
2,243	[1]	Synnex Corp.	59,372
		TOTAL	66,062
		Cosmetics & Toiletries – 0.3%
1,089	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	21,127
		Crude Oil & Gas Production – 0.7%
1,390		Berry Petroleum Co., Class A	37,641
184	[1]	Clayton Williams Energy, Inc.	6,039
		TOTAL	43,680
		Defense Aerospace – 0.2%
401	[1]	AAR Corp.	9,291
		Department Stores – 1.0%
2,641		Dillards, Inc., Class A	43,735
2,356	[1]	Saks, Inc.	15,173
		TOTAL	58,908
		Discount Department Stores – 0.4%
1,791	[1]	99 Cents Only Stores	23,355
		Diversified Leisure – 0.2%
421	[1]	Life Time Fitness, Inc.	10,083
		Electric & Electronic Original Equipment Manufacturers – 1.8%
2,449	[1]	American Superconductor Corp.	93,111
2,254	[1]	Exide Corp.	17,423
		TOTAL	110,534
		Electric Utility – 4.4%
1,196		Avista Corp.	24,374
Semi-Annual Shareholder Report
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Shares			Value
221		Black Hills Corp.	5,742
1,794	[1]	El Paso Electric Co.	34,534
1,659		Idacorp, Inc.	52,010
4,958		UniSource Energy Corp.	152,409
		TOTAL	269,069
		Electrical Equipment – 0.5%
65		American Science & Engineering, Inc.	5,046
617		Smith (A.O.) Corp.	26,272
		TOTAL	31,318
		Electronic Components – 0.2%
428		Methode Electronics, Inc., Class A	4,704
302	[1]	Volterra Semiconductor Corp.	5,886
		TOTAL	10,590
		Electronic Instruments – 0.3%
251	[1]	Cymer, Inc.	7,874
498	[1]	OSI Systems, Inc.	13,182
		TOTAL	21,056
		Ethical Drugs – 3.2%
5,738	[1]	Valeant Pharmaceuticals International	192,051
		Financial Services – 2.2%
1,536	[1]	America's Car-Mart, Inc.	36,142
151	[1]	Dollar Financial Corp.	3,405
3,354		Hercules Technology Growth Capital, Inc.	33,742
1,061	[1]	Nelnet, Inc., Class A	17,708
2,433	[1]	Verifone Holdings, Inc.	43,283
		TOTAL	134,280
		Food Wholesaling – 0.5%
1,014	[1]	Core-Mark Holding Co., Inc.	30,237
		Furniture – 1.5%
3,701		Tempur-Pedic International, Inc.	92,118
		Gas Distributor – 0.3%
672		Southwest Gas Corp.	18,594
		Generic Drugs – 0.3%
1,536	[1]	Impax Laboratories, Inc.	20,429
		Greeting Cards – 0.4%
1,404		American Greetings Corp., Class A	25,946
		Grocery Chain – 0.3%
563		Weis Markets, Inc.	19,992
Semi-Annual Shareholder Report
9

Shares			Value
		Home Health Care – 2.0%
954	[1]	Amedisys, Inc.	52,422
1,376	[1]	Gentiva Health Services, Inc.	35,143
2,408	[1]	Odyssey Healthcare, Inc.	35,350
		TOTAL	122,915
		Home Products – 2.8%
3,935		Tupperware Brands Corp.	167,080
		Household Appliances – 0.1%
63		National Presto Industries, Inc.	7,215
		Industrial Machinery – 0.3%
1,359	[1]	Blount International, Inc.	15,139
		Leasing – 0.0%
375	[1]	CAI International, Inc.	2,978
		Life Insurance – 0.7%
5,983		American Equity Investment Life Holding Co.	43,915
		Maritime – 0.6%
2,489		TAL International Group, Inc.	35,095
		Medical Supplies – 0.2%
684	[1]	Quidel Corp.	9,084
		Medical Technology – 0.2%
499	[1]	Cantel Medical Corp.	9,621
308	[1]	Ev3, Inc.	4,490
		TOTAL	14,111
		Metal Fabrication – 0.4%
1,621		Worthington Industries, Inc.	23,456
		Miscellaneous Components – 3.8%
3,345	[1]	Amkor Technology, Inc.	19,033
4,869	[1]	Atheros Communications	156,149
897	[1]	MKS Instruments, Inc.	14,890
746	[1]	Power Integrations, Inc.	23,283
1,439	[1]	Zoran Corp.	15,786
		TOTAL	229,141
		Miscellaneous Food Products – 1.1%
1,524	[1]	Fresh Del Monte Produce, Inc.	30,983
1,333		The Anderson's, Inc.	35,964
		TOTAL	66,947
		Miscellaneous Machinery – 0.1%
133		Nordson Corp.	7,520
Semi-Annual Shareholder Report
10

Shares			Value
		Miscellaneous Metals – 0.5%
400		AMCOL International Corp.	10,052
2,009	[1]	Stillwater Mining Co.	20,190
		TOTAL	30,242
		Money Center Bank – 0.5%
1,441		International Bancshares Corp.	30,030
		Multi-Industry Capital Goods – 0.2%
301		Acuity Brands, Inc.	10,770
		Multi-Line Insurance – 4.8%
910	[1]	Amerisafe, Inc.	15,743
548		FBL Financial Group, Inc., Class A	9,831
547	[1]	FPIC Insurance Group, Inc.	20,759
1,852		Harleysville Group, Inc.	59,820
1,229		Infinity Property & Casualty	48,742
1,801		Montpelier Re Holdings Ltd.	30,419
1,911	[1]	Navigators Group, Inc.	81,542
630		Safety Insurance Group, Inc.	22,050
		TOTAL	288,906
		Mutual Fund Adviser – 0.5%
970		Calamos Asset Management, Inc.	12,561
814		Cohen & Steers, Inc.	16,557
		TOTAL	29,118
		Office Furniture – 0.6%
1,516		HNI Corp.	37,930
		Office Supplies – 0.6%
637	[1]	United Stationers, Inc.	34,755
		Offshore Driller – 3.1%
5,087	[1]	Bristow Group, Inc.	181,606
644	[1]	Pioneer Drilling Co.	5,120
		TOTAL	186,726
		Oil Service, Explore & Drill – 0.2%
1,236	[1]	Global Industries Ltd.	8,615
498	[1]	Key Energy Services, Inc.	4,816
		TOTAL	13,431
		Oil Well Supply – 1.5%
1,400		Carbo Ceramics, Inc.	92,288
		Other Communications Equipment – 1.6%
1,015	[1]	Netgear, Inc.	20,950
Semi-Annual Shareholder Report
11

Shares			Value
5,844	[1]	Skyworks Solutions, Inc.	74,160
		TOTAL	95,110
		Other Steel Producer – 0.1%
407		Gibraltar Industries, Inc.	5,674
		Other Tobacco Products – 1.0%
1,343		Universal Corp.	60,959
		Packaged Foods – 0.7%
2,790	[1]	Chiquita Brands International	40,929
56		Lancaster Colony Corp.	3,055
		TOTAL	43,984
		Paper Products – 1.0%
703	[1]	Buckeye Technologies, Inc.	8,042
1,202		Rock-Tenn Co.	51,314
		TOTAL	59,356
		Personal Loans – 0.7%
489	[1]	Ezcorp, Inc., Class A	8,880
879	[1]	World Acceptance Corp.	35,503
		TOTAL	44,383
		Personnel Agency – 0.4%
265		Heidrick & Struggles International, Inc.	6,739
1,308	[1]	Korn/Ferry International	19,358
		TOTAL	26,097
		Plastic – 0.5%
767	[1]	Polyone Corp.	5,714
771		Schulman (A.), Inc.	17,363
345		Tredegar Industries, Inc.	5,582
		TOTAL	28,659
		Plastic Containers – 0.4%
1,435	[1]	Bway Holding Co.	24,481
		Printed Circuit Boards – 0.7%
913	[1]	Benchmark Electronics, Inc.	16,635
1,997		Sanmina-SCI Corp.	26,360
		TOTAL	42,995
		Printing – 0.8%
307	[1]	Consolidated Graphics, Inc.	10,361
1,780	[1]	Valassis Communications, Inc.	37,256
		TOTAL	47,617
Semi-Annual Shareholder Report
12

Shares			Value
		Property Liability Insurance – 5.6%
600		American Physicians Capital, Inc.	16,656
76	[1]	Argo Group International Holdings Ltd.	2,032
1,496	[1]	CNA Surety Corp.	20,944
771	[1]	First Mercury Financial Corp.	10,108
5,043		Horace Mann Educators Corp.	60,466
397		Max Capital Group Ltd.	8,940
1,153		Meadowbrook Insurance Group, Inc.	7,783
1,902		OneBeacon Insurance Group Ltd.	24,688
2,648		Platinum Underwriters Holdings Ltd.	96,017
1,199	[1]	ProAssurance Corp.	60,861
2,215		Selective Insurance Group, Inc.	34,266
		TOTAL	342,761
		Psychiatric Centers – 0.1%
192	[1]	Magellan Health Services, Inc.	7,580
		Regional Banks – 2.2%
1,707		CVB Financial Corp.	16,353
733		First Financial Bancorp	12,021
1,250		Oriental Financial Group	14,225
262		S & T Bancorp, Inc.	4,590
1,639	[1]	SVB Financial Group	71,116
506		Wintrust Financial Corp.	17,579
		TOTAL	135,884
		Resorts – 0.5%
963	[1]	Vail Resorts, Inc.	32,453
		Restaurant – 0.9%
1,522		Bob Evans Farms, Inc.	42,479
1,974		Ruby Tuesday, Inc.	13,640
		TOTAL	56,119
		Rubber – 0.7%
2,567		Cooper Tire & Rubber Co.	43,716
		Savings & Loan – 0.5%
241		Brookline Bancorp, Inc.	2,412
1,763		Flushing Financial Corp.	21,597
473		OceanFirst Financial Corp.	4,900
		TOTAL	28,909
		Securities Brokerage – 0.5%
750	[1]	Interactive Brokers Group, Inc., Class A	11,925
676	[1]	Penson Worldwide, Inc.	5,692
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13

Shares			Value
897		SWS Group, Inc.	10,764
		TOTAL	28,381
		Semiconductor Manufacturing – 2.6%
616	[1]	ATMI, Inc.	10,336
774	[1]	Cabot Microelectronics Corp.	27,206
1,330	[1]	Diodes, Inc.	22,184
744	[1]	NetLogic Microsystems, Inc.	30,474
1,752	[1]	Omnivision Technologies, Inc.	22,601
251	[1]	Plexus Corp.	8,537
4,334	[1]	RF Micro Devices, Inc.	16,686
1,004	[1]	Standard Microsystems Corp.	20,030
		TOTAL	158,054
		Semiconductor Manufacturing Equipment – 1.3%
959	[1]	Advanced Energy Industries, Inc.	12,582
350	[1]	Brooks Automation, Inc.	2,919
2,072	[1]	Veeco Instruments, Inc.	65,931
		TOTAL	81,432
		Shoes – 2.1%
446		Brown Shoe Co., Inc.	5,464
442	[1]	Collective Brands, Inc.	8,699
1,205	[1]	Crocs, Inc.	8,857
684	[1]	DSW, Inc., Class A	16,484
1,621	[1]	Skechers USA, Inc., Class A	45,485
677	[1]	Steven Madden Ltd.	27,175
1,002	[1]	Timberland Co., Class A	17,234
		TOTAL	129,398
		Silver Production – 0.1%
516		Coeur d'Alene Mines Corp.	7,234
		Software Packaged/Custom – 2.8%
1,832	[1]	Blue Coat Systems, Inc.	45,159
524	[1]	Bottomline Technologies, Inc.	9,065
598	[1]	Echelon Corp.	5,077
503	[1]	MicroStrategy, Inc., Class A	47,141
1,345		Pegasystems, Inc.	44,721
794	[1]	Sourcefire, Inc.	16,555
		TOTAL	167,718
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14

Shares			Value
		Specialty Chemicals – 0.5%
274		Minerals Technologies, Inc.	13,097
543	[1]	OM Group, Inc.	17,713
		TOTAL	30,810
		Specialty Retailing – 1.7%
826		Finish Line, Inc., Class A	9,160
1,114		Group 1 Automotive, Inc.	32,306
1,327	[1]	Jo-Ann Stores, Inc.	46,471
458	[1]	Kirkland's, Inc.	7,081
733		Pep Boys-Manny Moe & Jack	6,121
		TOTAL	101,139
		Technology Services – 0.1%
59		VSE Corporation	2,990
		Telecommunication Equipment & Services – 0.2%
2,111	[1]	ADC Telecommunications, Inc.	11,209
		Tobacco – 0.3%
4,065	[1]	Alliance One International, Inc.	20,691
		Undesignated Consumer Cyclicals – 4.3%
1,246	[1]	Bridgepoint Education, Inc.	18,154
3,639	[1]	Corinthian Colleges, Inc.	50,946
1,087	[1]	Cornell Corrections, Inc.	22,827
937	[1]	Grand Canyon Education, Inc.	18,712
2,752		Nu Skin Enterprises, Inc., Class A	63,956
3,013	[1]	Wright Express Corp.	88,462
		TOTAL	263,057
		Undesignated Consumer Staples – 0.7%
462	[1]	Medifast, Inc.	7,692
1,771		Nutri/System, Inc.	36,058
		TOTAL	43,750
		Undesignated Health – 1.4%
3,223	[1]	HealthSouth Corp.	58,046
1,612	[1]	Healthspring, Inc.	28,033
		TOTAL	86,079
		Undesignated Technology – 0.2%
683	[1]	RightNow Technologies, Inc.	10,921
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,570,499)	5,969,832
Semi-Annual Shareholder Report
15

Shares			Value
		MUTUAL FUND – 3.0%
183,816	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	183,816
		TOTAL INVESTMENTS — 101.4% (IDENTIFIED COST $5,754,315)[4]	6,153,648
		OTHER ASSETS AND LIABILITIES - NET — (1.4)%[5]	(85,158)
		TOTAL NET ASSETS — 100%	$6,068,490
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
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16

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $183,816 of investments in an affiliated issuer (Note 5) (identified cost $5,754,315)		$6,153,648
Income receivable		1,368
Receivable for investments sold		107,161
Receivable for shares sold		10,013
TOTAL ASSETS		6,272,190
Liabilities:
Payable for investments purchased	$138,935
Payable for shares redeemed	8,393
Payable for transfer and dividend disbursing agent fees and expenses	15,567
Payable for auditing fees	11,311
Payable for portfolio accounting fees	11,546
Payable for distribution services fee (Note 5)	814
Payable for shareholder services fee (Note 5)	1,415
Payable for share registration costs	12,455
Accrued expenses	3,264
TOTAL LIABILITIES		203,700
Net assets for 881,311 shares outstanding		$6,068,490
Net Assets Consist of:
Paid-in capital		$13,604,741
Net unrealized appreciation of investments		399,333
Accumulated net realized loss on investments		(7,907,006)
Accumulated net investment income (loss)		(28,578)
TOTAL NET ASSETS		$6,068,490
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17

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,308,820 ÷ 475,394 shares outstanding), no par value, unlimited shares authorized	$6.96
Offering price per share	$6.96
Redemption proceeds per share	$6.96
Class A Shares:
Net asset value per share ($1,604,027 ÷ 232,722 shares outstanding), no par value, unlimited shares authorized	$6.89
Offering price per share (100/94.50 of $6.89)	$7.29
Redemption proceeds per share	$6.89
Class C Shares:
Net asset value per share ($1,155,643 ÷ 173,195 shares outstanding), no par value, unlimited shares authorized	$6.67
Offering price per share	$6.67
Redemption proceeds per share (99.00/100 of $6.67)	$6.60
  See Notes which are an integral part of the Financial Statements
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18

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $122 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $10)			$30,528
Expenses:
Investment adviser fee (Note 5)		$38,008
Administrative personnel and services fee (Note 5)		115,947
Custodian fees		16,443
Transfer and dividend disbursing agent fees and expenses		30,835
Directors'/Trustees' fees		528
Auditing fees		11,342
Legal fees		4,140
Portfolio accounting fees		34,343
Distribution services fee — Class C Shares (Note 5)		5,000
Shareholder services fee — Class A Shares (Note 5)		2,148
Shareholder services fee — Class C Shares (Note 5)		1,667
Share registration costs		20,857
Printing and postage		19,307
Insurance premiums		2,205
Miscellaneous		1,482
TOTAL EXPENSES		304,252
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(38,008)
Waiver of administrative personnel and services fee	(22,652)
Reimbursement of other operating expenses	(185,302)
TOTAL WAIVERS AND REIMBURSEMENTS		(245,962)
Net expenses			58,290
Net investment income (loss)			(27,762)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			396,005
Net change in unrealized appreciation of investments			(86,472)
Net realized and unrealized gain on investments			309,533
Change in net assets resulting from operations			$281,771
  See Notes which are an integral part of the Financial Statements
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19

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(27,762)	$(47,642)
Net realized gain (loss) on investments	396,005	(7,274,016)
Net change in unrealized appreciation/depreciation of investments	(86,472)	1,589,177
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	281,771	(5,732,481)
Share Transactions:
Proceeds from sale of shares	2,239,223	4,037,000
Cost of shares redeemed	(2,789,354)	(7,413,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(550,131)	(3,376,895)
Change in net assets	(268,360)	(9,109,376)
Net Assets:
Beginning of period	6,336,850	15,446,226
End of period (including accumulated net investment income (loss) of $(28,578) and $(816), respectively)	$6,068,490	$6,336,850
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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21

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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22

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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23

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	229,031	$1,646,209	396,523	$2,399,606
Shares redeemed	(253,912)	(1,784,485)	(875,070)	(5,394,526)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,881)	$(138,276)	(478,547)	$(2,994,920)
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24

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	46,223	$319,349	159,748	$971,747
Shares redeemed	(64,607)	(447,538)	(165,560)	(1,017,358)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(18,384)	$(128,189)	(5,812)	$(45,611)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	41,314	$273,665	104,084	$665,647
Shares redeemed	(81,829)	(557,331)	(166,401)	(1,002,011)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(40,515)	$(283,666)	(62,317)	$(336,364)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(83,780)	$(550,131)	(546,676)	$(3,376,895)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $5,754,315. The net unrealized appreciation of investments for federal tax purposes was $399,333. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $638,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $238,738.

At July 31, 2009, the Fund had a capital loss carryforward of $2,191,573 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $37,946 of its fee and voluntarily reimbursed $185,302 of other operating expenses.

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25

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,652 of its fee. The net fee paid to FAS was 2.823% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore, the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $1,201 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

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26

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $296 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 1.75% and 2.50%, (the “Fee Limit”) respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $62. Transactions with the affiliated company during the six months ended January 31, 2010, were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	536	3,205,889	3,022,609	183,816	$183,816	$122
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$6,830,758
Sales	$7,487,293

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits Semi-Annual Shareholder Report
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based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 5, 2010, the shareholders of Federated MDT Small Cap Value Fund approved the merger of Federated MDT Small Cap Value Fund into the Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Small Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries Semi-Annual Shareholder Report
32

for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R817
Cusip 31421R791

36359 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Small Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$6.63	$10.28	$13.28	$11.14	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)	(0.02)[3]	(0.05)[3]	(0.07)[3]	(0.10)[3]
Net realized and unrealized gain (loss) on investments	0.35	(3.63)	(2.24)	2.21	1.24
TOTAL FROM INVESTMENT OPERATIONS	0.33	(3.65)	(2.29)	2.14	1.14
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.71)	—	—
Net Asset Value, End of Period	$6.96	$6.63	$10.28	$13.28	$11.14
Total Return[4]	4.98%	(35.51)%	(17.92)%	19.21%	11.40%
Ratios to Average Net Assets:
Net expenses	1.50%[5]	1.49%	1.50%	1.50%	1.76%[5]
Net investment income (loss)	(0.58)%[5]	(0.30)%	(0.43)%	(0.51)%	(0.91)%[5]
Expense waiver/reimbursement[6]	7.43%[5]	5.22%	3.55%	8.14%	9.41%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,309	$3,319	$10,064	$3,595	$784
Portfolio turnover	108%	222%	243%	237%	209%
1	MDT Small Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Core Fund (the”Fund”) as of the close of business on December 8, 2006. Prior to the reorganzation, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,049.80	$7.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.64	$7.63
1	Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Property Liability Insurance	5.6%
Multi-Line Insurance	4.8%
Clothing Stores	4.5%
Electric Utility	4.4%
Undesignated Consumer Cyclicals	4.3%
Miscellaneous Components	3.8%
Ethical Drugs	3.2%
Offshore Driller	3.1%
Commodity Chemicals	2.8%
Home Products	2.8%
Software Packaged/Custom	2.8%
Semiconductor Manufacturing	2.6%
Apparel	2.4%
Financial Services	2.2%
Regional Banks	2.2%
Shoes	2.1%
Home Health Care	2.0%
Airline — Regional	1.9%
Electric & Electronic Original Equipment Manufacturers	1.8%
Specialty Retailing	1.7%
Other Communications Equipment	1.6%
Furniture	1.5%
Oil Well Supply	1.5%
Undesignated Health	1.4%
Semiconductor Manufacturing Equipment	1.3%
Computer Services	1.1%
Miscellaneous Food Products	1.1%
Department Stores	1.0%
Other Tobacco Products	1.0%
Paper Products	1.0%
Other[2]	24.9%
Cash Equivalents[3]	3.0%
Other Assets and Liabilities — Net[4]	(1.4)%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Airline@0018National – 0.9%
5,493		Aircastle Ltd.	52,238
		Airline@0018Regional – 1.9%
1,865	[1]	Alaska Air Group, Inc.	58,449
3,821		SkyWest, Inc.	55,901
		TOTAL	114,350
		Apparel – 2.4%
3,348	[1]	Carter's, Inc.	86,579
331	[1]	G-III Apparel Group Ltd.	5,763
3,042		Jones Apparel Group, Inc.	43,927
361		Oxford Industries, Inc.	6,440
		TOTAL	142,709
		Auto Original Equipment Manufacturers – 0.8%
2,788	[1]	Tenneco Automotive, Inc.	49,292
		Auto Rentals – 0.6%
122	[1]	AMERCO	4,610
1,199	[1]	Dollar Thrifty Automotive Group	29,208
		TOTAL	33,818
		Beer – 0.3%
370	[1]	The Boston Beer Co., Inc., Class A	16,965
		Biotechnology – 0.8%
1,384	[1]	Exelixis, Inc.	9,176
414	[1]	Martek Biosciences Corp.	8,918
1,004	[1]	Nektar Therapeutics	11,466
771	[1]	Targacept, Inc.	16,152
		TOTAL	45,712
		Book Publishing – 0.5%
946		Scholastic Corp.	28,285
		Building Materials – 0.7%
267	[1]	Drew Industries, Inc.	4,966
1,020		Universal Forest Products, Inc.	34,619
		TOTAL	39,585
		Clothing Stores – 4.5%
2,008	[1]	AnnTaylor Stores Corp.	25,220
496		Cato Corp., Class A	10,143
227	[1]	Children's Place Retail Stores, Inc.	7,219
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Shares			Value
2,632	[1]	Fossil, Inc.	85,935
3,761	[1]	J. Crew Group, Inc.	147,469
		TOTAL	275,986
		Commodity Chemicals – 2.8%
1,460		Newmarket Corp.	131,721
222		Stepan Co.	12,982
1,358		Westlake Chemical Corp.	27,880
		TOTAL	172,583
		Computer Peripherals – 0.4%
689	[1]	Aruba Networks, Inc.	7,158
1,249	[1]	Emulex Corp.	14,039
		TOTAL	21,197
		Computer Services – 1.1%
319	[1]	Manhattan Associates, Inc.	6,690
2,243	[1]	Synnex Corp.	59,372
		TOTAL	66,062
		Cosmetics & Toiletries – 0.3%
1,089	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	21,127
		Crude Oil & Gas Production – 0.7%
1,390		Berry Petroleum Co., Class A	37,641
184	[1]	Clayton Williams Energy, Inc.	6,039
		TOTAL	43,680
		Defense Aerospace – 0.2%
401	[1]	AAR Corp.	9,291
		Department Stores – 1.0%
2,641		Dillards, Inc., Class A	43,735
2,356	[1]	Saks, Inc.	15,173
		TOTAL	58,908
		Discount Department Stores – 0.4%
1,791	[1]	99 Cents Only Stores	23,355
		Diversified Leisure – 0.2%
421	[1]	Life Time Fitness, Inc.	10,083
		Electric & Electronic Original Equipment Manufacturers – 1.8%
2,449	[1]	American Superconductor Corp.	93,111
2,254	[1]	Exide Corp.	17,423
		TOTAL	110,534
		Electric Utility – 4.4%
1,196		Avista Corp.	24,374
Semi-Annual Shareholder Report
7

Shares			Value
221		Black Hills Corp.	5,742
1,794	[1]	El Paso Electric Co.	34,534
1,659		Idacorp, Inc.	52,010
4,958		UniSource Energy Corp.	152,409
		TOTAL	269,069
		Electrical Equipment – 0.5%
65		American Science & Engineering, Inc.	5,046
617		Smith (A.O.) Corp.	26,272
		TOTAL	31,318
		Electronic Components – 0.2%
428		Methode Electronics, Inc., Class A	4,704
302	[1]	Volterra Semiconductor Corp.	5,886
		TOTAL	10,590
		Electronic Instruments – 0.3%
251	[1]	Cymer, Inc.	7,874
498	[1]	OSI Systems, Inc.	13,182
		TOTAL	21,056
		Ethical Drugs – 3.2%
5,738	[1]	Valeant Pharmaceuticals International	192,051
		Financial Services – 2.2%
1,536	[1]	America's Car-Mart, Inc.	36,142
151	[1]	Dollar Financial Corp.	3,405
3,354		Hercules Technology Growth Capital, Inc.	33,742
1,061	[1]	Nelnet, Inc., Class A	17,708
2,433	[1]	Verifone Holdings, Inc.	43,283
		TOTAL	134,280
		Food Wholesaling – 0.5%
1,014	[1]	Core-Mark Holding Co., Inc.	30,237
		Furniture – 1.5%
3,701		Tempur-Pedic International, Inc.	92,118
		Gas Distributor – 0.3%
672		Southwest Gas Corp.	18,594
		Generic Drugs – 0.3%
1,536	[1]	Impax Laboratories, Inc.	20,429
		Greeting Cards – 0.4%
1,404		American Greetings Corp., Class A	25,946
		Grocery Chain – 0.3%
563		Weis Markets, Inc.	19,992
Semi-Annual Shareholder Report
8

Shares			Value
		Home Health Care – 2.0%
954	[1]	Amedisys, Inc.	52,422
1,376	[1]	Gentiva Health Services, Inc.	35,143
2,408	[1]	Odyssey Healthcare, Inc.	35,350
		TOTAL	122,915
		Home Products – 2.8%
3,935		Tupperware Brands Corp.	167,080
		Household Appliances – 0.1%
63		National Presto Industries, Inc.	7,215
		Industrial Machinery – 0.3%
1,359	[1]	Blount International, Inc.	15,139
		Leasing – 0.0%
375	[1]	CAI International, Inc.	2,978
		Life Insurance – 0.7%
5,983		American Equity Investment Life Holding Co.	43,915
		Maritime – 0.6%
2,489		TAL International Group, Inc.	35,095
		Medical Supplies – 0.2%
684	[1]	Quidel Corp.	9,084
		Medical Technology – 0.2%
499	[1]	Cantel Medical Corp.	9,621
308	[1]	Ev3, Inc.	4,490
		TOTAL	14,111
		Metal Fabrication – 0.4%
1,621		Worthington Industries, Inc.	23,456
		Miscellaneous Components – 3.8%
3,345	[1]	Amkor Technology, Inc.	19,033
4,869	[1]	Atheros Communications	156,149
897	[1]	MKS Instruments, Inc.	14,890
746	[1]	Power Integrations, Inc.	23,283
1,439	[1]	Zoran Corp.	15,786
		TOTAL	229,141
		Miscellaneous Food Products – 1.1%
1,524	[1]	Fresh Del Monte Produce, Inc.	30,983
1,333		The Anderson's, Inc.	35,964
		TOTAL	66,947
		Miscellaneous Machinery – 0.1%
133		Nordson Corp.	7,520
Semi-Annual Shareholder Report
9

Shares			Value
		Miscellaneous Metals – 0.5%
400		AMCOL International Corp.	10,052
2,009	[1]	Stillwater Mining Co.	20,190
		TOTAL	30,242
		Money Center Bank – 0.5%
1,441		International Bancshares Corp.	30,030
		Multi-Industry Capital Goods – 0.2%
301		Acuity Brands, Inc.	10,770
		Multi-Line Insurance – 4.8%
910	[1]	Amerisafe, Inc.	15,743
548		FBL Financial Group, Inc., Class A	9,831
547	[1]	FPIC Insurance Group, Inc.	20,759
1,852		Harleysville Group, Inc.	59,820
1,229		Infinity Property & Casualty	48,742
1,801		Montpelier Re Holdings Ltd.	30,419
1,911	[1]	Navigators Group, Inc.	81,542
630		Safety Insurance Group, Inc.	22,050
		TOTAL	288,906
		Mutual Fund Adviser – 0.5%
970		Calamos Asset Management, Inc.	12,561
814		Cohen & Steers, Inc.	16,557
		TOTAL	29,118
		Office Furniture – 0.6%
1,516		HNI Corp.	37,930
		Office Supplies – 0.6%
637	[1]	United Stationers, Inc.	34,755
		Offshore Driller – 3.1%
5,087	[1]	Bristow Group, Inc.	181,606
644	[1]	Pioneer Drilling Co.	5,120
		TOTAL	186,726
		Oil Service, Explore & Drill – 0.2%
1,236	[1]	Global Industries Ltd.	8,615
498	[1]	Key Energy Services, Inc.	4,816
		TOTAL	13,431
		Oil Well Supply – 1.5%
1,400		Carbo Ceramics, Inc.	92,288
		Other Communications Equipment – 1.6%
1,015	[1]	Netgear, Inc.	20,950
Semi-Annual Shareholder Report
10

Shares			Value
5,844	[1]	Skyworks Solutions, Inc.	74,160
		TOTAL	95,110
		Other Steel Producer – 0.1%
407		Gibraltar Industries, Inc.	5,674
		Other Tobacco Products – 1.0%
1,343		Universal Corp.	60,959
		Packaged Foods – 0.7%
2,790	[1]	Chiquita Brands International	40,929
56		Lancaster Colony Corp.	3,055
		TOTAL	43,984
		Paper Products – 1.0%
703	[1]	Buckeye Technologies, Inc.	8,042
1,202		Rock-Tenn Co.	51,314
		TOTAL	59,356
		Personal Loans – 0.7%
489	[1]	Ezcorp, Inc., Class A	8,880
879	[1]	World Acceptance Corp.	35,503
		TOTAL	44,383
		Personnel Agency – 0.4%
265		Heidrick & Struggles International, Inc.	6,739
1,308	[1]	Korn/Ferry International	19,358
		TOTAL	26,097
		Plastic – 0.5%
767	[1]	Polyone Corp.	5,714
771		Schulman (A.), Inc.	17,363
345		Tredegar Industries, Inc.	5,582
		TOTAL	28,659
		Plastic Containers – 0.4%
1,435	[1]	Bway Holding Co.	24,481
		Printed Circuit Boards – 0.7%
913	[1]	Benchmark Electronics, Inc.	16,635
1,997		Sanmina-SCI Corp.	26,360
		TOTAL	42,995
		Printing – 0.8%
307	[1]	Consolidated Graphics, Inc.	10,361
1,780	[1]	Valassis Communications, Inc.	37,256
		TOTAL	47,617
Semi-Annual Shareholder Report
11

Shares			Value
		Property Liability Insurance – 5.6%
600		American Physicians Capital, Inc.	16,656
76	[1]	Argo Group International Holdings Ltd.	2,032
1,496	[1]	CNA Surety Corp.	20,944
771	[1]	First Mercury Financial Corp.	10,108
5,043		Horace Mann Educators Corp.	60,466
397		Max Capital Group Ltd.	8,940
1,153		Meadowbrook Insurance Group, Inc.	7,783
1,902		OneBeacon Insurance Group Ltd.	24,688
2,648		Platinum Underwriters Holdings Ltd.	96,017
1,199	[1]	ProAssurance Corp.	60,861
2,215		Selective Insurance Group, Inc.	34,266
		TOTAL	342,761
		Psychiatric Centers – 0.1%
192	[1]	Magellan Health Services, Inc.	7,580
		Regional Banks – 2.2%
1,707		CVB Financial Corp.	16,353
733		First Financial Bancorp	12,021
1,250		Oriental Financial Group	14,225
262		S & T Bancorp, Inc.	4,590
1,639	[1]	SVB Financial Group	71,116
506		Wintrust Financial Corp.	17,579
		TOTAL	135,884
		Resorts – 0.5%
963	[1]	Vail Resorts, Inc.	32,453
		Restaurant – 0.9%
1,522		Bob Evans Farms, Inc.	42,479
1,974		Ruby Tuesday, Inc.	13,640
		TOTAL	56,119
		Rubber – 0.7%
2,567		Cooper Tire & Rubber Co.	43,716
		Savings & Loan – 0.5%
241		Brookline Bancorp, Inc.	2,412
1,763		Flushing Financial Corp.	21,597
473		OceanFirst Financial Corp.	4,900
		TOTAL	28,909
		Securities Brokerage – 0.5%
750	[1]	Interactive Brokers Group, Inc., Class A	11,925
676	[1]	Penson Worldwide, Inc.	5,692
Semi-Annual Shareholder Report
12

Shares			Value
897		SWS Group, Inc.	10,764
		TOTAL	28,381
		Semiconductor Manufacturing – 2.6%
616	[1]	ATMI, Inc.	10,336
774	[1]	Cabot Microelectronics Corp.	27,206
1,330	[1]	Diodes, Inc.	22,184
744	[1]	NetLogic Microsystems, Inc.	30,474
1,752	[1]	Omnivision Technologies, Inc.	22,601
251	[1]	Plexus Corp.	8,537
4,334	[1]	RF Micro Devices, Inc.	16,686
1,004	[1]	Standard Microsystems Corp.	20,030
		TOTAL	158,054
		Semiconductor Manufacturing Equipment – 1.3%
959	[1]	Advanced Energy Industries, Inc.	12,582
350	[1]	Brooks Automation, Inc.	2,919
2,072	[1]	Veeco Instruments, Inc.	65,931
		TOTAL	81,432
		Shoes – 2.1%
446		Brown Shoe Co., Inc.	5,464
442	[1]	Collective Brands, Inc.	8,699
1,205	[1]	Crocs, Inc.	8,857
684	[1]	DSW, Inc., Class A	16,484
1,621	[1]	Skechers USA, Inc., Class A	45,485
677	[1]	Steven Madden Ltd.	27,175
1,002	[1]	Timberland Co., Class A	17,234
		TOTAL	129,398
		Silver Production – 0.1%
516		Coeur d'Alene Mines Corp.	7,234
		Software Packaged/Custom – 2.8%
1,832	[1]	Blue Coat Systems, Inc.	45,159
524	[1]	Bottomline Technologies, Inc.	9,065
598	[1]	Echelon Corp.	5,077
503	[1]	MicroStrategy, Inc., Class A	47,141
1,345		Pegasystems, Inc.	44,721
794	[1]	Sourcefire, Inc.	16,555
		TOTAL	167,718
Semi-Annual Shareholder Report
13

Shares			Value
		Specialty Chemicals – 0.5%
274		Minerals Technologies, Inc.	13,097
543	[1]	OM Group, Inc.	17,713
		TOTAL	30,810
		Specialty Retailing – 1.7%
826		Finish Line, Inc., Class A	9,160
1,114		Group 1 Automotive, Inc.	32,306
1,327	[1]	Jo-Ann Stores, Inc.	46,471
458	[1]	Kirkland's, Inc.	7,081
733		Pep Boys-Manny Moe & Jack	6,121
		TOTAL	101,139
		Technology Services – 0.1%
59		VSE Corporation	2,990
		Telecommunication Equipment & Services – 0.2%
2,111	[1]	ADC Telecommunications, Inc.	11,209
		Tobacco – 0.3%
4,065	[1]	Alliance One International, Inc.	20,691
		Undesignated Consumer Cyclicals – 4.3%
1,246	[1]	Bridgepoint Education, Inc.	18,154
3,639	[1]	Corinthian Colleges, Inc.	50,946
1,087	[1]	Cornell Corrections, Inc.	22,827
937	[1]	Grand Canyon Education, Inc.	18,712
2,752		Nu Skin Enterprises, Inc., Class A	63,956
3,013	[1]	Wright Express Corp.	88,462
		TOTAL	263,057
		Undesignated Consumer Staples – 0.7%
462	[1]	Medifast, Inc.	7,692
1,771		Nutri/System, Inc.	36,058
		TOTAL	43,750
		Undesignated Health – 1.4%
3,223	[1]	HealthSouth Corp.	58,046
1,612	[1]	Healthspring, Inc.	28,033
		TOTAL	86,079
		Undesignated Technology – 0.2%
683	[1]	RightNow Technologies, Inc.	10,921
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,570,499)	5,969,832
Semi-Annual Shareholder Report
14

Shares			Value
		MUTUAL FUND – 3.0%
183,816	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	183,816
		TOTAL INVESTMENTS — 101.4% (IDENTIFIED COST $5,754,315)[4]	6,153,648
		OTHER ASSETS AND LIABILITIES - NET — (1.4)%[5]	(85,158)
		TOTAL NET ASSETS — 100%	$6,068,490
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $183,816 of investments in an affiliated issuer (Note 5) (identified cost $5,754,315)		$6,153,648
Income receivable		1,368
Receivable for investments sold		107,161
Receivable for shares sold		10,013
TOTAL ASSETS		6,272,190
Liabilities:
Payable for investments purchased	$138,935
Payable for shares redeemed	8,393
Payable for transfer and dividend disbursing agent fees and expenses	15,567
Payable for auditing fees	11,311
Payable for portfolio accounting fees	11,546
Payable for distribution services fee (Note 5)	814
Payable for shareholder services fee (Note 5)	1,415
Payable for share registration costs	12,455
Accrued expenses	3,264
TOTAL LIABILITIES		203,700
Net assets for 881,311 shares outstanding		$6,068,490
Net Assets Consist of:
Paid-in capital		$13,604,741
Net unrealized appreciation of investments		399,333
Accumulated net realized loss on investments		(7,907,006)
Accumulated net investment income (loss)		(28,578)
TOTAL NET ASSETS		$6,068,490
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,308,820 ÷ 475,394 shares outstanding), no par value, unlimited shares authorized	$6.96
Offering price per share	$6.96
Redemption proceeds per share	$6.96
Class A Shares:
Net asset value per share ($1,604,027 ÷ 232,722 shares outstanding), no par value, unlimited shares authorized	$6.89
Offering price per share (100/94.50 of $6.89)	$7.29
Redemption proceeds per share	$6.89
Class C Shares:
Net asset value per share ($1,155,643 ÷ 173,195 shares outstanding), no par value, unlimited shares authorized	$6.67
Offering price per share	$6.67
Redemption proceeds per share (99.00/100 of $6.67)	$6.60
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $122 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $10)			$30,528
Expenses:
Investment adviser fee (Note 5)		$38,008
Administrative personnel and services fee (Note 5)		115,947
Custodian fees		16,443
Transfer and dividend disbursing agent fees and expenses		30,835
Directors'/Trustees' fees		528
Auditing fees		11,342
Legal fees		4,140
Portfolio accounting fees		34,343
Distribution services fee — Class C Shares (Note 5)		5,000
Shareholder services fee — Class A Shares (Note 5)		2,148
Shareholder services fee — Class C Shares (Note 5)		1,667
Share registration costs		20,857
Printing and postage		19,307
Insurance premiums		2,205
Miscellaneous		1,482
TOTAL EXPENSES		304,252
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(38,008)
Waiver of administrative personnel and services fee	(22,652)
Reimbursement of other operating expenses	(185,302)
TOTAL WAIVERS AND REIMBURSEMENTS		(245,962)
Net expenses			58,290
Net investment income (loss)			(27,762)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			396,005
Net change in unrealized appreciation of investments			(86,472)
Net realized and unrealized gain on investments			309,533
Change in net assets resulting from operations			$281,771
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(27,762)	$(47,642)
Net realized gain (loss) on investments	396,005	(7,274,016)
Net change in unrealized appreciation/depreciation of investments	(86,472)	1,589,177
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	281,771	(5,732,481)
Share Transactions:
Proceeds from sale of shares	2,239,223	4,037,000
Cost of shares redeemed	(2,789,354)	(7,413,895)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(550,131)	(3,376,895)
Change in net assets	(268,360)	(9,109,376)
Net Assets:
Beginning of period	6,336,850	15,446,226
End of period (including accumulated net investment income (loss) of $(28,578) and $(816), respectively)	$6,068,490	$6,336,850
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
20

type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
21

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report
22

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	229,031	$1,646,209	396,523	$2,399,606
Shares redeemed	(253,912)	(1,784,485)	(875,070)	(5,394,526)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(24,881)	$(138,276)	(478,547)	$(2,994,920)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	46,223	$319,349	159,748	$971,747
Shares redeemed	(64,607)	(447,538)	(165,560)	(1,017,358)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(18,384)	$(128,189)	(5,812)	$(45,611)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	41,314	$273,665	104,084	$665,647
Shares redeemed	(81,829)	(557,331)	(166,401)	(1,002,011)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(40,515)	$(283,666)	(62,317)	$(336,364)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(83,780)	$(550,131)	(546,676)	$(3,376,895)
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4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $5,754,315. The net unrealized appreciation of investments for federal tax purposes was $399,333. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $638,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $238,738.

At July 31, 2009, the Fund had a capital loss carryforward of $2,191,573 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $37,946 of its fee and voluntarily reimbursed $185,302 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,652 of its fee. The net fee paid to FAS was 2.823% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore, the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $1,201 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $296 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 1.75% and 2.50%, (the “Fee Limit”) respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

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General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $62. Transactions with the affiliated company during the six months ended January 31, 2010, were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	536	3,205,889	3,022,609	183,816	$183,816	$122

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$6,830,758
Sales	$7,487,293

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in Semi-Annual Shareholder Report
26

concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 5, 2010, the shareholders of Federated MDT Small Cap Value Fund approved the merger of Federated MDT Small Cap Value Fund into the Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Small Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries Semi-Annual Shareholder Report
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for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R783

36363 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Small Cap
Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.85	$11.57	$12.95	$10.59	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[3]	(0.08)[3]	(0.14)[3]	(0.14)[3]	(0.17)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	(3.64)	(1.17)	2.50	0.76
TOTAL FROM INVESTMENT OPERATIONS	0.11	(3.72)	(1.31)	2.36	0.59
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.07)	—	—
Regulatory Settlement Proceeds	—	0.00[4]	—	—	—
Net Asset Value, End of Period	$7.96	$7.85	$11.57	$12.95	$10.59
Total Return[5]	1.40%	(32.15)%[6]	(10.20)%	22.29%	5.90%
Ratios to Average Net Assets:
Net expenses	1.75%[7]	1.75%	1.75%	1.75%	2.02%[7]
Net investment income (loss)	(1.17)% [7]	(1.04)%	(1.20)%	(1.16)%	(1.50)% [7]
Expense waiver/reimbursement[8]	1.20%[7]	1.02%	1.05%	25.97%	22.65%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,543	$21,682	$31,874	$532	$157
Portfolio turnover	78%	244%	212%	157%	157%
1	MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009	Period Ended 7/31/2008[1]
Net Asset Value, Beginning of Period	$7.81	$11.61	$11.26
Income From Investment Operations:
Net investment income (loss)	(0.08)[2]	(0.14)[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.17	(3.66)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.09	(3.80)	0.35
Regulatory Settlement Proceeds	—	0.00[3]	—
Net Asset Value, End of Period	$7.90	$7.81	$11.61
Total Return[4]	1.15%	(32.73)%	3.11%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.50%	2.50%[5]
Net investment income (loss)	(1.93)% [5]	(1.75)%	(1.96)%[5]
Expense waiver/reimbursement[6]	1.20%[5]	1.02%	1.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,510	$3,088	$9,811
Portfolio turnover	78%	244%	212%[7]
1	Reflects operations for the period from March 18, 2008 (date of initial investment) to July 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.62	$11.32	$12.77	$10.52	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.08)[3]	(0.14)[3]	(0.22)[3]	(0.23)[3]	(0.26)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	(3.56)	(1.16)	2.48	0.78
TOTAL FROM INVESTMENT OPERATIONS	0.08	(3.70)	(1.38)	2.25	0.52
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.07)	—	—
Regulatory Settlement Proceeds	—	0.00[4]	—	—	—
Net Asset Value, End of Period	$7.70	$7.62	$11.32	$12.77	$10.52
Total Return[5]	1.05%	(32.69)%	(10.89)%	21.39%	5.20%
Ratios to Average Net Assets:
Net expenses	2.49%[6]	2.50%	2.47%	2.50%	2.77%[6]
Net investment income (loss)	(1.92)%[6]	(1.79)%	(1.93)%	(1.92)%	(2.25)%[6]
Expense waiver/reimbursement[7]	1.20%[6]	1.02%	1.07%	27.07%	25.65%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,126	$4,069	$6,450	$702	$348
Portfolio turnover	78%	244%	212%	157%	157%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.00	$8.88
Class B Shares	$1,000	$1,011.50	$12.68
Class C Shares	$1,000	$1,010.50	$12.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.65	$12.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.49%
Semi-Annual Shareholder Report

5

Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	11.2%
Undesignated Consumer Cyclicals	7.1%
Clothing Stores	6.0%
Medical Supplies	6.0%
Shoes	4.8%
Home Health Care	3.5%
Crude Oil & Gas Production	3.2%
Oil Well Supply	2.7%
Packaged Foods	2.6%
Telecommunication Equipment & Services	2.1%
Home Products	2.0%
Semiconductor Manufacturing Equipment	2.0%
Apparel	1.9%
Miscellaneous Components	1.9%
Semiconductor Manufacturing	1.8%
Undesignated Technology	1.8%
Financial Services	1.7%
Paper Products	1.6%
Commodity Chemicals	1.5%
Computer Services	1.5%
Cosmetics & Toiletries	1.5%
Grocery Chain	1.5%
Miscellaneous Machinery	1.5%
Discount Department Stores	1.3%
Electrical Equipment	1.1%
Biotechnology	1.0%
Building Materials	1.0%
Electric & Electronic Original Equipment Manufacturers	1.0%
Furniture	1.0%
Multi-Industry Capital Goods	1.0%
Other[2]	19.6%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities — Net[4]	(0.0)%
TOTAL	100.0%
Semi-Annual Shareholder Report
6

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
7

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Air Freight & Logistics – 0.4%
8,716	[1]	Hub Group, Inc.	210,143
		Apparel – 1.9%
35,599	[1]	Carter's, Inc.	920,590
8,716	[1]	Maidenform Brands, Inc.	130,304
		TOTAL	1,050,894
		Beer – 0.5%
6,466	[1]	The Boston Beer Co., Inc., Class A	296,466
		Biotechnology – 1.0%
15,894	[1]	Affymetrix, Inc.	83,920
5,702	[1]	Air Methods Corp.	174,310
11,951	[1]	Nektar Therapeutics	136,481
937		PDL BioPharma, Inc.	5,997
5,205	[1]	Regeneron Pharmaceuticals, Inc.	138,765
		TOTAL	539,473
		Broadcasting – 0.2%
4,363	[1]	Loral Space & Communications Ltd.	124,215
		Building Materials – 1.0%
12,104	[1]	Drew Industries, Inc.	225,135
22,227		Quanex Building Products Corp.	357,410
		TOTAL	582,545
		Building Products – 0.5%
11,658		Simpson Manufacturing Co., Inc.	287,486
		Clothing Stores – 6.0%
7,148		Cato Corp., Class A	146,176
53,372	[1]	Chicos Fas, Inc.	681,560
30,172	[1]	Fossil, Inc.	985,116
25,289	[1]	J. Crew Group, Inc.	991,582
12,410	[1]	Jos A. Bank Clothiers, Inc.	520,103
10,573	[1]	Stein Mart, Inc.	83,527
		TOTAL	3,408,064
		Commercial Services – 0.1%
4,895	[1]	Darling International, Inc.	38,132
		Commodity Chemicals – 1.5%
9,372		Newmarket Corp.	845,542
Semi-Annual Shareholder Report
8

Shares			Value
		Computer Peripherals – 0.7%
2,609	[1]	Compellent Technologies, Inc.	51,867
22,643	[1]	Emulex Corp.	254,507
4,695	[1]	STEC, Inc.	65,824
1,329	[1]	Synaptics, Inc.	33,637
		TOTAL	405,835
		Computer Services – 1.5%
5,222	[1]	CACI International, Inc., Class A	250,499
9,906	[1]	Manhattan Associates, Inc.	207,729
12,368		Syntel, Inc.	415,812
		TOTAL	874,040
		Contracting – 0.1%
143	[1]	Baker Michael Corp.	5,579
1,448		VSE Corporation	73,370
		TOTAL	78,949
		Cosmetics & Toiletries – 1.5%
21,247	[1]	Revlon, Inc.	327,416
25,830	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	501,102
		TOTAL	828,518
		Crude Oil & Gas Production – 3.2%
26,764	[1]	Arena Resources, Inc.	1,026,132
15,322	[1]	Carrizo Oil & Gas, Inc.	367,728
9,744	[1]	Gulfport Energy Corp.	100,753
9,088	[1]	McMoRan Exploration Co.	138,228
18,578		W&T Offshore, Inc.	165,530
		TOTAL	1,798,371
		Discount Department Stores – 1.3%
53,398	[1]	99 Cents Only Stores	696,310
2,719		Pricesmart, Inc.	54,407
		TOTAL	750,717
		Diversified Leisure – 0.5%
7,351	[1]	Bally Technologies, Inc.	291,614
		Electric & Electronic Original Equipment Manufacturers – 1.0%
15,093	[1]	American Superconductor Corp.	573,836
		Electrical Equipment – 1.1%
5,249		American Science & Engineering, Inc.	407,532
15,724	[1]	GrafTech International Ltd.	197,494
		TOTAL	605,026
Semi-Annual Shareholder Report
9

Shares			Value
		Electronic Components – 0.5%
13,108	[1]	Volterra Semiconductor Corp.	255,475
		Electronic Instruments – 0.5%
10,474	[1]	OSI Systems, Inc.	277,247
		Entertainment – 0.1%
8,305	[1]	Orbitz Worldwide, Inc.	50,993
		Ethical Drugs – 0.4%
7,912	[1]	Salix Pharmaceuticals Ltd.	231,505
		Financial Services – 1.7%
6,576	[1]	America's Car-Mart, Inc.	154,733
11,285	[1]	Dollar Financial Corp.	254,477
4,104	[1]	Global Cash Access LLC	33,243
30,023	[1]	Verifone Holdings, Inc.	534,109
		TOTAL	976,562
		Food Wholesaling – 0.1%
2,982		Calavo Growers, Inc.	49,978
		Furniture – 1.0%
22,315		Tempur-Pedic International, Inc.	555,420
		Generic Drugs – 0.2%
9,184	[1]	Impax Laboratories, Inc.	122,147
		Grocery Chain – 1.5%
27,322		Casey's General Stores, Inc.	838,239
		Health Care Providers & Services – 0.8%
12,196	[1]	Catalyst Health Solutions, Inc.	479,669
		Home Health Care – 3.5%
12,627	[1]	Amedisys, Inc.	693,854
3,403	[1]	Amerigroup Corp.	86,606
39,072	[1]	Gentiva Health Services, Inc.	997,899
7,001	[1]	LHC Group, Inc.	215,561
		TOTAL	1,993,920
		Home Products – 2.0%
24,257		Tupperware Brands Corp.	1,029,952
3,794		WD 40 Co.	116,742
		TOTAL	1,146,694
		Hotels and Motels – 0.1%
3,467		Ameristar Casinos, Inc.	51,346
		Household Appliances – 0.1%
471		National Presto Industries, Inc.	53,939
Semi-Annual Shareholder Report
10

Shares			Value
		Industrial Machinery – 0.1%
2,941	[1]	Chart Industries, Inc.	47,438
		Insurance Brokerage – 0.1%
3,706		Life Partners Holdings, Inc.	73,675
		Internet Services – 0.4%
4,796	[1]	Blue Nile, Inc.	247,234
		Mail Order – 0.5%
20,352	[1]	Coldwater Creek, Inc.	90,770
10,227	[1]	HSN, Inc.	195,745
		TOTAL	286,515
		Media – 0.2%
10,537	[1]	Dolan Media Co.	104,106
		Medical Supplies – 6.0%
49,030	[1]	American Medical Systems Holdings, Inc.	941,376
8,578	[1]	Emergency Medical Services Corp., Class A	450,431
16,184		Invacare Corp.	405,247
17,140	[1]	Quidel Corp.	227,619
31,429	[1]	Sirona Dental Systems, Inc.	1,011,071
13,128		Steris Corp.	342,378
		TOTAL	3,378,122
		Medical Technology – 0.2%
5,253	[1]	Cyberonics, Inc.	98,441
		Metal Containers – 0.6%
6,358		Silgan Holdings, Inc.	329,662
		Metal Fabrication – 0.9%
2,513		Ampco-Pittsburgh Corp.	64,157
28,821		Worthington Industries, Inc.	417,040
		TOTAL	481,197
		Miscellaneous Communications – 0.0%
1,886	[1]	Cogent Communications Group, Inc.	20,595
		Miscellaneous Components – 1.9%
62,863	[1]	Amkor Technology, Inc.	357,691
23,559	[1]	Power Integrations, Inc.	735,276
		TOTAL	1,092,967
		Miscellaneous Food Products – 0.2%
3,836		Diamond Foods, Inc.	137,789
		Miscellaneous Machinery – 1.5%
4,052		Graham Corp.	64,346
Semi-Annual Shareholder Report
11

Shares			Value
13,585		Nordson Corp.	768,096
		TOTAL	832,442
		Multi-Industry Capital Goods – 1.0%
16,415		Acuity Brands, Inc.	587,329
		Multi-Line Insurance – 0.3%
9,655		FBL Financial Group, Inc., Class A	173,211
		Mutual Fund Adviser – 0.7%
13,101		Cohen & Steers, Inc.	266,474
3,269		GAMCO Investors, Inc., Class A	134,258
		TOTAL	400,732
		Office Furniture – 0.5%
12,193		HNI Corp.	305,069
		Oil Service, Explore & Drill – 0.3%
14,365	[1]	Rex Energy Corp.	177,982
		Oil Well Supply – 2.7%
16,125		Carbo Ceramics, Inc.	1,062,960
3,465		Lufkin Industries, Inc.	219,612
21,154		RPC, Inc.	261,252
		TOTAL	1,543,824
		Other Communications Equipment – 0.5%
17,333	[1]	Syniverse Holdings, Inc.	291,368
		Packaged Foods – 2.6%
51,940	[1]	Bway Holding Co.	886,097
10,697		Lancaster Colony Corp.	583,521
		TOTAL	1,469,618
		Paper Products – 1.6%
18,678		Rock-Tenn Co.	797,364
9,618		Wausau-Mosinee Paper Corp.	84,831
		TOTAL	882,195
		Personal Loans – 0.7%
4,192	[1]	First Cash Financial Services, Inc.	95,703
7,146	[1]	World Acceptance Corp.	288,627
		TOTAL	384,330
		Personnel Agency – 0.2%
8,953	[1]	Dyncorp International, Inc., Class A	107,525
		Poultry Products – 0.2%
1,956		Sanderson Farms, Inc.	91,443
Semi-Annual Shareholder Report
12

Shares			Value
		Printed Circuit Boards – 0.7%
9,689	[1]	Multi-Fineline Electronix, Inc.	231,277
7,309		Park Electrochemical Corp.	191,861
		TOTAL	423,138
		Printing – 0.8%
21,471	[1]	Valassis Communications, Inc.	449,388
		Professional Services – 0.3%
6,529		Corporate Executive Board Co.	151,081
		Psychiatric Centers – 0.4%
10,381	[1]	Psychiatric Solutions, Inc.	228,901
		Recreational Goods – 0.0%
1,234	[1]	Sturm Ruger & Co., Inc.	12,858
		Recreational Vehicles – 0.7%
8,905		Polaris Industries, Inc., Class A	393,690
		Restaurant – 0.9%
289	[1]	California Pizza Kitchen, Inc.	3,988
14,487	[1]	Carrols Restaurant Group, Inc.	91,413
12,661	[1]	Cheesecake Factory, Inc.	267,654
1,283	[1]	Chipotle Mexican Grill, Inc.	123,758
395		DineEquity Inc.	8,982
		TOTAL	495,795
		Roofing & Wallboard – 0.3%
8,348	[1]	Beacon Roofing Supply, Inc.	140,246
		Semiconductor Manufacturing – 1.8%
12,490	[1]	Cavium Networks, Inc.	269,909
13,163	[1]	Cirrus Logic, Inc.	89,772
15,264		Micrel, Inc.	114,022
763	[1]	NVE Corp.	31,817
9,383	[1]	NetLogic Microsystems, Inc.	384,328
8,927	[1]	Semtech Corp.	133,726
		TOTAL	1,023,574
		Semiconductor Manufacturing Equipment – 2.0%
18,172	[1]	Advanced Energy Industries, Inc.	238,416
4,223	[1]	Tessera Technologies, Inc.	72,509
25,562	[1]	Veeco Instruments, Inc.	813,383
		TOTAL	1,124,308
		Services to Medical Professionals – 0.1%
2,458	[1]	PharMerica Corp.	40,016
Semi-Annual Shareholder Report
13

Shares			Value
2,037	[1]	Virtual Radiologic Corp.	21,552
		TOTAL	61,568
		Shoes – 4.8%
18,900	[1]	Collective Brands, Inc.	371,952
11,244	[1]	Deckers Outdoor Corp.	1,103,824
21,572	[1]	Steven Madden Ltd.	865,900
22,105	[1]	Timberland Co., Class A	380,206
		TOTAL	2,721,882
		Software Packaged/Custom – 11.2%
1,845	[1]	ACI Worldwide, Inc.	29,538
6,147	[1]	Actuate Software Corp.	30,673
8,564	[1]	Advent Software, Inc.	323,291
7,667	[1]	ArcSight, Inc.	182,091
4,381	[1]	Ariba, Inc.	55,157
22,982	[1]	Art Technology Group, Inc.	102,959
16,571	[1]	Blue Coat Systems, Inc.	408,475
3,157	[1]	Bottomline Technologies, Inc.	54,616
36,289	[1]	CSG Systems International, Inc.	704,369
13,014	[1]	Ebix, Inc.	188,443
9,146	[1]	Echelon Corp.	77,650
19,709	[1]	GSI Commerce, Inc.	448,577
25,340	[1]	Informatica Corp.	600,305
17,402	[1]	Interactive Intelligence, Inc.	301,055
8,429	[1]	MicroStrategy, Inc., Class A	789,966
16,313		Pegasystems, Inc.	542,407
4,169	[1]	Progress Software Corp.	117,274
30,280	[1]	S1 Corp.	181,074
23,537	[1]	Solera Holdings, Inc.	779,310
47,028	[1]	Tibco Software, Inc.	421,371
2,069	[1]	Websense, Inc.	38,339
		TOTAL	6,376,940
		Specialty Chemicals – 0.6%
3,056		Chemed Corp.	142,104
5,496		Koppers Holdings, Inc.	153,448
318	[1]	LSB Industries, Inc.	4,182
2,530		Zep, Inc.	55,964
		TOTAL	355,698
Semi-Annual Shareholder Report
14

Shares			Value
		Specialty Machinery – 0.3%
5,623		Woodward Governor Co.	142,993
		Specialty Retailing – 0.8%
7,546		Big 5 Sporting Goods Corp.	110,247
11,042	[1]	Kirkland's, Inc.	170,709
8,222		Lumber Liquidators, Inc.	194,697
		TOTAL	475,653
		Technology Services – 0.2%
4,230	[1]	Stanley, Inc.	110,741
		Telecommunication Equipment & Services – 2.1%
7,699	[1]	Acme Packet, Inc.	79,685
16,786	[1]	Brightpoint, Inc.	98,030
6,150	[1]	Oplink Communications, Inc.	91,327
34,280		Plantronics, Inc.	905,678
		TOTAL	1,174,720
		Telephone Utility – 0.2%
7,723		Consolidated Communications Holdings, Inc.	132,295
		Undesignated Consumer Cyclicals – 7.1%
2,433	[1]	APAC Customer Services, Inc.	12,603
14,407	[1]	Avis Budget Group, Inc.	155,884
25,434	[1]	Bridgepoint Education, Inc.	370,573
1,724	[1]	Capella Education Co.	126,507
16,462	[1]	Corinthian Colleges, Inc.	230,468
9,816	[1]	Euronet Worldwide, Inc.	200,443
17,115	[1]	Grand Canyon Education, Inc.	341,787
31,789		Nu Skin Enterprises, Inc., Class A	738,776
12,576	[1]	Parexel International Corp.	243,220
24,931	[1]	TeleTech Holdings, Inc.	474,686
13,408	[1]	Universal Technical Institute, Inc.	246,305
30,825	[1]	Wright Express Corp.	905,022
		TOTAL	4,046,274
		Undesignated Consumer Staples – 0.2%
4,084	[1]	USANA, Inc.	116,067
		Undesignated Technology – 1.8%
65,260	[1]	RightNow Technologies, Inc.	1,043,507
		Wireless Communications – 0.7%
16,716	[1]	InterDigital, Inc.	414,390
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,339,122)	55,833,516
Semi-Annual Shareholder Report
15

Shares			Value
		MUTUAL FUND – 1.6%
903,246	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	903,246
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $50,242,368)[4]	56,736,762
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[5]	(9,971)
		TOTAL NET ASSETS — 100%	$56,726,791
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $903,246 of investments in an affiliated issuer (Note 5) (identified cost $50,242,368)		$56,736,762
Income receivable		14,381
Receivable for investments sold		759,193
Receivable for shares sold		53,459
TOTAL ASSETS		57,563,795
Liabilities:
Payable for investments purchased	$452,642
Payable for shares redeemed	223,726
Payable for transfer and dividend disbursing agent fees and expenses	94,201
Payable for portfolio accounting fees	14,242
Payable for distribution services fee (Note 5)	3,839
Payable for shareholder services fee (Note 5)	14,981
Accrued expenses	33,373
TOTAL LIABILITIES		837,004
Net assets for 7,100,565 shares outstanding		$56,726,791
Net Assets Consist of:
Paid-in capital		$103,885,045
Net unrealized appreciation of investments		6,494,394
Accumulated net realized loss on investments and foreign currency transactions		(53,292,638)
Accumulated net investment income (loss)		(360,010)
TOTAL NET ASSETS		$56,726,791
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($31,547,970 ÷ 3,920,378 shares outstanding), no par value, unlimited shares authorized	$8.05
Offering price per share	$8.05
Redemption proceeds per share	$8.05
Class A Shares:
Net asset value per share ($19,542,894 ÷ 2,456,220 shares outstanding), no par value, unlimited shares authorized	$7.96
Offering price per share (100/94.50 of $7.96)	$8.42
Redemption proceeds per share	$7.96
Class B Shares:
Net asset value per share ($2,509,588 ÷ 317,846 shares outstanding), no par value, unlimited shares authorized	$7.90
Offering price per share	$7.90
Redemption proceeds per share (94.50/100 of $7.90)	$7.46
Class C Shares:
Net asset value per share ($3,126,339 ÷ 406,121 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share	$7.70
Redemption proceeds per share (99.00/100 of $7.70)	$7.62
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $1,314 received from an affiliated issuer (Note 5))			$187,575
Expenses:
Investment adviser fee (Note 5)		$375,227
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		23,522
Transfer and dividend disbursing agent fees and expenses		213,393
Directors'/Trustees' fees		749
Auditing fees		11,343
Legal fees		4,146
Portfolio accounting fees		40,063
Distribution services fee — Class B Shares (Note 5)		10,699
Distribution services fee — Class C Shares (Note 5)		13,689
Shareholder services fee — Class A Shares (Note 5)		25,707
Shareholder services fee — Class B Shares (Note 5)		3,566
Shareholder services fee — Class C Shares (Note 5)		4,263
Account administration fee — Class A Shares		109
Account administration fee — Class C Shares		121
Share registration costs		28,695
Printing and postage		41,286
Insurance premiums		2,311
Miscellaneous		2,575
TOTAL EXPENSES		937,574
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(362,590)
Waiver of administrative personnel and services fee	(27,399)
TOTAL WAIVERS AND REIMBURSEMENT		(389,989)
Net expenses			547,585
Net investment income (loss)			(360,010)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,172,273
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,550,115)
Net realized and unrealized gain on investments and foreign currency transactions			1,622,158
Change in net assets resulting from operations			$1,262,148
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(360,010)	$(752,446)
Net realized gain (loss) on investments and foreign currency transactions	5,172,273	(43,745,847)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,550,115)	6,155,270
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,262,148	(38,343,023)
Share Transactions:
Proceeds from sale of shares	7,252,275	47,977,404
Cost of shares redeemed	(19,873,759)	(51,913,689)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,621,484)	(3,936,285)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 9)	—	21,744
Change in net assets	(11,359,336)	(42,257,564)
Net Assets:
Beginning of period	68,086,127	110,343,691
End of period (including accumulated net investment income (loss) of $(360,010) and $0, respectively)	$56,726,791	$68,086,127
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	714,579	$5,820,367	5,176,597	$39,561,116
Shares redeemed	(1,745,546)	(14,385,525)	(5,561,903)	(39,745,579)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,030,967)	$(8,565,158)	(385,306)	$(184,463)
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	143,828	$1,162,005	813,650	$6,394,677
Shares redeemed	(450,817)	(3,606,349)	(805,473)	(6,183,703)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(306,989)	$(2,444,344)	8,177	$210,974
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,622	$77,037	57,338	$513,202
Shares redeemed	(86,972)	(697,224)	(507,162)	(4,183,051)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(77,350)	$(620,187)	(449,824)	$(3,669,849)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,758	$192,866	201,191	$1,508,409
Shares redeemed	(152,647)	(1,184,661)	(236,842)	(1,801,356)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(127,889)	$(991,795)	(35,651)	$(292,947)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,543,195)	$(12,621,484)	(862,604)	$(3,936,285)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $50,242,368. The net unrealized appreciation of investments for federal tax purposes was $6,494,394. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,205,800 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,711,406.

At July 31, 2009, the Fund had a capital loss carryforward of $22,546,183 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,459,915
2016	$202,553
2017	$19,883,715
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $362,032 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $27,399 of its fee. The net fee paid to FAS was 0.333% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $3,030 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $1,003 in sales charges from the sale of Class A Shares. FSC also retained $5,065 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $771 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75%, 2.50% and 2.50% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $558. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,182,053	9,078,747	9,357,554	903,246	$903,246	$1,314

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$48,783,833
Sales	$61,530,298

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended July 31, 2009, the Fund received $21,744 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods Semi-Annual Shareholder Report
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beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Small Cap Growth Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report
32

services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Semi-Annual Shareholder Report
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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap
Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R775
Cusip 31421R676
Cusip 31421R767

36367 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.93	$11.66	$13.02	$10.61	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)[3]	(0.06)[3]	(0.11)[3]	(0.13)[3]	(0.13)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16	(3.67)	(1.18)	2.54	0.74
TOTAL FROM INVESTMENT OPERATIONS	0.12	(3.73)	(1.29)	2.41	0.61
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.07)	—	—
Regulatory Settlement Proceeds	—	0.00[4]	—	—	—
Net Asset Value, End of Period	$8.05	$7.93	$11.66	$13.02	$10.61
Total Return[5]	1.51%	(31.99)%	(9.99)%	22.71%	6.10%
Ratios to Average Net Assets:
Net expenses	1.50%[6]	1.50%	1.50%	1.50%	1.77%[6]
Net investment income (loss)	(0.92)%[6]	(0.80)%	(0.91)%	(1.03)%	(1.25)%[6]
Expense waiver/reimbursement[7]	1.20%[6]	1.02%	1.09%	5.58%	25.65%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$31,548	$39,246	$62,209	$16,245	$227
Portfolio turnover	78%	244%	212%	157%	157%
1	MDT Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Growth Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,015.10	$7.62
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.64	$7.63
1	Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	11.2%
Undesignated Consumer Cyclicals	7.1%
Clothing Stores	6.0%
Medical Supplies	6.0%
Shoes	4.8%
Home Health Care	3.5%
Crude Oil & Gas Production	3.2%
Oil Well Supply	2.7%
Packaged Foods	2.6%
Telecommunication Equipment & Services	2.1%
Home Products	2.0%
Semiconductor Manufacturing Equipment	2.0%
Apparel	1.9%
Miscellaneous Components	1.9%
Semiconductor Manufacturing	1.8%
Undesignated Technology	1.8%
Financial Services	1.7%
Paper Products	1.6%
Commodity Chemicals	1.5%
Computer Services	1.5%
Cosmetics & Toiletries	1.5%
Grocery Chain	1.5%
Miscellaneous Machinery	1.5%
Discount Department Stores	1.3%
Electrical Equipment	1.1%
Biotechnology	1.0%
Building Materials	1.0%
Electric & Electronic Original Equipment Manufacturers	1.0%
Furniture	1.0%
Multi-Industry Capital Goods	1.0%
Other[2]	19.6%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities — Net[4]	(0.0)%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Air Freight & Logistics – 0.4%
8,716	[1]	Hub Group, Inc.	210,143
		Apparel – 1.9%
35,599	[1]	Carter's, Inc.	920,590
8,716	[1]	Maidenform Brands, Inc.	130,304
		TOTAL	1,050,894
		Beer – 0.5%
6,466	[1]	The Boston Beer Co., Inc., Class A	296,466
		Biotechnology – 1.0%
15,894	[1]	Affymetrix, Inc.	83,920
5,702	[1]	Air Methods Corp.	174,310
11,951	[1]	Nektar Therapeutics	136,481
937		PDL BioPharma, Inc.	5,997
5,205	[1]	Regeneron Pharmaceuticals, Inc.	138,765
		TOTAL	539,473
		Broadcasting – 0.2%
4,363	[1]	Loral Space & Communications Ltd.	124,215
		Building Materials – 1.0%
12,104	[1]	Drew Industries, Inc.	225,135
22,227		Quanex Building Products Corp.	357,410
		TOTAL	582,545
		Building Products – 0.5%
11,658		Simpson Manufacturing Co., Inc.	287,486
		Clothing Stores – 6.0%
7,148		Cato Corp., Class A	146,176
53,372	[1]	Chicos Fas, Inc.	681,560
30,172	[1]	Fossil, Inc.	985,116
25,289	[1]	J. Crew Group, Inc.	991,582
12,410	[1]	Jos A. Bank Clothiers, Inc.	520,103
10,573	[1]	Stein Mart, Inc.	83,527
		TOTAL	3,408,064
		Commercial Services – 0.1%
4,895	[1]	Darling International, Inc.	38,132
		Commodity Chemicals – 1.5%
9,372		Newmarket Corp.	845,542
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Shares			Value
		Computer Peripherals – 0.7%
2,609	[1]	Compellent Technologies, Inc.	51,867
22,643	[1]	Emulex Corp.	254,507
4,695	[1]	STEC, Inc.	65,824
1,329	[1]	Synaptics, Inc.	33,637
		TOTAL	405,835
		Computer Services – 1.5%
5,222	[1]	CACI International, Inc., Class A	250,499
9,906	[1]	Manhattan Associates, Inc.	207,729
12,368		Syntel, Inc.	415,812
		TOTAL	874,040
		Contracting – 0.1%
143	[1]	Baker Michael Corp.	5,579
1,448		VSE Corporation	73,370
		TOTAL	78,949
		Cosmetics & Toiletries – 1.5%
21,247	[1]	Revlon, Inc.	327,416
25,830	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	501,102
		TOTAL	828,518
		Crude Oil & Gas Production – 3.2%
26,764	[1]	Arena Resources, Inc.	1,026,132
15,322	[1]	Carrizo Oil & Gas, Inc.	367,728
9,744	[1]	Gulfport Energy Corp.	100,753
9,088	[1]	McMoRan Exploration Co.	138,228
18,578		W&T Offshore, Inc.	165,530
		TOTAL	1,798,371
		Discount Department Stores – 1.3%
53,398	[1]	99 Cents Only Stores	696,310
2,719		Pricesmart, Inc.	54,407
		TOTAL	750,717
		Diversified Leisure – 0.5%
7,351	[1]	Bally Technologies, Inc.	291,614
		Electric & Electronic Original Equipment Manufacturers – 1.0%
15,093	[1]	American Superconductor Corp.	573,836
		Electrical Equipment – 1.1%
5,249		American Science & Engineering, Inc.	407,532
15,724	[1]	GrafTech International Ltd.	197,494
		TOTAL	605,026
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Shares			Value
		Electronic Components – 0.5%
13,108	[1]	Volterra Semiconductor Corp.	255,475
		Electronic Instruments – 0.5%
10,474	[1]	OSI Systems, Inc.	277,247
		Entertainment – 0.1%
8,305	[1]	Orbitz Worldwide, Inc.	50,993
		Ethical Drugs – 0.4%
7,912	[1]	Salix Pharmaceuticals Ltd.	231,505
		Financial Services – 1.7%
6,576	[1]	America's Car-Mart, Inc.	154,733
11,285	[1]	Dollar Financial Corp.	254,477
4,104	[1]	Global Cash Access LLC	33,243
30,023	[1]	Verifone Holdings, Inc.	534,109
		TOTAL	976,562
		Food Wholesaling – 0.1%
2,982		Calavo Growers, Inc.	49,978
		Furniture – 1.0%
22,315		Tempur-Pedic International, Inc.	555,420
		Generic Drugs – 0.2%
9,184	[1]	Impax Laboratories, Inc.	122,147
		Grocery Chain – 1.5%
27,322		Casey's General Stores, Inc.	838,239
		Health Care Providers & Services – 0.8%
12,196	[1]	Catalyst Health Solutions, Inc.	479,669
		Home Health Care – 3.5%
12,627	[1]	Amedisys, Inc.	693,854
3,403	[1]	Amerigroup Corp.	86,606
39,072	[1]	Gentiva Health Services, Inc.	997,899
7,001	[1]	LHC Group, Inc.	215,561
		TOTAL	1,993,920
		Home Products – 2.0%
24,257		Tupperware Brands Corp.	1,029,952
3,794		WD 40 Co.	116,742
		TOTAL	1,146,694
		Hotels and Motels – 0.1%
3,467		Ameristar Casinos, Inc.	51,346
		Household Appliances – 0.1%
471		National Presto Industries, Inc.	53,939
Semi-Annual Shareholder Report
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Shares			Value
		Industrial Machinery – 0.1%
2,941	[1]	Chart Industries, Inc.	47,438
		Insurance Brokerage – 0.1%
3,706		Life Partners Holdings, Inc.	73,675
		Internet Services – 0.4%
4,796	[1]	Blue Nile, Inc.	247,234
		Mail Order – 0.5%
20,352	[1]	Coldwater Creek, Inc.	90,770
10,227	[1]	HSN, Inc.	195,745
		TOTAL	286,515
		Media – 0.2%
10,537	[1]	Dolan Media Co.	104,106
		Medical Supplies – 6.0%
49,030	[1]	American Medical Systems Holdings, Inc.	941,376
8,578	[1]	Emergency Medical Services Corp., Class A	450,431
16,184		Invacare Corp.	405,247
17,140	[1]	Quidel Corp.	227,619
31,429	[1]	Sirona Dental Systems, Inc.	1,011,071
13,128		Steris Corp.	342,378
		TOTAL	3,378,122
		Medical Technology – 0.2%
5,253	[1]	Cyberonics, Inc.	98,441
		Metal Containers – 0.6%
6,358		Silgan Holdings, Inc.	329,662
		Metal Fabrication – 0.9%
2,513		Ampco-Pittsburgh Corp.	64,157
28,821		Worthington Industries, Inc.	417,040
		TOTAL	481,197
		Miscellaneous Communications – 0.0%
1,886	[1]	Cogent Communications Group, Inc.	20,595
		Miscellaneous Components – 1.9%
62,863	[1]	Amkor Technology, Inc.	357,691
23,559	[1]	Power Integrations, Inc.	735,276
		TOTAL	1,092,967
		Miscellaneous Food Products – 0.2%
3,836		Diamond Foods, Inc.	137,789
		Miscellaneous Machinery – 1.5%
4,052		Graham Corp.	64,346
Semi-Annual Shareholder Report
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Shares			Value
13,585		Nordson Corp.	768,096
		TOTAL	832,442
		Multi-Industry Capital Goods – 1.0%
16,415		Acuity Brands, Inc.	587,329
		Multi-Line Insurance – 0.3%
9,655		FBL Financial Group, Inc., Class A	173,211
		Mutual Fund Adviser – 0.7%
13,101		Cohen & Steers, Inc.	266,474
3,269		GAMCO Investors, Inc., Class A	134,258
		TOTAL	400,732
		Office Furniture – 0.5%
12,193		HNI Corp.	305,069
		Oil Service, Explore & Drill – 0.3%
14,365	[1]	Rex Energy Corp.	177,982
		Oil Well Supply – 2.7%
16,125		Carbo Ceramics, Inc.	1,062,960
3,465		Lufkin Industries, Inc.	219,612
21,154		RPC, Inc.	261,252
		TOTAL	1,543,824
		Other Communications Equipment – 0.5%
17,333	[1]	Syniverse Holdings, Inc.	291,368
		Packaged Foods – 2.6%
51,940	[1]	Bway Holding Co.	886,097
10,697		Lancaster Colony Corp.	583,521
		TOTAL	1,469,618
		Paper Products – 1.6%
18,678		Rock-Tenn Co.	797,364
9,618		Wausau-Mosinee Paper Corp.	84,831
		TOTAL	882,195
		Personal Loans – 0.7%
4,192	[1]	First Cash Financial Services, Inc.	95,703
7,146	[1]	World Acceptance Corp.	288,627
		TOTAL	384,330
		Personnel Agency – 0.2%
8,953	[1]	Dyncorp International, Inc., Class A	107,525
		Poultry Products – 0.2%
1,956		Sanderson Farms, Inc.	91,443
Semi-Annual Shareholder Report
10

Shares			Value
		Printed Circuit Boards – 0.7%
9,689	[1]	Multi-Fineline Electronix, Inc.	231,277
7,309		Park Electrochemical Corp.	191,861
		TOTAL	423,138
		Printing – 0.8%
21,471	[1]	Valassis Communications, Inc.	449,388
		Professional Services – 0.3%
6,529		Corporate Executive Board Co.	151,081
		Psychiatric Centers – 0.4%
10,381	[1]	Psychiatric Solutions, Inc.	228,901
		Recreational Goods – 0.0%
1,234	[1]	Sturm Ruger & Co., Inc.	12,858
		Recreational Vehicles – 0.7%
8,905		Polaris Industries, Inc., Class A	393,690
		Restaurant – 0.9%
289	[1]	California Pizza Kitchen, Inc.	3,988
14,487	[1]	Carrols Restaurant Group, Inc.	91,413
12,661	[1]	Cheesecake Factory, Inc.	267,654
1,283	[1]	Chipotle Mexican Grill, Inc.	123,758
395		DineEquity Inc.	8,982
		TOTAL	495,795
		Roofing & Wallboard – 0.3%
8,348	[1]	Beacon Roofing Supply, Inc.	140,246
		Semiconductor Manufacturing – 1.8%
12,490	[1]	Cavium Networks, Inc.	269,909
13,163	[1]	Cirrus Logic, Inc.	89,772
15,264		Micrel, Inc.	114,022
763	[1]	NVE Corp.	31,817
9,383	[1]	NetLogic Microsystems, Inc.	384,328
8,927	[1]	Semtech Corp.	133,726
		TOTAL	1,023,574
		Semiconductor Manufacturing Equipment – 2.0%
18,172	[1]	Advanced Energy Industries, Inc.	238,416
4,223	[1]	Tessera Technologies, Inc.	72,509
25,562	[1]	Veeco Instruments, Inc.	813,383
		TOTAL	1,124,308
		Services to Medical Professionals – 0.1%
2,458	[1]	PharMerica Corp.	40,016
Semi-Annual Shareholder Report
11

Shares			Value
2,037	[1]	Virtual Radiologic Corp.	21,552
		TOTAL	61,568
		Shoes – 4.8%
18,900	[1]	Collective Brands, Inc.	371,952
11,244	[1]	Deckers Outdoor Corp.	1,103,824
21,572	[1]	Steven Madden Ltd.	865,900
22,105	[1]	Timberland Co., Class A	380,206
		TOTAL	2,721,882
		Software Packaged/Custom – 11.2%
1,845	[1]	ACI Worldwide, Inc.	29,538
6,147	[1]	Actuate Software Corp.	30,673
8,564	[1]	Advent Software, Inc.	323,291
7,667	[1]	ArcSight, Inc.	182,091
4,381	[1]	Ariba, Inc.	55,157
22,982	[1]	Art Technology Group, Inc.	102,959
16,571	[1]	Blue Coat Systems, Inc.	408,475
3,157	[1]	Bottomline Technologies, Inc.	54,616
36,289	[1]	CSG Systems International, Inc.	704,369
13,014	[1]	Ebix, Inc.	188,443
9,146	[1]	Echelon Corp.	77,650
19,709	[1]	GSI Commerce, Inc.	448,577
25,340	[1]	Informatica Corp.	600,305
17,402	[1]	Interactive Intelligence, Inc.	301,055
8,429	[1]	MicroStrategy, Inc., Class A	789,966
16,313		Pegasystems, Inc.	542,407
4,169	[1]	Progress Software Corp.	117,274
30,280	[1]	S1 Corp.	181,074
23,537	[1]	Solera Holdings, Inc.	779,310
47,028	[1]	Tibco Software, Inc.	421,371
2,069	[1]	Websense, Inc.	38,339
		TOTAL	6,376,940
		Specialty Chemicals – 0.6%
3,056		Chemed Corp.	142,104
5,496		Koppers Holdings, Inc.	153,448
318	[1]	LSB Industries, Inc.	4,182
2,530		Zep, Inc.	55,964
		TOTAL	355,698
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Shares			Value
		Specialty Machinery – 0.3%
5,623		Woodward Governor Co.	142,993
		Specialty Retailing – 0.8%
7,546		Big 5 Sporting Goods Corp.	110,247
11,042	[1]	Kirkland's, Inc.	170,709
8,222		Lumber Liquidators, Inc.	194,697
		TOTAL	475,653
		Technology Services – 0.2%
4,230	[1]	Stanley, Inc.	110,741
		Telecommunication Equipment & Services – 2.1%
7,699	[1]	Acme Packet, Inc.	79,685
16,786	[1]	Brightpoint, Inc.	98,030
6,150	[1]	Oplink Communications, Inc.	91,327
34,280		Plantronics, Inc.	905,678
		TOTAL	1,174,720
		Telephone Utility – 0.2%
7,723		Consolidated Communications Holdings, Inc.	132,295
		Undesignated Consumer Cyclicals – 7.1%
2,433	[1]	APAC Customer Services, Inc.	12,603
14,407	[1]	Avis Budget Group, Inc.	155,884
25,434	[1]	Bridgepoint Education, Inc.	370,573
1,724	[1]	Capella Education Co.	126,507
16,462	[1]	Corinthian Colleges, Inc.	230,468
9,816	[1]	Euronet Worldwide, Inc.	200,443
17,115	[1]	Grand Canyon Education, Inc.	341,787
31,789		Nu Skin Enterprises, Inc., Class A	738,776
12,576	[1]	Parexel International Corp.	243,220
24,931	[1]	TeleTech Holdings, Inc.	474,686
13,408	[1]	Universal Technical Institute, Inc.	246,305
30,825	[1]	Wright Express Corp.	905,022
		TOTAL	4,046,274
		Undesignated Consumer Staples – 0.2%
4,084	[1]	USANA, Inc.	116,067
		Undesignated Technology – 1.8%
65,260	[1]	RightNow Technologies, Inc.	1,043,507
		Wireless Communications – 0.7%
16,716	[1]	InterDigital, Inc.	414,390
		TOTAL COMMON STOCKS (IDENTIFIED COST $49,339,122)	55,833,516
Semi-Annual Shareholder Report
13

Shares			Value
		MUTUAL FUND – 1.6%
903,246	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	903,246
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $50,242,368)[4]	56,736,762
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[5]	(9,971)
		TOTAL NET ASSETS — 100%	$56,726,791
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $903,246 of investments in an affiliated issuer (Note 5) (identified cost $50,242,368)		$56,736,762
Income receivable		14,381
Receivable for investments sold		759,193
Receivable for shares sold		53,459
TOTAL ASSETS		57,563,795
Liabilities:
Payable for investments purchased	$452,642
Payable for shares redeemed	223,726
Payable for transfer and dividend disbursing agent fees and expenses	94,201
Payable for portfolio accounting fees	14,242
Payable for distribution services fee (Note 5)	3,839
Payable for shareholder services fee (Note 5)	14,981
Accrued expenses	33,373
TOTAL LIABILITIES		837,004
Net assets for 7,100,565 shares outstanding		$56,726,791
Net Assets Consist of:
Paid-in capital		$103,885,045
Net unrealized appreciation of investments		6,494,394
Accumulated net realized loss on investments and foreign currency transactions		(53,292,638)
Accumulated net investment income (loss)		(360,010)
TOTAL NET ASSETS		$56,726,791
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($31,547,970 ÷ 3,920,378 shares outstanding), no par value, unlimited shares authorized	$8.05
Offering price per share	$8.05
Redemption proceeds per share	$8.05
Class A Shares:
Net asset value per share ($19,542,894 ÷ 2,456,220 shares outstanding), no par value, unlimited shares authorized	$7.96
Offering price per share (100/94.50 of $7.96)	$8.42
Redemption proceeds per share	$7.96
Class B Shares:
Net asset value per share ($2,509,588 ÷ 317,846 shares outstanding), no par value, unlimited shares authorized	$7.90
Offering price per share	$7.90
Redemption proceeds per share (94.50/100 of $7.90)	$7.46
Class C Shares:
Net asset value per share ($3,126,339 ÷ 406,121 shares outstanding), no par value, unlimited shares authorized	$7.70
Offering price per share	$7.70
Redemption proceeds per share (99.00/100 of $7.70)	$7.62
  See Notes which are an integral part of the Financial Statements
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16

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $1,314 received from an affiliated issuer (Note 5))			$187,575
Expenses:
Investment adviser fee (Note 5)		$375,227
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		23,522
Transfer and dividend disbursing agent fees and expenses		213,393
Directors'/Trustees' fees		749
Auditing fees		11,343
Legal fees		4,146
Portfolio accounting fees		40,063
Distribution services fee — Class B Shares (Note 5)		10,699
Distribution services fee — Class C Shares (Note 5)		13,689
Shareholder services fee — Class A Shares (Note 5)		25,707
Shareholder services fee — Class B Shares (Note 5)		3,566
Shareholder services fee — Class C Shares (Note 5)		4,263
Account administration fee — Class A Shares		109
Account administration fee — Class C Shares		121
Share registration costs		28,695
Printing and postage		41,286
Insurance premiums		2,311
Miscellaneous		2,575
TOTAL EXPENSES		937,574
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(362,590)
Waiver of administrative personnel and services fee	(27,399)
TOTAL WAIVERS AND REIMBURSEMENT		(389,989)
Net expenses			547,585
Net investment income (loss)			(360,010)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,172,273
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,550,115)
Net realized and unrealized gain on investments and foreign currency transactions			1,622,158
Change in net assets resulting from operations			$1,262,148
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(360,010)	$(752,446)
Net realized gain (loss) on investments and foreign currency transactions	5,172,273	(43,745,847)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,550,115)	6,155,270
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,262,148	(38,343,023)
Share Transactions:
Proceeds from sale of shares	7,252,275	47,977,404
Cost of shares redeemed	(19,873,759)	(51,913,689)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,621,484)	(3,936,285)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement proceeds (Note 9)	—	21,744
Change in net assets	(11,359,336)	(42,257,564)
Net Assets:
Beginning of period	68,086,127	110,343,691
End of period (including accumulated net investment income (loss) of $(360,010) and $0, respectively)	$56,726,791	$68,086,127
  See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
19

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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20

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	714,579	$5,820,367	5,176,597	$39,561,116
Shares redeemed	(1,745,546)	(14,385,525)	(5,561,903)	(39,745,579)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,030,967)	$(8,565,158)	(385,306)	$(184,463)
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	143,828	$1,162,005	813,650	$6,394,677
Shares redeemed	(450,817)	(3,606,349)	(805,473)	(6,183,703)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(306,989)	$(2,444,344)	8,177	$210,974
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	9,622	$77,037	57,338	$513,202
Shares redeemed	(86,972)	(697,224)	(507,162)	(4,183,051)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(77,350)	$(620,187)	(449,824)	$(3,669,849)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	24,758	$192,866	201,191	$1,508,409
Shares redeemed	(152,647)	(1,184,661)	(236,842)	(1,801,356)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(127,889)	$(991,795)	(35,651)	$(292,947)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,543,195)	$(12,621,484)	(862,604)	$(3,936,285)

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $50,242,368. The net unrealized appreciation of investments for federal tax purposes was $6,494,394. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,205,800 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,711,406.

At July 31, 2009, the Fund had a capital loss carryforward of $22,546,183 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,459,915
2016	$202,553
2017	$19,883,715
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser voluntarily waived $362,032 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $27,399 of its fee. The net fee paid to FAS was 0.333% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $3,030 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $1,003 in sales charges from the sale of Class A Shares. FSC also retained $5,065 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $771 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75%, 2.50% and 2.50% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $558. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,182,053	9,078,747	9,357,554	903,246	$903,246	$1,314

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$48,783,833
Sales	$61,530,298

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended July 31, 2009, the Fund received $21,744 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods Semi-Annual Shareholder Report
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beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Small Cap Growth Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report
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services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R759

36369 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Small Cap Value Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$6.79	$10.33	$11.37	$10.61	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)	(0.01)[3]	(0.04)[3]	(0.05)[3]	(0.07)[3]
Net realized and unrealized gain (loss) on investments	0.64	(3.53)	(0.24)	0.81	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.62	(3.54)	(0.28)	0.76	0.61
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.76)	—	—
Net Asset Value, End of Period	$7.41	$6.79	$10.33	$11.37	$10.61
Total Return[4]	9.13%	(34.27)%	(2.69)%	7.16%	6.10%
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.74%	1.75%	1.75%	2.00%[5]
Net investment income (loss)	(0.57)%[5]	(0.15)%	(0.32)%	(0.44)%	(0.59)%[5]
Expense waiver/reimbursement[6]	5.86%[5]	1.98%	3.05%	4.45%	34.07%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,736	$1,795	$3,179	$2,950	$699
Portfolio turnover	117%	264%	245%	240%	124%
1	MDT Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Value Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$6.59	$10.10	$11.21	$10.54	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)	(0.06)[3]	(0.12)[3]	(0.14)[3]	(0.15)[3]
Net realized and unrealized gain (loss) on investments	0.62	(3.45)	(0.23)	0.81	0.69
TOTAL FROM INVESTMENT OPERATIONS	0.57	(3.51)	(0.35)	0.67	0.54
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.76)	—	—
Net Asset Value, End of Period	$7.16	$6.59	$10.10	$11.21	$10.54
Total Return[4]	8.65%	(34.75)%	(3.38)%	6.36%	5.40%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.49%	2.50%	2.50%	2.75%[5]
Net investment income (loss)	(1.31)%[5]	(0.89)%	(1.11)%	(1.20)%	(1.34)%[5]
Expense waiver/reimbursement[6]	5.89%[5]	2.01%	2.73%	4.06%	34.07%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,825	$3,078	$3,195	$951	$51
Portfolio turnover	117%	264%	245%	240%	124%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,091.30	$9.22
Class C Shares	$1,000	$1,086.50	$13.15
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,012.60	$12.68
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class C Shares	2.50%
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Property Liability Insurance	10.1%
Multi-Line Insurance	7.5%
Specialty Retailing	5.9%
Regional Banks	5.5%
Electric Utility	3.9%
Shoes	3.7%
Financial Services	3.0%
Semiconductor Manufacturing	3.0%
Life Insurance	2.8%
Undesignated Consumer Cyclicals	2.6%
Computer Services	2.3%
Restaurant	2.3%
Gas Distributor	2.2%
Home Health Care	2.2%
Airline — Regional	2.1%
Services to Medical Professionals	1.8%
Paper Products	1.6%
Generic Drugs	1.5%
Savings & Loans	1.4%
Personnel Agency	1.3%
Printed Circuit Boards	1.3%
Semiconductor Manufacturing Equipment	1.3%
Telecommunication Equipment & Services	1.3%
Cosmetic & Toiletries	1.2%
Money Center Bank	1.2%
Personal Loans	1.2%
Department Stores	1.1%
Diversified Leisure	1.1%
Diversified Tobacco	1.1%
Furniture	1.1%
Greeting Cards	1.1%
Miscellaneous Food Products	1.1%
Offshore Driller	1.1%
Other Tobacco Products	1.1%
Food Wholesaling	1.0%
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Industry Composition	Percentage of Total Net Assets
Other[2]	15.2%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities — Net[4]	(2.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
6

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 99.2%
		Agricultural Machinery – 0.6%
2,128		Alamo Group, Inc.	38,198
		Air Freight & Logistics – 0.0%
17	[1]	Hub Group, Inc.	410
		Airline@0018Regional – 2.1%
2,228	[1]	Alaska Air Group, Inc.	69,826
4,983		SkyWest, Inc.	72,901
		TOTAL	142,727
		Apparel – 0.3%
514	[1]	G-III Apparel Group Ltd.	8,949
658	[1]	Perry Ellis International, Inc.	10,548
		TOTAL	19,497
		Auto Original Equipment Manufacturers – 0.0%
309		Myers Industries, Inc.	2,824
		Auto Part Replacement – 0.4%
3,451		Standard Motor Products, Inc.	27,056
		Biotechnology – 0.6%
3,936	[1]	ViroPharma, Inc.	38,888
		Book Publishing – 0.9%
2,094		Scholastic Corp.	62,611
		Building Materials – 0.5%
1,546	[1]	Drew Industries, Inc.	28,756
674		Insteel Industries, Inc.	6,659
		TOTAL	35,415
		Capital Markets – 0.1%
1,437	[1]	FBR Capital Markets Corp.	8,780
		Closed End Fund – 0.5%
3,788		Pennantpark Investment Corp.	34,281
		Clothing Stores – 0.3%
1,790	[1]	AnnTaylor Stores Corp.	22,482
		Commodity Chemicals – 0.9%
672		Newmarket Corp.	60,628
		Computer Services – 2.3%
1,567	[1]	CACI International, Inc., Class A	75,169
820	[1]	SRA International, Inc.	14,120
Semi-Annual Shareholder Report
7

Shares			Value
2,646	[1]	Synnex Corp.	70,040
		TOTAL	159,329
		Computer Stores – 0.4%
2,232	[1]	Insight Enterprises, Inc.	25,690
		Cosmetics & Toiletries – 1.2%
688	[1]	Helen of Troy Ltd.	16,216
7,956	[1]	Sally Beauty Holdings, Inc.	66,353
		TOTAL	82,569
		Crude Oil & Gas Production – 0.5%
2,402	[1]	Harvest Natural Resources, Inc.	10,785
1,024	[1]	Swift Energy Co.	25,661
		TOTAL	36,446
		Defense Aerospace – 0.1%
409	[1]	AAR Corp.	9,477
		Department Stores – 1.1%
4,496		Dillards, Inc., Class A	74,454
		Diversified Leisure – 1.1%
3,171	[1]	Life Time Fitness, Inc.	75,945
		Diversified Tobacco – 1.1%
1,608		Universal Corp.	72,987
		Electric Utility – 3.9%
3,711		Avista Corp.	75,630
663		Black Hills Corp.	17,225
3,684	[1]	El Paso Electric Co.	70,917
2,470		Idacorp, Inc.	77,434
2,168		PNM Resources, Inc.	25,214
		TOTAL	266,420
		Electronic Instruments – 0.2%
760		Methode Electronics, Inc., Class A	8,353
1,534		Technitrol, Inc.	6,872
		TOTAL	15,225
		Financial Services – 3.0%
1,458	[1]	America's Car-Mart, Inc.	34,307
2,032		Banco Latinoamericano de Comercio Exterior SA, Class E	28,773
1,102		Evercore Partners, Inc., Class A	32,917
3,942		Hercules Technology Growth Capital, Inc.	39,656
2,126	[1]	Nelnet, Inc., Class A	35,483
Semi-Annual Shareholder Report
8

Shares			Value
2,762		Provident Financial Services, Inc.	31,487
		TOTAL	202,623
		Food Wholesaling – 1.0%
2,315	[1]	Core-Mark Holding Co., Inc.	69,033
		Furniture – 1.1%
7,241		La-Z Boy Chair Co.	73,496
		Gas Distributor – 2.2%
2,358		Laclede Group, Inc.	76,069
2,745		Southwest Gas Corp.	75,954
		TOTAL	152,023
		Generic Drugs – 1.5%
2,763		Medicis Pharmaceutical Corp., Class A	63,853
1,529	[1]	Par Pharmaceutical Cos., Inc.	40,243
		TOTAL	104,096
		Greeting Cards – 1.1%
3,999		American Greetings Corp., Class A	73,902
		Grocery Chain – 0.5%
937		Weis Markets, Inc.	33,273
		Home Health Care – 2.2%
2,954	[1]	Gentiva Health Services, Inc.	75,445
5,154	[1]	Odyssey Healthcare, Inc.	75,661
		TOTAL	151,106
		Industrial Machinery – 0.5%
1,182		Actuant Corp.	19,822
664		Albany International Corp., Class A	13,207
		TOTAL	33,029
		Internet Services – 0.4%
1,511	[1]	Shutterfly, Inc.	23,904
		Leasing – 0.4%
2,670	[1]	CAI International, Inc.	21,200
502		Textainer Group Holdings Ltd.	8,554
		TOTAL	29,754
		Life Insurance – 2.8%
8,037		American Equity Investment Life Holding Co.	58,992
1,241		Delphi Financial Group, Inc., Class A	25,130
1,108		Kansas City Life Insurance Co.	29,916
2,362		Phoenix Cos., Inc.	5,551
Semi-Annual Shareholder Report
9

Shares			Value
5,425	[1]	Universal American Financial Corp.	72,478
		TOTAL	192,067
		Mail Order – 0.1%
418	[1]	Systemax, Inc.	7,328
		Medical Supplies – 0.4%
998		Invacare Corp.	24,990
		Medical Technology – 0.4%
272	[1]	AngioDynamics, Inc.	4,366
1,532	[1]	Ev3, Inc.	22,336
		TOTAL	26,702
		Metal Fabrication – 0.2%
2,821		North American Galvanizing Co.	14,274
		Metals & Mining – 0.7%
13,311	[1]	International Coal Group, Inc.	47,520
		Miscellaneous Food Products – 1.1%
3,560	[1]	Fresh Del Monte Produce, Inc.	72,375
		Miscellaneous Machinery – 0.7%
1,607		Briggs & Stratton Corp.	26,564
576		Graham Corp.	9,147
440		Sun Hydraulics Corp.	9,847
		TOTAL	45,558
		Miscellaneous Metals – 0.2%
181		AMCOL International Corp.	4,548
791	[1]	Stillwater Mining Co.	7,950
		TOTAL	12,498
		Money Center Bank – 1.2%
3,788		International Bancshares Corp.	78,942
		Multi-Line Insurance – 7.5%
4,438	[1]	Amerisafe, Inc.	76,777
1,559		EMC Insurance Group, Inc.	32,240
2,898		FBL Financial Group, Inc., Class A	51,990
2,157	[1]	FPIC Insurance Group, Inc.	81,858
1,782		Harleysville Group, Inc.	57,559
1,871		Infinity Property & Casualty	74,204
4,568		Montpelier Re Holdings Ltd.	77,154
1,824		Safety Insurance Group, Inc.	63,840
		TOTAL	515,622
Semi-Annual Shareholder Report
10

Shares			Value
		Mutual Fund Adviser – 0.4%
2,010		Calamos Asset Management, Inc.	26,030
		Offshore Driller – 1.1%
2,062	[1]	Bristow Group, Inc.	73,613
		Oil Gas & Consumable Fuels – 0.1%
306		Adams Resources & Energy, Inc.	6,426
		Oil Service, Explore & Drill – 0.8%
2,247	[1]	Complete Production Services, Inc.	28,155
2,345	[1]	Key Energy Services, Inc.	22,676
137	[1]	T-3 Energy Services, Inc.	3,089
		TOTAL	53,920
		Other Communications Equipment – 0.6%
1,519	[1]	Netgear, Inc.	31,352
43	[1]	Skyworks Solutions, Inc.	546
2,389	[1]	Symmetricom, Inc.	12,184
		TOTAL	44,082
		Other Tobacco Products – 1.1%
963		Schweitzer-Mauduit International, Inc.	72,456
		Outpatient Clinics – 0.4%
1,698	[1]	U.S. Physical Therapy, Inc.	26,591
		Packaged Foods – 0.1%
205	[1]	Seneca Foods Corp., Class A	5,535
		Paper Products – 1.6%
7,249	[1]	Boise, Inc.	37,405
6,512	[1]	Buckeye Technologies, Inc.	74,497
		TOTAL	111,902
		Personal Loans – 1.2%
2,099	[1]	World Acceptance Corp.	84,779
		Personnel Agency – 1.3%
810		Heidrick & Struggles International, Inc.	20,598
497	[1]	KForce Com, Inc.	6,645
2,938	[1]	Korn/Ferry International	43,483
1,051	[1]	TrueBlue, Inc.	15,250
		TOTAL	85,976
		Plastic – 0.1%
316		Schulman (A.), Inc.	7,116
		Printed Circuit Boards – 1.3%
368		Park Electrochemical Corp.	9,660
Semi-Annual Shareholder Report
11

Shares			Value
6,022		Sanmina-SCI Corp.	79,490
		TOTAL	89,150
		Printing – 0.3%
1,982		Multi-Color Corp.	23,170
		Property Liability Insurance – 10.1%
2,585		American Physicians Capital, Inc.	71,760
2,778		American Physicians Service Group, Inc.	63,644
1,989	[1]	American Safety Insurance Holdings, Ltd.	27,349
3,306	[1]	CNA Surety Corp.	46,284
1,008	[1]	Enstar Group Ltd.	65,409
999		Horace Mann Educators Corp.	11,978
3,458		Max Capital Group Ltd.	77,874
2,103		National Interstate Corp.	37,854
1,052		Nymagic, Inc.	16,516
462		OneBeacon Insurance Group Ltd.	5,997
3,736	[1]	PMA Capital Corp.	22,491
2,048		Platinum Underwriters Holdings Ltd.	74,260
1,375	[1]	ProAssurance Corp.	69,795
2,673	[1]	Seabright Insurance Holdings, Inc.	27,211
4,722		Selective Insurance Group, Inc.	73,049
		TOTAL	691,471
		Regional Banks – 5.5%
262	[1]	Alliance Financial Corp.	6,673
3,024		CVB Financial Corp.	28,970
2,804		First Bancorp, Inc.	43,406
4,357		First Financial Bancorp	71,455
327		Merchants Bancshares, Inc.	6,802
1,762	[1]	Northrim BanCorp, Inc.	28,245
513		Porter Bancorp, Inc.	7,192
3,412		Santander BanCorp	41,797
1,056		Washington Trust Bancorp	18,047
2,069		Wesbanco, Inc.	30,021
1,051		Wilshire Bancorp, Inc.	9,680
2,479		Wintrust Financial Corp.	86,120
		TOTAL	378,408
		Restaurant – 2.3%
2,753		Bob Evans Farms, Inc.	76,837
358		Frisch's Restaurants, Inc.	8,574
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12

Shares			Value
10,753		Ruby Tuesday, Inc.	74,303
		TOTAL	159,714
		Rubber – 0.0%
175		Cooper Tire & Rubber Co.	2,980
		Savings & Loan – 1.4%
442		First Defiance Financial Corp.	4,668
4,550		Flushing Financial Corp.	55,737
4,061	[1]	Ocwen Financial Corp.	37,199
		TOTAL	97,604
		Semiconductor Manufacturing – 3.0%
451	[1]	Cabot Microelectronics Corp.	15,853
2,314	[1]	Plexus Corp.	78,699
851		Richardson Electronics Ltd.	6,527
1,456	[1]	Standard Microsystems Corp.	29,047
12,890	[1]	Triquint Semiconductor, Inc.	77,340
		TOTAL	207,466
		Semiconductor Manufacturing Equipment – 1.3%
4,960	[1]	Photronics, Inc.	19,096
2,133	[1]	Veeco Instruments, Inc.	67,872
		TOTAL	86,968
		Semiconductors & Semiconductor Equipment – 0.7%
2,757	[1]	MKS Instruments, Inc.	45,766
		Services to Medical Professionals – 1.8%
4,224	[1]	BioScrip, Inc.	30,708
1,437	[1]	Healthways, Inc.	24,515
2,408	[1]	RehabCare Group, Inc.	69,977
		TOTAL	125,200
		Shoes – 3.7%
3,569	[1]	Collective Brands, Inc.	70,238
4,797	[1]	Crocs, Inc.	35,258
2,903	[1]	Genesco, Inc.	68,453
2,140	[1]	Skechers USA, Inc., Class A	60,048
1,230	[1]	Timberland Co., Class A	21,156
		TOTAL	255,153
		Silver Production – 0.1%
311		Coeur d'Alene Mines Corp.	4,360
		Specialty Retailing – 5.9%
3,035		Asbury Automotive Group, Inc.	33,597
Semi-Annual Shareholder Report
13

Shares			Value
4,844	[1]	Cabela's, Inc., Class A	78,085
3,346	[1]	Dorman Products, Inc.	51,696
3,840		Finish Line, Inc., Class A	42,586
2,516		Group 1 Automotive, Inc.	72,964
2,026	[1]	Jo-Ann Stores, Inc.	70,951
3,741		Lithia Motors, Inc., Class A	29,180
172		Pep Boys — Manny Moe & Jack	1,436
1,907		Stage Stores, Inc.	24,638
		TOTAL	405,133
		Surveillance-Detection – 0.6%
2,411	[1]	Checkpoint Systems, Inc.	38,672
		Telecommunication Equipment & Services – 1.3%
2,001	[1]	Arris Group, Inc.	20,090
1,236		Plantronics, Inc.	32,655
371	[1]	Polycom, Inc.	8,322
1,674	[1]	Tekelec, Inc.	25,076
		TOTAL	86,143
		Trucking – 0.2%
676		Forward Air Corp.	15,974
		Undesignated Consumer Cyclicals – 2.6%
6,235	[1]	Avis Budget Group, Inc.	67,463
3,170	[1]	Cornell Corrections, Inc.	66,570
1,676	[1]	inVentiv Health, Inc.	25,760
918	[1]	Kendle International, Inc.	18,580
		TOTAL	178,373
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,963,771)	6,786,585
		MUTUAL FUND – 3.1%
210,290	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	210,290
		TOTAL INVESTMENTS — 102.3% (IDENTIFIED COST $6,174,061)[4]	6,996,875
		OTHER ASSETS AND LIABILITIES - NET — (2.3)%[5]	(154,609)
		TOTAL NET ASSETS — 100%	$6,842,266
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes..
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
14

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $210,290 of investments in an affiliated issuer (Note 5) (identified cost $6,174,061)		$6,996,875
Income receivable		1,813
Receivable for investments sold		49,752
Receivable for shares sold		7,003
TOTAL ASSETS		7,055,443
Liabilities:
Payable for investments purchased	$93,819
Payable for shares redeemed	59,425
Payable for transfer and dividend disbursing agent fees and expenses	16,590
Payable for auditing fees	11,312
Payable for portfolio accounting fees	12,844
Payable for distribution services fee (Note 5)	1,292
Payable for shareholder services fee (Note 5)	2,882
Payable for share registration costs	11,431
Accrued expenses	3,582
TOTAL LIABILITIES		213,177
Net assets for 933,776 shares outstanding		$6,842,266
Net Assets Consist of:
Paid-in capital		$17,129,688
Net unrealized appreciation of investments		822,814
Accumulated net realized loss on investments		(11,081,475)
Accumulated net invesment income (loss)		(28,761)
TOTAL NET ASSETS		$6,842,266
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,281,867 ÷ 304,700 shares outstanding), no par value, unlimited shares authorized	$7.49
Offering price per share	$7.49
Redemption proceeds per share	$7.49
Class A Shares:
Net asset value per share ($1,735,831 ÷ 234,406 shares outstanding), no par value, unlimited shares authorized	$7.41
Offering price per share (100/94.50 of $7.41)	$7.84
Redemption proceeds per share	$7.41
Class C Shares:
Net asset value per share ($2,824,568 ÷ 394,670 shares outstanding), no par value, unlimited shares authorized	$7.16
Offering price per share	$7.16
Redemption proceeds per share (99.00/100 of $7.16)	$7.09
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $235 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $57)			$63,555
Expenses:
Investment adviser fee (Note 5)		$57,874
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		21,620
Transfer and dividend disbursing agent fees and expenses		34,815
Directors'/Trustees' fees		567
Auditing fees		11,343
Legal fees		4,141
Portfolio accounting fees		34,223
Distribution services fee — Class C Shares (Note 5)		11,596
Shareholder services fee — Class A Shares (Note 5)		2,311
Shareholder services fee — Class C Shares (Note 5)		3,865
Share registration costs		20,821
Printing and postage		19,106
Insurance premiums		2,220
Miscellaneous		1,571
TOTAL EXPENSES		342,019
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(57,874)
Waiver of administrative personnel and services fee	(22,635)
Waiver of distribution services fee — Class C Shares	(625)
Reimbursement of shareholder services fee — Class A Shares	(350)
Reimbursement of other operating expenses	(168,219)
TOTAL WAIVERS AND REIMBURSEMENTS		(249,703)
Net expenses			92,316
Net investment income (loss)			(28,761)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,820,375
Net change in unrealized appreciation of investments			(1,758,374)
Net realized and unrealized gain on investments			1,062,001
Change in net assets resulting from operations			$1,033,240
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(28,761)	$(6,944)
Net realized gain (loss) on investments	2,820,375	(11,773,391)
Net change in unrealized appreciation/depreciation of investments	(1,758,374)	2,264,282
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,033,240	(9,516,053)
Share Transactions:
Proceeds from sale of shares	1,159,044	16,057,040
Cost of shares redeemed	(18,826,359)	(10,819,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,667,315)	5,237,539
Change in net assets	(16,634,075)	(4,278,514)
Net Assets:
Beginning of period	23,476,341	27,754,855
End of period (including accumulated net investment income (loss) of $(28,761) and $0, respectively)	$6,842,266	$23,476,341
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
20

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
21

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,699	$195,864	1,959,660	$13,399,032
Shares redeemed	(2,433,794)	(17,159,857)	(1,301,790)	(9,195,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,406,095)	$(16,963,993)	657,870	$4,203,166
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	96,460	$706,547	100,371	$768,645
Shares redeemed	(126,304)	(899,859)	(143,809)	(981,169)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,844)	$(193,312)	(43,438)	$(212,524)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	36,603	$256,633	254,156	$1,889,363
Shares redeemed	(109,048)	(766,643)	(103,429)	(642,466)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(72,445)	$(510,010)	150,727	$1,246,897
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,508,384)	$(17,667,315)	765,159	$5,237,539
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4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $6,174,061. The net unrealized appreciation of investments for federal tax purposes was $822,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $976,887 and net unrealized depreciation from investments for those securities having an excess of cost over value of $154,073.

At July 31, 2009, the Fund had a capital loss carryforward of $4,459,356 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$176,370
2017	$4,282,986

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $57,786 of its fee and reimbursed $168,219 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,635 of its fee. The net fee paid to FAS was 1.854% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $625 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $1,580 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $1,423 in sales charges from the sale of Class A Shares. FSC also retained $75 of CDSC relating to redemptions of Class A Shares and $870 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $350 of shareholder services fee. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, (the “Fee Limit”) respectively, through the later of (the “Termination Date”):
(a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $88. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	300,557	2,114,640	2,204,907	210,290	$210,290	$235

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$11,524,831
Sales	$28,817,988

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in Semi-Annual Shareholder Report
26

concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 12, 2010, the Fund's shareholders approved the merger of the Fund into Federated MDT Small Cap Core Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Small Cap Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Small Cap Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R742
Cusip 31421R734

36365 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Small Cap Value Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$6.86	$10.41	$11.42	$10.64	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)	0.01[3]	(0.01)[3]	(0.02)[3]	(0.03)[3]
Net realized and unrealized gain (loss) on investments	0.64	(3.56)	(0.24)	0.80	0.67
TOTAL FROM INVESTMENT OPERATIONS	0.63	(3.55)	(0.25)	0.78	0.64
Less Distributions:
Distributions from net realized gain on investments	—	—	(0.76)	—	—
Net Asset Value, End of Period	$7.49	$6.86	$10.41	$11.42	$10.64
Total Return[4]	9.18%	(34.10)%	(2.41)%	7.33%	6.40%
Ratios to Average Net Assets:
Net expenses	1.46%[5]	1.49%	1.50%	1.50%	1.75%[5]
Net investment income (loss)	(0.13)%[5]	0.13%	(0.08)%	(0.17)%	(0.34)%[5]
Expense waiver/reimbursement[6]	4.08%[5]	2.00%	2.80%	3.75%	34.07%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,282	$18,604	$21,381	$11,192	$599
Portfolio turnover	117%	264%	245%	240%	124%
1	MDT Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated MDT Small Cap Value Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,091.80	$7.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.85	$7.43
1	Expenses are equal to the Fund's annualized net expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Property Liability Insurance	10.1%
Multi-Line Insurance	7.5%
Specialty Retailing	5.9%
Regional Banks	5.5%
Electric Utility	3.9%
Shoes	3.7%
Financial Services	3.0%
Semiconductor Manufacturing	3.0%
Life Insurance	2.8%
Undesignated Consumer Cyclicals	2.6%
Computer Services	2.3%
Restaurant	2.3%
Gas Distributor	2.2%
Home Health Care	2.2%
Airline — Regional	2.1%
Services to Medical Professionals	1.8%
Paper Products	1.6%
Generic Drugs	1.5%
Savings & Loans	1.4%
Personnel Agency	1.3%
Printed Circuit Boards	1.3%
Semiconductor Manufacturing Equipment	1.3%
Telecommunication Equipment & Services	1.3%
Cosmetic & Toiletries	1.2%
Money Center Bank	1.2%
Personal Loans	1.2%
Department Stores	1.1%
Diversified Leisure	1.1%
Diversified Tobacco	1.1%
Furniture	1.1%
Greeting Cards	1.1%
Miscellaneous Food Products	1.1%
Offshore Driller	1.1%
Other Tobacco Products	1.1%
Food Wholesaling	1.0%
Semi-Annual Shareholder Report
4

Industry Composition	Percentage of Total Net Assets
Other[2]	15.2%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities — Net[4]	(2.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 99.2%
		Agricultural Machinery – 0.6%
2,128		Alamo Group, Inc.	38,198
		Air Freight & Logistics – 0.0%
17	[1]	Hub Group, Inc.	410
		Airline@0018Regional – 2.1%
2,228	[1]	Alaska Air Group, Inc.	69,826
4,983		SkyWest, Inc.	72,901
		TOTAL	142,727
		Apparel – 0.3%
514	[1]	G-III Apparel Group Ltd.	8,949
658	[1]	Perry Ellis International, Inc.	10,548
		TOTAL	19,497
		Auto Original Equipment Manufacturers – 0.0%
309		Myers Industries, Inc.	2,824
		Auto Part Replacement – 0.4%
3,451		Standard Motor Products, Inc.	27,056
		Biotechnology – 0.6%
3,936	[1]	ViroPharma, Inc.	38,888
		Book Publishing – 0.9%
2,094		Scholastic Corp.	62,611
		Building Materials – 0.5%
1,546	[1]	Drew Industries, Inc.	28,756
674		Insteel Industries, Inc.	6,659
		TOTAL	35,415
		Capital Markets – 0.1%
1,437	[1]	FBR Capital Markets Corp.	8,780
		Closed End Fund – 0.5%
3,788		Pennantpark Investment Corp.	34,281
		Clothing Stores – 0.3%
1,790	[1]	AnnTaylor Stores Corp.	22,482
		Commodity Chemicals – 0.9%
672		Newmarket Corp.	60,628
		Computer Services – 2.3%
1,567	[1]	CACI International, Inc., Class A	75,169
820	[1]	SRA International, Inc.	14,120
Semi-Annual Shareholder Report
6

Shares			Value
2,646	[1]	Synnex Corp.	70,040
		TOTAL	159,329
		Computer Stores – 0.4%
2,232	[1]	Insight Enterprises, Inc.	25,690
		Cosmetics & Toiletries – 1.2%
688	[1]	Helen of Troy Ltd.	16,216
7,956	[1]	Sally Beauty Holdings, Inc.	66,353
		TOTAL	82,569
		Crude Oil & Gas Production – 0.5%
2,402	[1]	Harvest Natural Resources, Inc.	10,785
1,024	[1]	Swift Energy Co.	25,661
		TOTAL	36,446
		Defense Aerospace – 0.1%
409	[1]	AAR Corp.	9,477
		Department Stores – 1.1%
4,496		Dillards, Inc., Class A	74,454
		Diversified Leisure – 1.1%
3,171	[1]	Life Time Fitness, Inc.	75,945
		Diversified Tobacco – 1.1%
1,608		Universal Corp.	72,987
		Electric Utility – 3.9%
3,711		Avista Corp.	75,630
663		Black Hills Corp.	17,225
3,684	[1]	El Paso Electric Co.	70,917
2,470		Idacorp, Inc.	77,434
2,168		PNM Resources, Inc.	25,214
		TOTAL	266,420
		Electronic Instruments – 0.2%
760		Methode Electronics, Inc., Class A	8,353
1,534		Technitrol, Inc.	6,872
		TOTAL	15,225
		Financial Services – 3.0%
1,458	[1]	America's Car-Mart, Inc.	34,307
2,032		Banco Latinoamericano de Comercio Exterior SA, Class E	28,773
1,102		Evercore Partners, Inc., Class A	32,917
3,942		Hercules Technology Growth Capital, Inc.	39,656
2,126	[1]	Nelnet, Inc., Class A	35,483
Semi-Annual Shareholder Report
7

Shares			Value
2,762		Provident Financial Services, Inc.	31,487
		TOTAL	202,623
		Food Wholesaling – 1.0%
2,315	[1]	Core-Mark Holding Co., Inc.	69,033
		Furniture – 1.1%
7,241		La-Z Boy Chair Co.	73,496
		Gas Distributor – 2.2%
2,358		Laclede Group, Inc.	76,069
2,745		Southwest Gas Corp.	75,954
		TOTAL	152,023
		Generic Drugs – 1.5%
2,763		Medicis Pharmaceutical Corp., Class A	63,853
1,529	[1]	Par Pharmaceutical Cos., Inc.	40,243
		TOTAL	104,096
		Greeting Cards – 1.1%
3,999		American Greetings Corp., Class A	73,902
		Grocery Chain – 0.5%
937		Weis Markets, Inc.	33,273
		Home Health Care – 2.2%
2,954	[1]	Gentiva Health Services, Inc.	75,445
5,154	[1]	Odyssey Healthcare, Inc.	75,661
		TOTAL	151,106
		Industrial Machinery – 0.5%
1,182		Actuant Corp.	19,822
664		Albany International Corp., Class A	13,207
		TOTAL	33,029
		Internet Services – 0.4%
1,511	[1]	Shutterfly, Inc.	23,904
		Leasing – 0.4%
2,670	[1]	CAI International, Inc.	21,200
502		Textainer Group Holdings Ltd.	8,554
		TOTAL	29,754
		Life Insurance – 2.8%
8,037		American Equity Investment Life Holding Co.	58,992
1,241		Delphi Financial Group, Inc., Class A	25,130
1,108		Kansas City Life Insurance Co.	29,916
2,362		Phoenix Cos., Inc.	5,551
Semi-Annual Shareholder Report
8

Shares			Value
5,425	[1]	Universal American Financial Corp.	72,478
		TOTAL	192,067
		Mail Order – 0.1%
418	[1]	Systemax, Inc.	7,328
		Medical Supplies – 0.4%
998		Invacare Corp.	24,990
		Medical Technology – 0.4%
272	[1]	AngioDynamics, Inc.	4,366
1,532	[1]	Ev3, Inc.	22,336
		TOTAL	26,702
		Metal Fabrication – 0.2%
2,821		North American Galvanizing Co.	14,274
		Metals & Mining – 0.7%
13,311	[1]	International Coal Group, Inc.	47,520
		Miscellaneous Food Products – 1.1%
3,560	[1]	Fresh Del Monte Produce, Inc.	72,375
		Miscellaneous Machinery – 0.7%
1,607		Briggs & Stratton Corp.	26,564
576		Graham Corp.	9,147
440		Sun Hydraulics Corp.	9,847
		TOTAL	45,558
		Miscellaneous Metals – 0.2%
181		AMCOL International Corp.	4,548
791	[1]	Stillwater Mining Co.	7,950
		TOTAL	12,498
		Money Center Bank – 1.2%
3,788		International Bancshares Corp.	78,942
		Multi-Line Insurance – 7.5%
4,438	[1]	Amerisafe, Inc.	76,777
1,559		EMC Insurance Group, Inc.	32,240
2,898		FBL Financial Group, Inc., Class A	51,990
2,157	[1]	FPIC Insurance Group, Inc.	81,858
1,782		Harleysville Group, Inc.	57,559
1,871		Infinity Property & Casualty	74,204
4,568		Montpelier Re Holdings Ltd.	77,154
1,824		Safety Insurance Group, Inc.	63,840
		TOTAL	515,622
Semi-Annual Shareholder Report
9

Shares			Value
		Mutual Fund Adviser – 0.4%
2,010		Calamos Asset Management, Inc.	26,030
		Offshore Driller – 1.1%
2,062	[1]	Bristow Group, Inc.	73,613
		Oil Gas & Consumable Fuels – 0.1%
306		Adams Resources & Energy, Inc.	6,426
		Oil Service, Explore & Drill – 0.8%
2,247	[1]	Complete Production Services, Inc.	28,155
2,345	[1]	Key Energy Services, Inc.	22,676
137	[1]	T-3 Energy Services, Inc.	3,089
		TOTAL	53,920
		Other Communications Equipment – 0.6%
1,519	[1]	Netgear, Inc.	31,352
43	[1]	Skyworks Solutions, Inc.	546
2,389	[1]	Symmetricom, Inc.	12,184
		TOTAL	44,082
		Other Tobacco Products – 1.1%
963		Schweitzer-Mauduit International, Inc.	72,456
		Outpatient Clinics – 0.4%
1,698	[1]	U.S. Physical Therapy, Inc.	26,591
		Packaged Foods – 0.1%
205	[1]	Seneca Foods Corp., Class A	5,535
		Paper Products – 1.6%
7,249	[1]	Boise, Inc.	37,405
6,512	[1]	Buckeye Technologies, Inc.	74,497
		TOTAL	111,902
		Personal Loans – 1.2%
2,099	[1]	World Acceptance Corp.	84,779
		Personnel Agency – 1.3%
810		Heidrick & Struggles International, Inc.	20,598
497	[1]	KForce Com, Inc.	6,645
2,938	[1]	Korn/Ferry International	43,483
1,051	[1]	TrueBlue, Inc.	15,250
		TOTAL	85,976
		Plastic – 0.1%
316		Schulman (A.), Inc.	7,116
		Printed Circuit Boards – 1.3%
368		Park Electrochemical Corp.	9,660
Semi-Annual Shareholder Report
10

Shares			Value
6,022		Sanmina-SCI Corp.	79,490
		TOTAL	89,150
		Printing – 0.3%
1,982		Multi-Color Corp.	23,170
		Property Liability Insurance – 10.1%
2,585		American Physicians Capital, Inc.	71,760
2,778		American Physicians Service Group, Inc.	63,644
1,989	[1]	American Safety Insurance Holdings, Ltd.	27,349
3,306	[1]	CNA Surety Corp.	46,284
1,008	[1]	Enstar Group Ltd.	65,409
999		Horace Mann Educators Corp.	11,978
3,458		Max Capital Group Ltd.	77,874
2,103		National Interstate Corp.	37,854
1,052		Nymagic, Inc.	16,516
462		OneBeacon Insurance Group Ltd.	5,997
3,736	[1]	PMA Capital Corp.	22,491
2,048		Platinum Underwriters Holdings Ltd.	74,260
1,375	[1]	ProAssurance Corp.	69,795
2,673	[1]	Seabright Insurance Holdings, Inc.	27,211
4,722		Selective Insurance Group, Inc.	73,049
		TOTAL	691,471
		Regional Banks – 5.5%
262	[1]	Alliance Financial Corp.	6,673
3,024		CVB Financial Corp.	28,970
2,804		First Bancorp, Inc.	43,406
4,357		First Financial Bancorp	71,455
327		Merchants Bancshares, Inc.	6,802
1,762	[1]	Northrim BanCorp, Inc.	28,245
513		Porter Bancorp, Inc.	7,192
3,412		Santander BanCorp	41,797
1,056		Washington Trust Bancorp	18,047
2,069		Wesbanco, Inc.	30,021
1,051		Wilshire Bancorp, Inc.	9,680
2,479		Wintrust Financial Corp.	86,120
		TOTAL	378,408
		Restaurant – 2.3%
2,753		Bob Evans Farms, Inc.	76,837
358		Frisch's Restaurants, Inc.	8,574
Semi-Annual Shareholder Report
11

Shares			Value
10,753		Ruby Tuesday, Inc.	74,303
		TOTAL	159,714
		Rubber – 0.0%
175		Cooper Tire & Rubber Co.	2,980
		Savings & Loan – 1.4%
442		First Defiance Financial Corp.	4,668
4,550		Flushing Financial Corp.	55,737
4,061	[1]	Ocwen Financial Corp.	37,199
		TOTAL	97,604
		Semiconductor Manufacturing – 3.0%
451	[1]	Cabot Microelectronics Corp.	15,853
2,314	[1]	Plexus Corp.	78,699
851		Richardson Electronics Ltd.	6,527
1,456	[1]	Standard Microsystems Corp.	29,047
12,890	[1]	Triquint Semiconductor, Inc.	77,340
		TOTAL	207,466
		Semiconductor Manufacturing Equipment – 1.3%
4,960	[1]	Photronics, Inc.	19,096
2,133	[1]	Veeco Instruments, Inc.	67,872
		TOTAL	86,968
		Semiconductors & Semiconductor Equipment – 0.7%
2,757	[1]	MKS Instruments, Inc.	45,766
		Services to Medical Professionals – 1.8%
4,224	[1]	BioScrip, Inc.	30,708
1,437	[1]	Healthways, Inc.	24,515
2,408	[1]	RehabCare Group, Inc.	69,977
		TOTAL	125,200
		Shoes – 3.7%
3,569	[1]	Collective Brands, Inc.	70,238
4,797	[1]	Crocs, Inc.	35,258
2,903	[1]	Genesco, Inc.	68,453
2,140	[1]	Skechers USA, Inc., Class A	60,048
1,230	[1]	Timberland Co., Class A	21,156
		TOTAL	255,153
		Silver Production – 0.1%
311		Coeur d'Alene Mines Corp.	4,360
		Specialty Retailing – 5.9%
3,035		Asbury Automotive Group, Inc.	33,597
Semi-Annual Shareholder Report
12

Shares			Value
4,844	[1]	Cabela's, Inc., Class A	78,085
3,346	[1]	Dorman Products, Inc.	51,696
3,840		Finish Line, Inc., Class A	42,586
2,516		Group 1 Automotive, Inc.	72,964
2,026	[1]	Jo-Ann Stores, Inc.	70,951
3,741		Lithia Motors, Inc., Class A	29,180
172		Pep Boys — Manny Moe & Jack	1,436
1,907		Stage Stores, Inc.	24,638
		TOTAL	405,133
		Surveillance-Detection – 0.6%
2,411	[1]	Checkpoint Systems, Inc.	38,672
		Telecommunication Equipment & Services – 1.3%
2,001	[1]	Arris Group, Inc.	20,090
1,236		Plantronics, Inc.	32,655
371	[1]	Polycom, Inc.	8,322
1,674	[1]	Tekelec, Inc.	25,076
		TOTAL	86,143
		Trucking – 0.2%
676		Forward Air Corp.	15,974
		Undesignated Consumer Cyclicals – 2.6%
6,235	[1]	Avis Budget Group, Inc.	67,463
3,170	[1]	Cornell Corrections, Inc.	66,570
1,676	[1]	inVentiv Health, Inc.	25,760
918	[1]	Kendle International, Inc.	18,580
		TOTAL	178,373
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,963,771)	6,786,585
		MUTUAL FUND – 3.1%
210,290	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	210,290
		TOTAL INVESTMENTS — 102.3% (IDENTIFIED COST $6,174,061)[4]	6,996,875
		OTHER ASSETS AND LIABILITIES - NET — (2.3)%[5]	(154,609)
		TOTAL NET ASSETS — 100%	$6,842,266
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes..
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
13

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $210,290 of investments in an affiliated issuer (Note 5) (identified cost $6,174,061)		$6,996,875
Income receivable		1,813
Receivable for investments sold		49,752
Receivable for shares sold		7,003
TOTAL ASSETS		7,055,443
Liabilities:
Payable for investments purchased	$93,819
Payable for shares redeemed	59,425
Payable for transfer and dividend disbursing agent fees and expenses	16,590
Payable for auditing fees	11,312
Payable for portfolio accounting fees	12,844
Payable for distribution services fee (Note 5)	1,292
Payable for shareholder services fee (Note 5)	2,882
Payable for share registration costs	11,431
Accrued expenses	3,582
TOTAL LIABILITIES		213,177
Net assets for 933,776 shares outstanding		$6,842,266
Net Assets Consist of:
Paid-in capital		$17,129,688
Net unrealized appreciation of investments		822,814
Accumulated net realized loss on investments		(11,081,475)
Accumulated net invesment income (loss)		(28,761)
TOTAL NET ASSETS		$6,842,266
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($2,281,867 ÷ 304,700 shares outstanding), no par value, unlimited shares authorized	$7.49
Offering price per share	$7.49
Redemption proceeds per share	$7.49
Class A Shares:
Net asset value per share ($1,735,831 ÷ 234,406 shares outstanding), no par value, unlimited shares authorized	$7.41
Offering price per share (100/94.50 of $7.41)	$7.84
Redemption proceeds per share	$7.41
Class C Shares:
Net asset value per share ($2,824,568 ÷ 394,670 shares outstanding), no par value, unlimited shares authorized	$7.16
Offering price per share	$7.16
Redemption proceeds per share (99.00/100 of $7.16)	$7.09
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $235 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $57)			$63,555
Expenses:
Investment adviser fee (Note 5)		$57,874
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		21,620
Transfer and dividend disbursing agent fees and expenses		34,815
Directors'/Trustees' fees		567
Auditing fees		11,343
Legal fees		4,141
Portfolio accounting fees		34,223
Distribution services fee — Class C Shares (Note 5)		11,596
Shareholder services fee — Class A Shares (Note 5)		2,311
Shareholder services fee — Class C Shares (Note 5)		3,865
Share registration costs		20,821
Printing and postage		19,106
Insurance premiums		2,220
Miscellaneous		1,571
TOTAL EXPENSES		342,019
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(57,874)
Waiver of administrative personnel and services fee	(22,635)
Waiver of distribution services fee — Class C Shares	(625)
Reimbursement of shareholder services fee — Class A Shares	(350)
Reimbursement of other operating expenses	(168,219)
TOTAL WAIVERS AND REIMBURSEMENTS		(249,703)
Net expenses			92,316
Net investment income (loss)			(28,761)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,820,375
Net change in unrealized appreciation of investments			(1,758,374)
Net realized and unrealized gain on investments			1,062,001
Change in net assets resulting from operations			$1,033,240
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(28,761)	$(6,944)
Net realized gain (loss) on investments	2,820,375	(11,773,391)
Net change in unrealized appreciation/depreciation of investments	(1,758,374)	2,264,282
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,033,240	(9,516,053)
Share Transactions:
Proceeds from sale of shares	1,159,044	16,057,040
Cost of shares redeemed	(18,826,359)	(10,819,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(17,667,315)	5,237,539
Change in net assets	(16,634,075)	(4,278,514)
Net Assets:
Beginning of period	23,476,341	27,754,855
End of period (including accumulated net investment income (loss) of $(28,761) and $0, respectively)	$6,842,266	$23,476,341
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
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type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	27,699	$195,864	1,959,660	$13,399,032
Shares redeemed	(2,433,794)	(17,159,857)	(1,301,790)	(9,195,866)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,406,095)	$(16,963,993)	657,870	$4,203,166
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	96,460	$706,547	100,371	$768,645
Shares redeemed	(126,304)	(899,859)	(143,809)	(981,169)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,844)	$(193,312)	(43,438)	$(212,524)
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	36,603	$256,633	254,156	$1,889,363
Shares redeemed	(109,048)	(766,643)	(103,429)	(642,466)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(72,445)	$(510,010)	150,727	$1,246,897
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(2,508,384)	$(17,667,315)	765,159	$5,237,539
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4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $6,174,061. The net unrealized appreciation of investments for federal tax purposes was $822,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $976,887 and net unrealized depreciation from investments for those securities having an excess of cost over value of $154,073.

At July 31, 2009, the Fund had a capital loss carryforward of $4,459,356 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2016	$176,370
2017	$4,282,986

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $57,786 of its fee and reimbursed $168,219 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,635 of its fee. The net fee paid to FAS was 1.854% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FSC voluntarily waived $625 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $1,580 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $1,423 in sales charges from the sale of Class A Shares. FSC also retained $75 of CDSC relating to redemptions of Class A Shares and $870 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC voluntarily reimbursed $350 of shareholder services fee. For the six months ended January 31, 2010, FSSC did not receive any fees paid by the Fund

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, (the “Fee Limit”) respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $88. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	300,557	2,114,640	2,204,907	210,290	$210,290	$235

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$11,524,831
Sales	$28,817,988

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in Semi-Annual Shareholder Report
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concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 12, 2010, the Fund's shareholders approved the merger of the Fund into Federated MDT Small Cap Core Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Small Cap Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
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with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
33

Federated MDT Small Cap Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R726

36368 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Tax Aware/All Cap Core Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.74	$10.84	$11.65	$10.35	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00)[3]	0.02	(0.00)[3,4]	(0.02)[4]	(0.05)[4]
Net realized and unrealized gain (loss) on investments	0.81	(3.12)	(0.81)	1.32	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.81	(3.10)	(0.81)	1.30	0.35
Less Distributions:
Distributions from net investment income	—	(0.00)[3]	—	—	—
Net Asset Value, End of Period	$8.55	$7.74	$10.84	$11.65	$10.35
Total Return[5]	10.47%	(28.55)%	(6.95)%	12.56%	3.50%
Ratios to Average Net Assets:
Net expenses	1.65%[6]	1.64%	1.65%	1.65%	2.01%[6]
Net investment income (loss)	(0.04)%[6]	0.27%	(0.02)%	(0.14)%	(0.50)%[6]
Expense waiver/reimbursement[7]	3.85%[6]	3.57%	3.12%	5.81%	3.71%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,791	$5,044	$6,862	$3,903	$2,061
Portfolio turnover	39%	260%	183%	154%	182%
1	MDT Tax Aware/All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Tax Aware/All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Represents less than $0.01.
4	Per share numbers have been calculated using the average shares method.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.51	$10.60	$11.47	$10.27	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)[3]	(0.05)	(0.08)[3]	(0.10)[3]	(0.13)[3]
Net realized and unrealized gain (loss) on investments	0.79	(3.04)	(0.79)	1.30	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.76	(3.09)	(0.87)	1.20	0.27
Net Asset Value, End of Period	$8.27	$7.51	$10.60	$11.47	$10.27
Total Return[4]	10.12%	(29.15)%	(7.59)%	11.68%	2.70%
Ratios to Average Net Assets:
Net expenses	2.40%[5]	2.39%	2.37%	2.40%	2.76%[5]
Net investment income (loss)	(0.79)%[5]	(0.53)%	(0.73)%	(0.89)%	(1.25)%[5]
Expense waiver/reimbursement[6]	3.85%[5]	3.57%	3.19%	5.70%	3.71%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,959	$2,294	$3,587	$3,007	$1,329
Portfolio turnover	39%	260%	183%	154%	182%
1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,104.70	$8.75
Class C Shares	$1,000	$1,101.20	$12.71
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.89	$8.39
Class C Shares	$1,000	$1,013.11	$12.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.65%
Class C Shares	2.40%
Semi-Annual Shareholder Report

4

Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Crude Oil & Gas Production	7.4%
Property Liability Insurance	7.4%
Electric Utility	5.2%
Securities Brokerage	5.0%
Integrated Domestic Oil	4.9%
Computers — High End	4.8%
Internet Services	4.2%
Financial Services	3.9%
Life Insurance	3.8%
Integrated International Oil	3.2%
Railroad	3.2%
Defense Aerospace	3.1%
Miscellaneous Food Products	2.9%
Software Packaged/Custom	2.8%
Department Stores	2.1%
Computers — Midrange	1.7%
Health Care Providers & Services	1.6%
Cable TV	1.5%
Defense Electronics	1.4%
Computer Peripherals	1.2%
Biotechnology	1.1%
Undesignated Consumer Cyclicals	1.1%
Ethical Drugs	1.0%
Multi-Line Insurance	1.0%
Regional Banks	1.0%
Services to Medical Professionals	1.0%
Stainless Steel Producer	1.0%
Other[2]	19.9%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities — Net[4]	(0.4)%
Total	100.0%
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5

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
6

Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Advertising – 0.1%
192		Omnicom Group, Inc.	6,778
		Agricultural Chemicals – 0.2%
200		Bunge Ltd.	11,758
90		FMC Corp.	4,585
		TOTAL	16,343
		Airline@0018Regional – 0.2%
614	[1]	Alaska Air Group, Inc.	19,243
238		SkyWest, Inc.	3,482
		TOTAL	22,725
		Aluminum – 0.1%
305		Kaiser Aluminum Corp.	10,721
		Apparel – 0.2%
64		V.F. Corp.	4,610
389	[1]	Warnaco Group, Inc.	15,062
		TOTAL	19,672
		AT&T Divestiture – 0.6%
2,374		AT&T, Inc.	60,205
		Auto Original Equipment Manufacturers – 0.1%
39	[1]	AutoZone, Inc.	6,046
		Beer – 0.1%
200		Molson Coors Brewing Co., Class B	8,400
		Biotechnology – 1.1%
630	[1]	Amgen, Inc.	36,842
1,725	[1]	Gilead Sciences, Inc.	83,266
		TOTAL	120,108
		Cable TV – 1.5%
102	[1]	DIRECTV Group, Inc., Class A	3,096
414	[1]	DISH Network Corp., Class A	7,560
1,961	[1]	Discovery Communications, Inc.	58,163
301		Time Warner Cable, Inc.	13,120
2,575		Time Warner, Inc.	70,684
202	[1]	Viacom, Inc., Class B	5,886
		TOTAL	158,509
		Cement – 0.1%
227		Texas Industries, Inc.	7,704
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7

Shares			Value
		Clothing Stores – 0.8%
253	[1]	Aeropostale, Inc.	8,321
469	[1]	Children's Place Retail Stores, Inc.	14,914
636	[1]	Fossil, Inc.	20,766
120	[1]	J. Crew Group, Inc.	4,705
214	[1]	Jos A. Bank Clothiers, Inc.	8,969
686		Ross Stores, Inc.	31,508
		TOTAL	89,183
		Cogeneration – 0.0%
190	[1]	Mirant Corp.	2,673
		Commodity Chemicals – 0.8%
2,086		Du Pont (E.I.) de Nemours & Co.	68,024
271		Eastman Chemical Co.	15,320
		TOTAL	83,344
		Computer Peripherals – 1.2%
482	[1]	Lexmark International Group, Class A	12,431
3,022	[1]	Sandisk Corp.	76,819
1,276	[1]	Synaptics, Inc.	32,296
161	[1]	Western Digital Corp.	6,116
		TOTAL	127,662
		Computer Services – 0.2%
334	[1]	Synnex Corp.	8,841
310		Syntel, Inc.	10,422
		TOTAL	19,263
		Computer Stores – 0.3%
2,116	[1]	Ingram Micro, Inc., Class A	35,760
		Computers & Peripherals – 0.0%
63	[1]	NetApp, Inc.	1,835
		Computers@0018High End – 4.8%
4,186		IBM Corp.	512,325
		Computers@0018Low End – 0.5%
110	[1]	Apple, Inc.	21,133
2,555	[1]	Dell, Inc.	32,960
		TOTAL	54,093
		Computers@0018Midrange – 1.7%
3,820		Hewlett-Packard Co.	179,807
		Construction Machinery – 0.1%
198		Joy Global, Inc.	9,057
Semi-Annual Shareholder Report
8

Shares			Value
		Contracting – 0.1%
143		Harsco Corp.	4,255
188	[1]	IHS, Inc., Class A	9,671
		TOTAL	13,926
		Copper – 0.3%
434		Freeport-McMoRan Copper & Gold, Inc.	28,944
164	[1]	Southern Copper Corp.	4,367
		TOTAL	33,311
		Crude Oil & Gas Production – 7.4%
4,060		Apache Corp.	401,006
96		Berry Petroleum Co., Class A	2,600
3,394		Chesapeake Energy Corp.	84,103
1,209		Cimarex Energy Co.	59,495
2,588	[1]	Newfield Exploration Co.	126,657
1,617		Pioneer Natural Resources, Inc.	71,116
203	[1]	Plains Exploration & Production Co.	6,770
555		St. Mary Land & Exploration Co.	17,782
153	[1]	Ultra Petroleum Corp.	7,029
		TOTAL	776,558
		Defense Aerospace – 3.1%
147	[1]	Alliant Techsystems, Inc.	11,609
838		Boeing Co.	50,783
1,426		General Dynamics Corp.	95,328
343		Goodrich (B.F.) Co.	21,235
1,747		Lockheed Martin Corp.	130,186
413	[1]	TransDigm Group, Inc.	19,936
		TOTAL	329,077
		Defense Electronics – 1.4%
535		L-3 Communications Holdings, Inc.	44,587
333		Northrop Grumman Corp.	18,847
1,181		Raytheon Co.	61,920
363		Rockwell Collins	19,308
		TOTAL	144,662
		Department Stores – 2.1%
1,731		Penney (J.C.) Co., Inc.	42,981
1,874	[1]	Sears Holdings Corp.	174,806
		TOTAL	217,787
		Diversified Leisure – 0.2%
81		International Speedway Corp., Class A	2,083
Semi-Annual Shareholder Report
9

Shares			Value
611	[1]	Life Time Fitness, Inc.	14,633
178	[1]	Penn National Gaming, Inc.	4,802
		TOTAL	21,518
		Diversified Oil – 0.9%
1,849		Murphy Oil Corp.	94,447
		Diversified Tobacco – 0.8%
1,564		Altria Group, Inc.	31,061
97		Philip Morris International, Inc.	4,414
824		Reynolds American, Inc.	43,837
		TOTAL	79,312
		Electric & Electronic Original Equipment Manufacturers – 0.2%
818		Molex, Inc.	16,491
		Electric Utility – 5.2%
406	[1]	AES Corp.	5,128
2,081		Ameren Corp.	53,170
2,632		CMS Energy Corp.	39,928
824	[1]	Calpine Corp.	9,023
1,354		Constellation Energy Group, Inc.	43,707
198		DPL, Inc.	5,314
1,198		DTE Energy Co.	50,364
307		Edison International	10,229
733		Entergy Corp.	55,935
1,066		Exelon Corp.	48,631
34		FirstEnergy Corp.	1,483
252		Idacorp, Inc.	7,900
293		OGE Energy Corp.	10,613
330		Pinnacle West Capital Corp.	11,821
2,570		Public Service Enterprises Group, Inc.	78,616
1,999		Sempra Energy	101,449
445		UniSource Energy Corp.	13,679
		TOTAL	546,990
		Electrical@0018Radio & TV – 0.5%
1,406		Harman International Industries, Inc.	49,983
		Electrical Equipment – 0.0%
192		Belden, Inc.	4,383
		Electronic Equipment Instruments & Components – 0.8%
4,579		Corning, Inc.	82,788
Semi-Annual Shareholder Report
10

Shares			Value
		Electronic Instruments – 0.0%
110	[1]	Thermo Fisher Scientific, Inc.	5,077
		Ethical Drugs – 1.0%
3,776		Bristol-Myers Squibb Co.	91,984
834	[1]	King Pharmaceuticals, Inc.	10,016
124	[1]	Salix Pharmaceuticals Ltd.	3,628
		TOTAL	105,628
		Financial Services – 3.9%
5,339		Ameriprise Financial, Inc.	204,163
116		Lazard Ltd., Class A	4,471
784		Mastercard, Inc.	195,921
182		NYSE Euronext	4,261
		TOTAL	408,816
		Furniture – 0.1%
333		Leggett and Platt, Inc.	6,081
		Gas Distributor – 0.9%
298		AGL Resources, Inc.	10,516
902		Energen Corp.	39,643
245		ONEOK, Inc.	10,337
1,337	[1]	Southern Union Co.	29,467
		TOTAL	89,963
		Generic Drugs – 0.3%
1,662	[1]	Mylan Laboratories, Inc.	30,298
		Greeting Cards – 0.1%
419		American Greetings Corp., Class A	7,743
		Grocery Chain – 0.1%
157		Safeway, Inc.	3,525
402	[1]	Whole Foods Market, Inc.	10,942
		TOTAL	14,467
		Health Care Providers & Services – 1.6%
159	[1]	Express Scripts, Inc., Class A	13,334
2,455	[1]	Medco Health Solutions, Inc.	150,933
283	[1]	Wellcare Health Plans, Inc.	8,824
		TOTAL	173,091
		Home Building – 0.3%
739		D. R. Horton, Inc.	8,713
1,793		KB HOME	27,397
		TOTAL	36,110
Semi-Annual Shareholder Report
11

Shares			Value
		Home Health Care – 0.0%
77	[1]	Gentiva Health Services, Inc.	1,967
		Home Products – 0.1%
366		Fortune Brands, Inc.	15,215
		Hotels and Motels – 0.4%
659	[1]	Wynn Resorts Ltd.	40,779
		Household Appliances – 0.3%
475		Whirlpool Corp.	35,710
		Industrial Machinery – 0.2%
1,055	[1]	Terex Corp.	20,625
		Insurance Brokerage – 0.2%
196		Aspen Insurance Holdings Ltd.	5,219
338		Endurance Specialty Holdings Ltd.	12,175
		TOTAL	17,394
		Integrated Domestic Oil – 4.9%
10,565		ConocoPhillips	507,120
286		Marathon Oil Corp.	8,526
		TOTAL	515,646
		Integrated International Oil – 3.2%
4,699		Chevron Corp.	338,892
		Internet Services – 4.2%
1,354	[1]	Amazon.com, Inc.	169,805
1,316	[1]	eBay, Inc.	30,294
2,793	[1]	NetFlix, Inc.	173,864
359	[1]	Priceline.com, Inc.	70,131
		TOTAL	444,094
		Leasing – 0.0%
49		GATX Corp.	1,285
		Life Insurance – 3.8%
4,411		MetLife, Inc.	155,796
2,632		Prudential Financial, Inc.	131,574
212		Reinsurance Group of America	10,329
2,354		Torchmark Corp.	105,694
		TOTAL	403,393
		Long-Term Care Centers – 0.1%
588	[1]	Kindred Healthcare, Inc.	9,943
		Maritime – 0.3%
229		Genco Shipping & Trading Ltd.	4,388
237	[1]	Kirby Corp.	7,688
Semi-Annual Shareholder Report
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Shares			Value
248		Overseas Shipholding Group, Inc.	11,063
290		Ship Finance International Ltd.	4,197
		TOTAL	27,336
		Medical Supplies – 0.5%
874		McKesson HBOC, Inc.	51,409
		Medical Technology – 0.9%
137	[1]	IDEXX Laboratories, Inc.	7,191
189	[1]	Intuitive Surgical, Inc.	62,003
386	[1]	Zimmer Holdings, Inc.	21,740
		TOTAL	90,934
		Miscellaneous Components – 0.6%
635		Amphenol Corp., Class A	25,298
485	[1]	Cree, Inc.	27,116
571	[1]	Qlogic Corp.	9,816
199	[1]	Zoran Corp.	2,183
		TOTAL	64,413
		Miscellaneous Food Products – 2.9%
9,945		Archer-Daniels-Midland Co.	298,052
542	[1]	Fresh Del Monte Produce, Inc.	11,019
		TOTAL	309,071
		Miscellaneous Machinery – 0.3%
301		Parker-Hannifin Corp.	16,829
294		SPX Corp.	16,005
		TOTAL	32,834
		Money Center Bank – 0.9%
1,459		Bank of New York Mellon Corp.	42,442
407		International Bancshares Corp.	8,482
506		J.P. Morgan Chase & Co.	19,704
72		State Street Corp.	3,087
741		U.S. Bancorp	18,584
		TOTAL	92,299
		Multi-Industry Capital Goods – 0.5%
897		Honeywell International, Inc.	34,660
333		United Technologies Corp.	22,471
		TOTAL	57,131
		Multi-Line Insurance – 1.0%
996		AON Corp.	38,744
808		CIGNA Corp.	27,286
Semi-Annual Shareholder Report
13

Shares			Value
412	[1]	CNA Financial Corp.	9,678
800		Lincoln National Corp.	19,664
654		Montpelier Re Holdings Ltd.	11,046
		TOTAL	106,418
		Mutual Fund Adviser – 0.0%
67	[1]	Affiliated Managers Group	4,058
		Office Supplies – 0.3%
928		Avery Dennison Corp.	30,169
		Offshore Driller – 0.9%
251		Noble Corp.	10,121
999	[1]	Transocean Ltd.	84,655
		TOTAL	94,776
		Oil Service, Explore & Drill – 0.4%
2,128		Patterson-UTI Energy, Inc.	32,686
151	[1]	Pride International, Inc.	4,470
265		Rowan Cos., Inc.	5,692
95	[1]	Unit Corp.	4,326
		TOTAL	47,174
		Oil Well Supply – 0.3%
197	[1]	Dresser-Rand Group, Inc.	5,827
412	[1]	Dril-Quip, Inc.	21,626
		TOTAL	27,453
		Optical Reading Equipment – 0.1%
264	[1]	Zebra Technologies Corp., Class A	6,890
		Other Tobacco Products – 0.2%
407		Universal Corp.	18,474
		Paper Products – 0.1%
219		Clearwater Paper Corp.	10,716
205		MeadWestvaco Corp.	4,934
		TOTAL	15,650
		Personal Loans – 0.1%
286	[1]	World Acceptance Corp.	11,552
		Personnel Agency – 0.1%
178	[1]	Hewitt Associates, Inc.	7,027
81		Maximus, Inc.	3,877
		TOTAL	10,904
		Plastic Containers – 0.1%
544	[1]	Owens-Illinois, Inc.	14,808
Semi-Annual Shareholder Report
14

Shares			Value
		Pollution Control – 0.0%
205	[1]	Layne Christensen Co.	5,193
		Property Liability Insurance – 7.4%
1,024		Allied World Assurance Holdings Ltd.	45,834
2,427		American Financial Group, Inc.	60,214
185	[1]	Arch Capital Group Ltd.	13,235
3,795		Chubb Corp.	189,750
210		Everest Re Group Ltd.	18,005
752		Horace Mann Educators Corp.	9,016
122		PartnerRe Ltd.	9,100
443		Platinum Underwriters Holdings Ltd.	16,063
583		RenaissanceRe Holdings Ltd.	31,587
7,104		The Travelers Cos., Inc.	359,960
291		Transatlantic Holdings, Inc.	14,460
932		XL Capital Ltd., Class A	15,630
		TOTAL	782,854
		Railroad – 3.2%
825		CSX Corp.	35,360
5,021		Union Pacific Corp.	303,770
		TOTAL	339,130
		Regional Banks – 1.0%
2,820		Comerica, Inc.	97,318
213		United Bankshares, Inc.	5,304
		TOTAL	102,622
		Restaurant – 0.1%
136	[1]	CEC Entertainment, Inc.	4,514
105		Darden Restaurants, Inc.	3,881
51	[1]	Panera Bread Co.	3,642
		TOTAL	12,037
		Securities Brokerage – 5.0%
3,258		Goldman Sachs Group, Inc.	484,530
1,463		Morgan Stanley	39,179
184	[1]	Piper Jaffray Cos., Inc.	8,939
		TOTAL	532,648
		Semiconductor Distribution – 0.4%
272	[1]	Arrow Electronics, Inc.	7,146
1,460	[1]	Avnet, Inc.	38,602
		TOTAL	45,748
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15

Shares			Value
		Semiconductor Manufacturing – 0.4%
1,643	[1]	Micron Technology, Inc.	14,327
257	[1]	Silicon Laboratories, Inc.	10,856
777		Xilinx, Inc.	18,321
		TOTAL	43,504
		Semiconductors & Semiconductor Equipment – 0.1%
540	[1]	Fairchild Semiconductor International, Inc., Class A	4,849
165		Linear Technology Corp.	4,307
		TOTAL	9,156
		Services to Medical Professionals – 1.0%
1,102	[1]	Health Net, Inc.	26,734
605	[1]	Humana, Inc.	29,415
1,233		UnitedHealth Group, Inc.	40,689
173	[1]	Wellpoint, Inc.	11,024
		TOTAL	107,862
		Shoes – 0.0%
99	[1]	Genesco, Inc.	2,334
		Software Packaged/Custom – 2.8%
460	[1]	Adobe Systems, Inc.	14,858
184	[1]	Advent Software, Inc.	6,946
276	[1]	ArcSight, Inc.	6,555
1,164		CA, Inc.	25,655
228	[1]	Computer Sciences Corp.	11,696
570	[1]	DST Systems, Inc.	25,838
172	[1]	MSCI, Inc., Class A	5,084
771		Microsoft Corp.	21,727
215	[1]	NetSuite, Inc.	3,395
311	[1]	Quest Software, Inc.	5,355
4,841	[1]	Red Hat, Inc.	131,772
322		Rovi Corp.	9,296
699	[1]	Solera Holdings, Inc.	23,144
		TOTAL	291,321
		Specialty Retailing – 0.7%
1,920		CVS Caremark Corp.	62,150
946	[1]	Cabela's, Inc., Class A	15,250
		TOTAL	77,400
		Stainless Steel Producer – 1.0%
2,461		Allegheny Technologies, Inc.	100,532
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Shares			Value
240		Carpenter Technology Corp.	6,432
		TOTAL	106,964
		Telecommunication Equipment & Services – 0.1%
252	[1]	Amdocs Ltd.	7,205
		Tobacco – 0.2%
285	[1]	Lorillard, Inc.	21,575
		Undesignated Consumer Cyclicals – 1.1%
88	[1]	Capella Education Co.	6,457
372		DeVRY, Inc.	22,714
735	[1]	ITT Educational Services, Inc.	71,200
55		Strayer Education, Inc.	11,428
		TOTAL	111,799
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,306,844)	10,398,768
		MUTUAL FUND – 2.0%
209,547	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	209,547
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $8,516,391)[4]	10,608,315
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(42,105)
		TOTAL NET ASSETS — 100%	$10,566,210
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $209,547 of investments in an affiliated issuer (Note 5) (identified cost $8,516,391)		$10,608,315
Income receivable		6,495
Receivable for investments sold		170,076
Receivable for shares sold		13,048
TOTAL ASSETS		10,797,934
Liabilities:
Payable for investments purchased	$170,690
Payable for transfer and dividend disbursing agent fees and expenses	14,018
Payable for auditing fees	11,312
Payable for portfolio accounting fees	13,516
Payable for distribution services fee (Note 5)	1,381
Payable for shareholder services fee (Note 5)	3,671
Payable for share registration costs	11,903
Accrued expenses	5,233
TOTAL LIABILITIES		231,724
Net assets for 1,240,811 shares outstanding		$10,566,210
Net Assets Consist of:
Paid-in capital		$15,392,417
Net unrealized appreciation of investments		2,091,924
Accumulated net realized loss on investments		(6,912,386)
Distributions in excess of net investment income		(5,745)
TOTAL NET ASSETS		$10,566,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,815,846 ÷ 443,743 shares outstanding), no par value, unlimited shares authorized		$8.60
Offering price per share		$8.60
Redemption proceeds per share		$8.60
Class A Shares:
Net asset value per share ($4,791,105 ÷ 560,135 shares outstanding), no par value, unlimited shares authorized		$8.55
Offering price per share (100/94.50 of $8.55)		$9.05
Redemption proceeds per share		$8.55
Class C Shares:
Net asset value per share ($1,959,259 ÷ 236,933 shares outstanding), no par value, unlimited shares authorized		$8.27
Offering price per share		$8.27
Redemption proceeds per share (99.00/100 of $8.27)		$8.19
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $230 received from an affiliated issuer (Note 5))			$92,275
Expenses:
Investment adviser fee (Note 5)		$51,703
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		12,896
Transfer and dividend disbursing agent fees and expenses		27,165
Directors'/Trustees' fees		548
Auditing fees		11,343
Legal fees		4,141
Portfolio accounting fees		34,460
Distribution services fee — Class C Shares (Note 5)		8,535
Shareholder services fee — Class A Shares (Note 5)		6,194
Shareholder services fee — Class C Shares (Note 5)		2,845
Share registration costs		21,260
Printing and postage		18,703
Insurance premiums		2,206
Miscellaneous		1,496
TOTAL EXPENSES		319,441
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(51,703)
Waiver of administrative personnel and services fee	(22,628)
Reimbursement of other operating expesnes	(147,110)
TOTAL WAIVERS AND REIMBURSEMENTS		(221,441)
Net expenses			98,000
Net investment income (loss)			(5,725)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,541,103
Net change in unrealized appreciation of investments			(369,199)
Net realized and unrealized gain on investments			1,171,904
Change in net assets resulting from operations			$1,166,179
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,725)	$21,539
Net realized gain (loss) on investments	1,541,103	(6,769,333)
Net change in unrealized appreciation/depreciation of investments	(369,199)	1,374,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,166,179	(5,373,001)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,311)	(12,123)
Class A Shares	—	(5,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,311)	(17,248)
Share Transactions:
Proceeds from sale of shares	268,653	11,864,848
Net asset value of shares issued to shareholders in payment of distributions declared	3,331	11,952
Cost of shares redeemed	(2,393,885)	(10,292,351)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,121,901)	1,584,449
Change in net assets	(960,033)	(3,805,800)
Net Assets:
Beginning of period	11,526,243	15,332,043
End of period (including undistributed (distributions in excess of) net investment income of $(5,745) and $4,291, respectively)	$10,566,210	$11,526,243
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation while seeking to minimize the impact of taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
21

type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,270	$59,997	449,790	$3,194,130
Shares issued to shareholders in payment of distributions declared	370	3,331	976	6,958
Shares redeemed	(101,997)	(869,188)	(360,647)	(2,719,672)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(94,357)	$(805,860)	90,119	$481,416
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,412	$189,078	947,917	$7,814,906
Shares issued to shareholders in payment of distributions declared	—	—	703	4,994
Shares redeemed	(113,636)	(942,876)	(930,303)	(6,506,356)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(91,224)	$(753,798)	18,317	$1,313,544
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,379	$19,578	118,890	$855,812
Shares redeemed	(70,755)	(581,821)	(152,072)	(1,066,323)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(68,376)	$(562,243)	(33,182)	$(210,511)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(253,957)	$(2,121,901)	75,254	$1,584,449

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $8,516,391. The net unrealized appreciation of investments for federal tax purposes was $2,091,924. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,185,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,178.

At July 31, 2009, the Fund had a capital loss carryforward of $3,191,091 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$10,826
2017	$3,180,265

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $51,601 of its fee and reimbursed $147,110 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,628 of its fee. The net fee paid to FAS was 1.624% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $2,090 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $80 in sales charges from the sale of Class A Shares. FSC also retained $212 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $160 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40%, 1.65% and 2.40% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $102. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	231,630	2,007,790	2,029,873	209,547	$209,547	$230
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$4,312,423
Sales	$6,504,468

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 12, 2010, the Fund's shareholders approved the merger of the Fund into Federated MDT All Cap Core Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Tax Aware/All Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
31

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries Semi-Annual Shareholder Report
32

for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Tax Aware/All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R403
Cusip 31421R502

36402 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated MDT Tax Aware/All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2010	Year Ended July 31,			Period Ended 7/31/2006[2]
		2009	2008	2007[1]
Net Asset Value, Beginning of Period	$7.78	$10.90	$11.69	$10.36	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01[3]	0.02	0.03[3]	0.01[3]	(0.03)[3]
Net realized and unrealized gain (loss) on investments	0.82	(3.12)	(0.82)	1.32	0.39
TOTAL FROM INVESTMENT OPERATIONS	0.83	(3.10)	(0.79)	1.33	0.36
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	—	—	—
Net Asset Value, End of Period	$8.60	$7.78	$10.90	$11.69	$10.36
Total Return[4]	10.65%	(28.41)%	(6.76)%	12.84%	3.60%
Ratios to Average Net Assets:
Net expenses	1.40%[5]	1.39%	1.40%	1.40%	1.76%[5]
Net investment income (loss)	0.21%[5]	0.44%	0.27%	0.12%	(0.25)%[5]
Expense waiver/reimbursement[6]	3.85%[5]	3.69%	3.03%	5.47%	3.71%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,816	$4,188	$4,883	$3,645	$1,383
Portfolio turnover	39%	260%	183%	154%	182%
1	MDT Tax Aware/All Cap Core Fund (the “Predecessor Fund”) was reorganized into Federated MDT Tax Aware/All Cap Core Fund (the “Fund”) as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2009	Ending Account Value 1/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,106.50	$7.43
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.15	$7.12
1	Expenses are equal to the Fund's annualized net expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At January 31, 2010, the Fund's industry composition1 was as follows:

Industry Composition	Percentage of Total Net Assets
Crude Oil & Gas Production	7.4%
Property Liability Insurance	7.4%
Electric Utility	5.2%
Securities Brokerage	5.0%
Integrated Domestic Oil	4.9%
Computers — High End	4.8%
Internet Services	4.2%
Financial Services	3.9%
Life Insurance	3.8%
Integrated International Oil	3.2%
Railroad	3.2%
Defense Aerospace	3.1%
Miscellaneous Food Products	2.9%
Software Packaged/Custom	2.8%
Department Stores	2.1%
Computers — Midrange	1.7%
Health Care Providers & Services	1.6%
Cable TV	1.5%
Defense Electronics	1.4%
Computer Peripherals	1.2%
Biotechnology	1.1%
Undesignated Consumer Cyclicals	1.1%
Ethical Drugs	1.0%
Multi-Line Insurance	1.0%
Regional Banks	1.0%
Services to Medical Professionals	1.0%
Stainless Steel Producer	1.0%
Other[2]	19.9%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities — Net[4]	(0.4)%
Total	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

January 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.4%
		Advertising – 0.1%
192		Omnicom Group, Inc.	6,778
		Agricultural Chemicals – 0.2%
200		Bunge Ltd.	11,758
90		FMC Corp.	4,585
		TOTAL	16,343
		Airline@0018Regional – 0.2%
614	[1]	Alaska Air Group, Inc.	19,243
238		SkyWest, Inc.	3,482
		TOTAL	22,725
		Aluminum – 0.1%
305		Kaiser Aluminum Corp.	10,721
		Apparel – 0.2%
64		V.F. Corp.	4,610
389	[1]	Warnaco Group, Inc.	15,062
		TOTAL	19,672
		AT&T Divestiture – 0.6%
2,374		AT&T, Inc.	60,205
		Auto Original Equipment Manufacturers – 0.1%
39	[1]	AutoZone, Inc.	6,046
		Beer – 0.1%
200		Molson Coors Brewing Co., Class B	8,400
		Biotechnology – 1.1%
630	[1]	Amgen, Inc.	36,842
1,725	[1]	Gilead Sciences, Inc.	83,266
		TOTAL	120,108
		Cable TV – 1.5%
102	[1]	DIRECTV Group, Inc., Class A	3,096
414	[1]	DISH Network Corp., Class A	7,560
1,961	[1]	Discovery Communications, Inc.	58,163
301		Time Warner Cable, Inc.	13,120
2,575		Time Warner, Inc.	70,684
202	[1]	Viacom, Inc., Class B	5,886
		TOTAL	158,509
		Cement – 0.1%
227		Texas Industries, Inc.	7,704
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Shares			Value
		Clothing Stores – 0.8%
253	[1]	Aeropostale, Inc.	8,321
469	[1]	Children's Place Retail Stores, Inc.	14,914
636	[1]	Fossil, Inc.	20,766
120	[1]	J. Crew Group, Inc.	4,705
214	[1]	Jos A. Bank Clothiers, Inc.	8,969
686		Ross Stores, Inc.	31,508
		TOTAL	89,183
		Cogeneration – 0.0%
190	[1]	Mirant Corp.	2,673
		Commodity Chemicals – 0.8%
2,086		Du Pont (E.I.) de Nemours & Co.	68,024
271		Eastman Chemical Co.	15,320
		TOTAL	83,344
		Computer Peripherals – 1.2%
482	[1]	Lexmark International Group, Class A	12,431
3,022	[1]	Sandisk Corp.	76,819
1,276	[1]	Synaptics, Inc.	32,296
161	[1]	Western Digital Corp.	6,116
		TOTAL	127,662
		Computer Services – 0.2%
334	[1]	Synnex Corp.	8,841
310		Syntel, Inc.	10,422
		TOTAL	19,263
		Computer Stores – 0.3%
2,116	[1]	Ingram Micro, Inc., Class A	35,760
		Computers & Peripherals – 0.0%
63	[1]	NetApp, Inc.	1,835
		Computers@0018High End – 4.8%
4,186		IBM Corp.	512,325
		Computers@0018Low End – 0.5%
110	[1]	Apple, Inc.	21,133
2,555	[1]	Dell, Inc.	32,960
		TOTAL	54,093
		Computers@0018Midrange – 1.7%
3,820		Hewlett-Packard Co.	179,807
		Construction Machinery – 0.1%
198		Joy Global, Inc.	9,057
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Shares			Value
		Contracting – 0.1%
143		Harsco Corp.	4,255
188	[1]	IHS, Inc., Class A	9,671
		TOTAL	13,926
		Copper – 0.3%
434		Freeport-McMoRan Copper & Gold, Inc.	28,944
164	[1]	Southern Copper Corp.	4,367
		TOTAL	33,311
		Crude Oil & Gas Production – 7.4%
4,060		Apache Corp.	401,006
96		Berry Petroleum Co., Class A	2,600
3,394		Chesapeake Energy Corp.	84,103
1,209		Cimarex Energy Co.	59,495
2,588	[1]	Newfield Exploration Co.	126,657
1,617		Pioneer Natural Resources, Inc.	71,116
203	[1]	Plains Exploration & Production Co.	6,770
555		St. Mary Land & Exploration Co.	17,782
153	[1]	Ultra Petroleum Corp.	7,029
		TOTAL	776,558
		Defense Aerospace – 3.1%
147	[1]	Alliant Techsystems, Inc.	11,609
838		Boeing Co.	50,783
1,426		General Dynamics Corp.	95,328
343		Goodrich (B.F.) Co.	21,235
1,747		Lockheed Martin Corp.	130,186
413	[1]	TransDigm Group, Inc.	19,936
		TOTAL	329,077
		Defense Electronics – 1.4%
535		L-3 Communications Holdings, Inc.	44,587
333		Northrop Grumman Corp.	18,847
1,181		Raytheon Co.	61,920
363		Rockwell Collins	19,308
		TOTAL	144,662
		Department Stores – 2.1%
1,731		Penney (J.C.) Co., Inc.	42,981
1,874	[1]	Sears Holdings Corp.	174,806
		TOTAL	217,787
		Diversified Leisure – 0.2%
81		International Speedway Corp., Class A	2,083
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Shares			Value
611	[1]	Life Time Fitness, Inc.	14,633
178	[1]	Penn National Gaming, Inc.	4,802
		TOTAL	21,518
		Diversified Oil – 0.9%
1,849		Murphy Oil Corp.	94,447
		Diversified Tobacco – 0.8%
1,564		Altria Group, Inc.	31,061
97		Philip Morris International, Inc.	4,414
824		Reynolds American, Inc.	43,837
		TOTAL	79,312
		Electric & Electronic Original Equipment Manufacturers – 0.2%
818		Molex, Inc.	16,491
		Electric Utility – 5.2%
406	[1]	AES Corp.	5,128
2,081		Ameren Corp.	53,170
2,632		CMS Energy Corp.	39,928
824	[1]	Calpine Corp.	9,023
1,354		Constellation Energy Group, Inc.	43,707
198		DPL, Inc.	5,314
1,198		DTE Energy Co.	50,364
307		Edison International	10,229
733		Entergy Corp.	55,935
1,066		Exelon Corp.	48,631
34		FirstEnergy Corp.	1,483
252		Idacorp, Inc.	7,900
293		OGE Energy Corp.	10,613
330		Pinnacle West Capital Corp.	11,821
2,570		Public Service Enterprises Group, Inc.	78,616
1,999		Sempra Energy	101,449
445		UniSource Energy Corp.	13,679
		TOTAL	546,990
		Electrical@0018Radio & TV – 0.5%
1,406		Harman International Industries, Inc.	49,983
		Electrical Equipment – 0.0%
192		Belden, Inc.	4,383
		Electronic Equipment Instruments & Components – 0.8%
4,579		Corning, Inc.	82,788
Semi-Annual Shareholder Report
9

Shares			Value
		Electronic Instruments – 0.0%
110	[1]	Thermo Fisher Scientific, Inc.	5,077
		Ethical Drugs – 1.0%
3,776		Bristol-Myers Squibb Co.	91,984
834	[1]	King Pharmaceuticals, Inc.	10,016
124	[1]	Salix Pharmaceuticals Ltd.	3,628
		TOTAL	105,628
		Financial Services – 3.9%
5,339		Ameriprise Financial, Inc.	204,163
116		Lazard Ltd., Class A	4,471
784		Mastercard, Inc.	195,921
182		NYSE Euronext	4,261
		TOTAL	408,816
		Furniture – 0.1%
333		Leggett and Platt, Inc.	6,081
		Gas Distributor – 0.9%
298		AGL Resources, Inc.	10,516
902		Energen Corp.	39,643
245		ONEOK, Inc.	10,337
1,337	[1]	Southern Union Co.	29,467
		TOTAL	89,963
		Generic Drugs – 0.3%
1,662	[1]	Mylan Laboratories, Inc.	30,298
		Greeting Cards – 0.1%
419		American Greetings Corp., Class A	7,743
		Grocery Chain – 0.1%
157		Safeway, Inc.	3,525
402	[1]	Whole Foods Market, Inc.	10,942
		TOTAL	14,467
		Health Care Providers & Services – 1.6%
159	[1]	Express Scripts, Inc., Class A	13,334
2,455	[1]	Medco Health Solutions, Inc.	150,933
283	[1]	Wellcare Health Plans, Inc.	8,824
		TOTAL	173,091
		Home Building – 0.3%
739		D. R. Horton, Inc.	8,713
1,793		KB HOME	27,397
		TOTAL	36,110
Semi-Annual Shareholder Report
10

Shares			Value
		Home Health Care – 0.0%
77	[1]	Gentiva Health Services, Inc.	1,967
		Home Products – 0.1%
366		Fortune Brands, Inc.	15,215
		Hotels and Motels – 0.4%
659	[1]	Wynn Resorts Ltd.	40,779
		Household Appliances – 0.3%
475		Whirlpool Corp.	35,710
		Industrial Machinery – 0.2%
1,055	[1]	Terex Corp.	20,625
		Insurance Brokerage – 0.2%
196		Aspen Insurance Holdings Ltd.	5,219
338		Endurance Specialty Holdings Ltd.	12,175
		TOTAL	17,394
		Integrated Domestic Oil – 4.9%
10,565		ConocoPhillips	507,120
286		Marathon Oil Corp.	8,526
		TOTAL	515,646
		Integrated International Oil – 3.2%
4,699		Chevron Corp.	338,892
		Internet Services – 4.2%
1,354	[1]	Amazon.com, Inc.	169,805
1,316	[1]	eBay, Inc.	30,294
2,793	[1]	NetFlix, Inc.	173,864
359	[1]	Priceline.com, Inc.	70,131
		TOTAL	444,094
		Leasing – 0.0%
49		GATX Corp.	1,285
		Life Insurance – 3.8%
4,411		MetLife, Inc.	155,796
2,632		Prudential Financial, Inc.	131,574
212		Reinsurance Group of America	10,329
2,354		Torchmark Corp.	105,694
		TOTAL	403,393
		Long-Term Care Centers – 0.1%
588	[1]	Kindred Healthcare, Inc.	9,943
		Maritime – 0.3%
229		Genco Shipping & Trading Ltd.	4,388
237	[1]	Kirby Corp.	7,688
Semi-Annual Shareholder Report
11

Shares			Value
248		Overseas Shipholding Group, Inc.	11,063
290		Ship Finance International Ltd.	4,197
		TOTAL	27,336
		Medical Supplies – 0.5%
874		McKesson HBOC, Inc.	51,409
		Medical Technology – 0.9%
137	[1]	IDEXX Laboratories, Inc.	7,191
189	[1]	Intuitive Surgical, Inc.	62,003
386	[1]	Zimmer Holdings, Inc.	21,740
		TOTAL	90,934
		Miscellaneous Components – 0.6%
635		Amphenol Corp., Class A	25,298
485	[1]	Cree, Inc.	27,116
571	[1]	Qlogic Corp.	9,816
199	[1]	Zoran Corp.	2,183
		TOTAL	64,413
		Miscellaneous Food Products – 2.9%
9,945		Archer-Daniels-Midland Co.	298,052
542	[1]	Fresh Del Monte Produce, Inc.	11,019
		TOTAL	309,071
		Miscellaneous Machinery – 0.3%
301		Parker-Hannifin Corp.	16,829
294		SPX Corp.	16,005
		TOTAL	32,834
		Money Center Bank – 0.9%
1,459		Bank of New York Mellon Corp.	42,442
407		International Bancshares Corp.	8,482
506		J.P. Morgan Chase & Co.	19,704
72		State Street Corp.	3,087
741		U.S. Bancorp	18,584
		TOTAL	92,299
		Multi-Industry Capital Goods – 0.5%
897		Honeywell International, Inc.	34,660
333		United Technologies Corp.	22,471
		TOTAL	57,131
		Multi-Line Insurance – 1.0%
996		AON Corp.	38,744
808		CIGNA Corp.	27,286
Semi-Annual Shareholder Report
12

Shares			Value
412	[1]	CNA Financial Corp.	9,678
800		Lincoln National Corp.	19,664
654		Montpelier Re Holdings Ltd.	11,046
		TOTAL	106,418
		Mutual Fund Adviser – 0.0%
67	[1]	Affiliated Managers Group	4,058
		Office Supplies – 0.3%
928		Avery Dennison Corp.	30,169
		Offshore Driller – 0.9%
251		Noble Corp.	10,121
999	[1]	Transocean Ltd.	84,655
		TOTAL	94,776
		Oil Service, Explore & Drill – 0.4%
2,128		Patterson-UTI Energy, Inc.	32,686
151	[1]	Pride International, Inc.	4,470
265		Rowan Cos., Inc.	5,692
95	[1]	Unit Corp.	4,326
		TOTAL	47,174
		Oil Well Supply – 0.3%
197	[1]	Dresser-Rand Group, Inc.	5,827
412	[1]	Dril-Quip, Inc.	21,626
		TOTAL	27,453
		Optical Reading Equipment – 0.1%
264	[1]	Zebra Technologies Corp., Class A	6,890
		Other Tobacco Products – 0.2%
407		Universal Corp.	18,474
		Paper Products – 0.1%
219		Clearwater Paper Corp.	10,716
205		MeadWestvaco Corp.	4,934
		TOTAL	15,650
		Personal Loans – 0.1%
286	[1]	World Acceptance Corp.	11,552
		Personnel Agency – 0.1%
178	[1]	Hewitt Associates, Inc.	7,027
81		Maximus, Inc.	3,877
		TOTAL	10,904
		Plastic Containers – 0.1%
544	[1]	Owens-Illinois, Inc.	14,808
Semi-Annual Shareholder Report
13

Shares			Value
		Pollution Control – 0.0%
205	[1]	Layne Christensen Co.	5,193
		Property Liability Insurance – 7.4%
1,024		Allied World Assurance Holdings Ltd.	45,834
2,427		American Financial Group, Inc.	60,214
185	[1]	Arch Capital Group Ltd.	13,235
3,795		Chubb Corp.	189,750
210		Everest Re Group Ltd.	18,005
752		Horace Mann Educators Corp.	9,016
122		PartnerRe Ltd.	9,100
443		Platinum Underwriters Holdings Ltd.	16,063
583		RenaissanceRe Holdings Ltd.	31,587
7,104		The Travelers Cos., Inc.	359,960
291		Transatlantic Holdings, Inc.	14,460
932		XL Capital Ltd., Class A	15,630
		TOTAL	782,854
		Railroad – 3.2%
825		CSX Corp.	35,360
5,021		Union Pacific Corp.	303,770
		TOTAL	339,130
		Regional Banks – 1.0%
2,820		Comerica, Inc.	97,318
213		United Bankshares, Inc.	5,304
		TOTAL	102,622
		Restaurant – 0.1%
136	[1]	CEC Entertainment, Inc.	4,514
105		Darden Restaurants, Inc.	3,881
51	[1]	Panera Bread Co.	3,642
		TOTAL	12,037
		Securities Brokerage – 5.0%
3,258		Goldman Sachs Group, Inc.	484,530
1,463		Morgan Stanley	39,179
184	[1]	Piper Jaffray Cos., Inc.	8,939
		TOTAL	532,648
		Semiconductor Distribution – 0.4%
272	[1]	Arrow Electronics, Inc.	7,146
1,460	[1]	Avnet, Inc.	38,602
		TOTAL	45,748
Semi-Annual Shareholder Report
14

Shares			Value
		Semiconductor Manufacturing – 0.4%
1,643	[1]	Micron Technology, Inc.	14,327
257	[1]	Silicon Laboratories, Inc.	10,856
777		Xilinx, Inc.	18,321
		TOTAL	43,504
		Semiconductors & Semiconductor Equipment – 0.1%
540	[1]	Fairchild Semiconductor International, Inc., Class A	4,849
165		Linear Technology Corp.	4,307
		TOTAL	9,156
		Services to Medical Professionals – 1.0%
1,102	[1]	Health Net, Inc.	26,734
605	[1]	Humana, Inc.	29,415
1,233		UnitedHealth Group, Inc.	40,689
173	[1]	Wellpoint, Inc.	11,024
		TOTAL	107,862
		Shoes – 0.0%
99	[1]	Genesco, Inc.	2,334
		Software Packaged/Custom – 2.8%
460	[1]	Adobe Systems, Inc.	14,858
184	[1]	Advent Software, Inc.	6,946
276	[1]	ArcSight, Inc.	6,555
1,164		CA, Inc.	25,655
228	[1]	Computer Sciences Corp.	11,696
570	[1]	DST Systems, Inc.	25,838
172	[1]	MSCI, Inc., Class A	5,084
771		Microsoft Corp.	21,727
215	[1]	NetSuite, Inc.	3,395
311	[1]	Quest Software, Inc.	5,355
4,841	[1]	Red Hat, Inc.	131,772
322		Rovi Corp.	9,296
699	[1]	Solera Holdings, Inc.	23,144
		TOTAL	291,321
		Specialty Retailing – 0.7%
1,920		CVS Caremark Corp.	62,150
946	[1]	Cabela's, Inc., Class A	15,250
		TOTAL	77,400
		Stainless Steel Producer – 1.0%
2,461		Allegheny Technologies, Inc.	100,532
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15

Shares			Value
240		Carpenter Technology Corp.	6,432
		TOTAL	106,964
		Telecommunication Equipment & Services – 0.1%
252	[1]	Amdocs Ltd.	7,205
		Tobacco – 0.2%
285	[1]	Lorillard, Inc.	21,575
		Undesignated Consumer Cyclicals – 1.1%
88	[1]	Capella Education Co.	6,457
372		DeVRY, Inc.	22,714
735	[1]	ITT Educational Services, Inc.	71,200
55		Strayer Education, Inc.	11,428
		TOTAL	111,799
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,306,844)	10,398,768
		MUTUAL FUND – 2.0%
209,547	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	209,547
		TOTAL INVESTMENTS — 100.4% (IDENTIFIED COST $8,516,391)[4]	10,608,315
		OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(42,105)
		TOTAL NET ASSETS — 100%	$10,566,210
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of January 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $209,547 of investments in an affiliated issuer (Note 5) (identified cost $8,516,391)		$10,608,315
Income receivable		6,495
Receivable for investments sold		170,076
Receivable for shares sold		13,048
TOTAL ASSETS		10,797,934
Liabilities:
Payable for investments purchased	$170,690
Payable for transfer and dividend disbursing agent fees and expenses	14,018
Payable for auditing fees	11,312
Payable for portfolio accounting fees	13,516
Payable for distribution services fee (Note 5)	1,381
Payable for shareholder services fee (Note 5)	3,671
Payable for share registration costs	11,903
Accrued expenses	5,233
TOTAL LIABILITIES		231,724
Net assets for 1,240,811 shares outstanding		$10,566,210
Net Assets Consist of:
Paid-in capital		$15,392,417
Net unrealized appreciation of investments		2,091,924
Accumulated net realized loss on investments		(6,912,386)
Distributions in excess of net investment income		(5,745)
TOTAL NET ASSETS		$10,566,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,815,846 ÷ 443,743 shares outstanding), no par value, unlimited shares authorized		$8.60
Offering price per share		$8.60
Redemption proceeds per share		$8.60
Class A Shares:
Net asset value per share ($4,791,105 ÷ 560,135 shares outstanding), no par value, unlimited shares authorized		$8.55
Offering price per share (100/94.50 of $8.55)		$9.05
Redemption proceeds per share		$8.55
Class C Shares:
Net asset value per share ($1,959,259 ÷ 236,933 shares outstanding), no par value, unlimited shares authorized		$8.27
Offering price per share		$8.27
Redemption proceeds per share (99.00/100 of $8.27)		$8.19
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations

Six Months Ended January 31, 2010 (unaudited)

Investment Income:
Dividends (including $230 received from an affiliated issuer (Note 5))			$92,275
Expenses:
Investment adviser fee (Note 5)		$51,703
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		12,896
Transfer and dividend disbursing agent fees and expenses		27,165
Directors'/Trustees' fees		548
Auditing fees		11,343
Legal fees		4,141
Portfolio accounting fees		34,460
Distribution services fee — Class C Shares (Note 5)		8,535
Shareholder services fee — Class A Shares (Note 5)		6,194
Shareholder services fee — Class C Shares (Note 5)		2,845
Share registration costs		21,260
Printing and postage		18,703
Insurance premiums		2,206
Miscellaneous		1,496
TOTAL EXPENSES		319,441
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(51,703)
Waiver of administrative personnel and services fee	(22,628)
Reimbursement of other operating expesnes	(147,110)
TOTAL WAIVERS AND REIMBURSEMENTS		(221,441)
Net expenses			98,000
Net investment income (loss)			(5,725)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,541,103
Net change in unrealized appreciation of investments			(369,199)
Net realized and unrealized gain on investments			1,171,904
Change in net assets resulting from operations			$1,166,179
  See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2010	Year Ended 7/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(5,725)	$21,539
Net realized gain (loss) on investments	1,541,103	(6,769,333)
Net change in unrealized appreciation/depreciation of investments	(369,199)	1,374,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,166,179	(5,373,001)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,311)	(12,123)
Class A Shares	—	(5,125)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,311)	(17,248)
Share Transactions:
Proceeds from sale of shares	268,653	11,864,848
Net asset value of shares issued to shareholders in payment of distributions declared	3,331	11,952
Cost of shares redeemed	(2,393,885)	(10,292,351)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,121,901)	1,584,449
Change in net assets	(960,033)	(3,805,800)
Net Assets:
Beginning of period	11,526,243	15,332,043
End of period (including undistributed (distributions in excess of) net investment income of $(5,745) and $4,291, respectively)	$10,566,210	$11,526,243
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements

January 31, 2010 (unaudited)

1. ORGANIZATION

Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation while seeking to minimize the impact of taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Semi-Annual Shareholder Report
20

type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Semi-Annual Shareholder Report
21

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report
22

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,270	$59,997	449,790	$3,194,130
Shares issued to shareholders in payment of distributions declared	370	3,331	976	6,958
Shares redeemed	(101,997)	(869,188)	(360,647)	(2,719,672)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(94,357)	$(805,860)	90,119	$481,416
	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,412	$189,078	947,917	$7,814,906
Shares issued to shareholders in payment of distributions declared	—	—	703	4,994
Shares redeemed	(113,636)	(942,876)	(930,303)	(6,506,356)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(91,224)	$(753,798)	18,317	$1,313,544
Semi-Annual Shareholder Report
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	Six Months Ended 1/31/2010		Year Ended 7/31/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,379	$19,578	118,890	$855,812
Shares redeemed	(70,755)	(581,821)	(152,072)	(1,066,323)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(68,376)	$(562,243)	(33,182)	$(210,511)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(253,957)	$(2,121,901)	75,254	$1,584,449

4. FEDERAL TAX INFORMATION

At January 31, 2010, the cost of investments for federal tax purposes was $8,516,391. The net unrealized appreciation of investments for federal tax purposes was $2,091,924. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,185,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,178.

At July 31, 2009, the Fund had a capital loss carryforward of $3,191,091 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$10,826
2017	$3,180,265

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2010, the Adviser waived $51,601 of its fee and reimbursed $147,110 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2010, FAS waived $22,628 of its fee. The net fee paid to FAS was 1.624% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2010, FSC retained $2,090 of fees paid by the Fund. For the six months ended January 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2010, FSC retained $80 in sales charges from the sale of Class A Shares. FSC also retained $212 of CDSC relating to redemptions of Class C Shares.

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Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2010, FSSC received $160 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40%, 1.65% and 2.40% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) September 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2010, the Adviser reimbursed $102. Transactions with the affiliated company during the six months ended January 31, 2010 were as follows:

Affiliate	Balance of Shares Held 7/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	231,630	2,007,790	2,029,873	209,547	$209,547	$230
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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2010, were as follows:

Purchases	$4,312,423
Sales	$6,504,468

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2010, there were no outstanding loans. During the six months ended January 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. Subsequent events

On March 12, 2010, the Fund's shareholders approved the merger of the Fund into Federated MDT All Cap Core Fund. The merger occurred as a tax-free reorganization at the close of business on March 19, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract - May 2009

Federated MDT Tax Aware/All Cap Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
30

with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the report. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries Semi-Annual Shareholder Report
31

for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

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The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated MDT Tax Aware/All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R601

36405 (3/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2010